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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3406

Date of fiscal year end:	October 31, 2015

Date of reporting period:	October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT

October 31, 2015

For more information or assistance in opening an account,

please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 15, 2015

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the year ended October 31, 2015. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), we would like to thank you for your continued investment.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	4.99%	3.56%	3.69%	6.63%	6.58%
S&P 500® Index	5.20%	16.20%	14.33%	7.85%	7.92%

Average annual total returns for periods ended October 31, 2015. Past performance is not a guarantee of future results.

For the fiscal year ended October 31, 2015, the TFS Market Neutral Fund produced significant positive alpha versus the S&P 500 Index. That is, the Fund had positive performance beyond the portion explained by its low, but positive, market exposure. Since inception, the Fund’s market exposure or beta was 0.23 relative to the S&P 500. For a 1% move in the S&P 500, either up or down, a fund with a beta of 0.23 is expected to move 0.23% in the same direction.

In the 2014 annual shareholder letter, we detailed how a basket of high borrowing cost, high volatility shorts drove the Fund’s poor performance in 2013 and part of 2014. Enhanced portfolio construction methodologies have helped the Fund benefit from exposure to these types of stocks, while reducing disproportional influence by these stocks on overall performance. Certainly, we are hesitant to draw any conclusions from just one year of Fund performance. We are, however, encouraged by the Fund’s alpha generation throughout the 2015 fiscal year; a year in which high borrowing cost, high volatility stocks at times outperformed the market.

The Fund generated positive alpha versus the S&P 500 in 8 of 12 months last fiscal year. Performance was particularly strong in the third calendar quarter of 2015; a quarter in which markets were down globally, especially in August. The S&P 500 fell 12.0% from July 20th to August 25th, representing the fourth largest market drawdown since the Fund’s inception in 2004. The equity market sell-off was particularly brutal for high borrowing cost, high volatility stocks. Though down slightly, short positions in many of these “story” stocks helped TFSMX provide significant downside protection during this market correction.

Throughout the fiscal year, the volatility of the Fund remained a fraction of that of the S&P 500. Annualized volatility is a statistical measure of the dispersion of returns for a security over a one-year period; typically, the higher the volatility, the riskier the security. Since inception, TFSMX has experienced considerably less annualized volatility than the S&P 500 (7.50% versus 19.79%).

The strategies used in managing TFSMX have resulted in returns that have a relatively low correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception.

Index	Correlation Since Inception
S&P 500® Index	0.61
Russell 2000® Index	0.59
MSCI EAFE Index	0.48
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones REIT ETF Index	0.43
Dow Jones Commodity Futures	0.42

Since inception, TFSMX has produced alpha versus the S&P 500; generating an average annual return of 6.58% versus 7.92% for the S&P 500. Among funds in the Morningstar Market Neutral category, the Fund’s performance ranked in the top quartile over the 3-, 5-, and 10-year periods ended October 31, 20151.

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	0.51%	16.63%	13.77%	10.78%
Russell 2000® Index	0.34%	13.90%	12.06%	6.50%

Average annual total returns for periods ended October 31, 2015. Past performance is not a guarantee of future results.

TFSSX outperformed its benchmark, the Russell 2000® Index, during the 2015 fiscal year by 0.17%.

Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with most of the performance deviation attributable to TFS Capital’s equity selection. Last year, the majority of the Fund’s strategies contributed positively to the Fund’s performance versus the Russell 2000® Index on a within-sector basis. That is, strategies correctly identified stocks that outperformed industry and sector peers.

Unfortunately, during the third calendar quarter of 2015, much of the positive performance that the Fund generated relative to the Russell 2000® Index within-sector was offset by negative performance that was the result of sector biases in the Fund. TFSSX sector biases vary over time, driven by the bottom-up stock-selection of strategies in the Fund. In normal times, these sector biases do not have a material impact on performance. In July, August, and September of 2015, however, the Fund’s modest active weights in sectors with notably disparate performance from that of the benchmark detracted materially from overall performance.

Despite a year with minimal alpha for TFSSX, the Fund’s 9-year track record remains strong. Since inception, the Fund has generated an average annual return that is 4.28% higher than that of the Russell 2000. TFSSX performance ranked in the top quartile of funds in the Morningstar Small Blend category over the 3- and 5-year periods ended October 31, 20152.

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	3-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	6.78%	-0.71%	2.04%
S&P Diversified Trends Indicator	-2.64%	2.08%	-1.96%
Bloomberg Commodity Index	-25.72%	-15.04%	-11.48%
S&P 500 Index	5.20%	16.20%	16.29%

Average annual total return for the periods ended October 31, 2015. Past performance is not a guarantee of future results.

After two down years, the TFS Hedged Futures Fund was up 6.78% during the 2015 fiscal year, significantly outpacing the S&P Diversified Trends Indicator (the “S&P DTI”) (down 2.64%). TFSHX’s positive performance was driven by the Fund’s financial sector strategies and, to a lesser extent, by the Fund’s commodity sector strategies.

The Fund generated positive returns in 10 of 12 months during the fiscal year. Performance was particularly strong during the second and third calendar quarters of 2015, including August; a month in which TFSHX was up over 3% despite a sell off of more than 6% in both large and small cap equities. Since inception, the Fund’s beta to the S&P 500 Index is just 0.06. Almost none of the Fund’s performance can be explained by movements in the equity markets.

TFSHX exhibits low-to-negative correlation to all major asset classes including global equities, fixed income, and commodities. The Fund, which does not employ trend-following strategies, also has a low average correlation to the S&P DTI and other funds in Morningstar’s Managed Futures Category. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes, and the TFS Market Neutral Fund.

Index	Correlation Since Inception
S&P Diversified Trends Indicator	-0.04
S&P 500® Index	0.15
MSCI ACWI Index	0.14
S&P GSCI Index	0.02
Barclays U.S. Aggregate Bond Index	-0.06
TFS Market Neutral Fund (ticker: TFSMX)	0.21

As always, we do not recommend allocating a high percentage of one’s assets to any single investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding the information presented here, please contact us.

Best regards,

Eric S. Newman	David S. Hall
Chief Investment Officer & Co-Portfolio Manager	Co-Portfolio Manager
TFS Capital LLC	TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance information current through the most recent month-end is available at www.tfscapital.com. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

[1]

Based on Morningstar data for the periods ended 10/31/15. Category % ranking for TFSMX was 19th percentile out of 162 funds for the 1-year period, 13th percentile out of 103 funds for the 3-year period, 14th percentile out of 79 funds for the 5-year period and 5th percentile out of 43 funds for the 10-year period. Past performance is not a guarantee of future results.

[2]

Based on Morningstar data for the periods ended 10/31/15. Category % ranking for TFSSX was 46th percentile out of 807 funds for the 1-year period, 7th percentile out of 726 funds for the 3-year period, and 16th percentile out of 675 funds for the 5-year period. Past performance is not a guarantee of future results.

Investments are placed into Morningstar Categories based on their compositions and portfolio statistics so that investors can make meaningful comparisons. Morningstar Category % Rank is a fund’s total-return percentile rank relative to all funds in the same category. The highest (or most favorable) percentile rank is one and the lowest (or least favorable) percentile rank is 100. The Category % Rank complements the Morningstar Rating, especially for funds in smaller categories because these funds may have received a 3-star rating, but could be in the top half of their category performance.

TFS MARKET NEUTRAL FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Market Neutral Fund versus the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2015
	1 Year	5 Years	10 Years
TFS Market Neutral Fund	4.99%	3.69%	6.63%
S&P 500® Index	5.20%	14.33%	7.85%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

TFS SMALL CAP FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Small Cap Fund versus the Russell 2000® Index

Average Annual Total Returns(a) For the periods ended October 31, 2015
	1 Year	5 Years	Since Inception(b)
TFS Small Cap Fund	0.51%	13.77%	10.78%
Russell 2000® Index	0.34%	12.06%	6.50%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was March 7, 2006.

TFS HEDGED FUTURES FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Hedged Futures Fund versus the
S&P Diversified Trends Indicator and the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2015
	1 Year	Since Inception(b)
TFS Hedged Futures Fund	6.78%	2.04%
S&P Diversified Trends Indicator	-2.64%	-1.96%
S&P 500® Index	5.20%	16.29%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was December 29, 2011.

8

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
October 31, 2015 (Unaudited)

Common Stocks vs.
the S&P 500® Index Net Sector Exposure*

*

The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
YRC Worldwide, Inc.	0.60%	Plug Power, Inc.	(0.42%)
Web.com Group, Inc.	0.51%	American Railcar Industries, Inc.	(0.40%)
Oxford Industries, Inc.	0.50%	Keryx Biopharamaceuticals, Inc.	(0.38%)
Tech Data Corporation	0.50%	Shake Shack, Inc. - Class A	(0.37%)
MRC Global, Inc.	0.49%	Northwest Biotherapeutics, Inc.	(0.37%)
Phibro Animal Health Corporation - Class A	0.49%	Rockwell Medical, Inc.	(0.37%)
BioSpecifics Technologies Corporation	0.48%	Accelerate Diagnostics, Inc.	(0.35%)
Concert Pharamaceuticals, Inc.	0.47%	Zoe's Kitchen, Inc.	(0.34%)
Koppers Holdings, Inc.	0.47%	SunEdison, Inc.	(0.32%)
Delek US Holdings, Inc.	0.46%	ZIOPHARM Oncology, Inc.	(0.32%)

Please note that the Fund may hold securities other than common stocks.

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
October 31, 2015 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
Phibro Animal Health Corporation - Class A	0.63%
ePlus, Inc.	0.62%
Gibraltar Industries, Inc.	0.60%
Web.com Group, Inc.	0.59%
Oxford Industries, Inc.	0.58%
Tech Data Corporation	0.57%
Dean Foods Company	0.57%
Prestige Brands Holdings, Inc.	0.53%
Concert Pharmaceuticals, Inc.	0.52%
AEP Industries, Inc.	0.52%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
October 31, 2015 (Unaudited)

Exposure by Type of Futures Contract
(Notional Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.2%
Net Financial Futures Exposure	-35.7%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2015

COMMON STOCKS — 96.5%	Shares	Value
Consumer Discretionary — 16.0%
Barnes & Noble, Inc. (a)	262,233	$3,406,407
Bloomin' Brands, Inc.	210,513	3,572,406
Caleres, Inc. (a)	107,915	3,297,882
Men's Wearhouse, Inc. (The) (a)	79,061	3,160,859
Murphy USA, Inc. (a) (b)	46,939	2,880,646
Oxford Industries, Inc. (a)	54,359	3,958,422
Perry Ellis International, Inc. (a) (b)	150,599	3,233,361
Tower International, Inc. (b)	131,555	3,613,816
Other Consumer Discretionary (c)		98,649,633
		125,773,432
Consumer Staples — 3.9%
Dean Foods Company	197,568	3,577,956
SpartanNash Company (a)	104,687	2,920,767
Other Consumer Staples (c)		24,309,949
		30,808,672
Energy — 6.0%
Delek US Holdings, Inc.	133,991	3,644,555
Scorpio Tankers, Inc. (a)	312,901	2,853,657
Teekay Tankers Ltd. - Class A	399,175	3,049,697
World Fuel Services Corporation	73,465	3,266,254
Other Energy (c)		34,625,211
		47,439,374
Financials — 11.9%
Other Financials (c)		93,440,605

Health Care — 18.7%
Aegerion Pharmaceuticals, Inc. (b)	215,579	3,164,700
Allscripts Healthcare Solutions, Inc. (a) (b)	258,025	3,627,832
Amphastar Pharmaceuticals, Inc. (b)	296,570	3,511,389
BioSpecifics Technologies Corporation (b)	64,879	3,789,582
Concert Pharmaceuticals, Inc. (a) (b)	164,039	3,725,326
Emergent BioSolutions, Inc. (b)	104,486	3,359,225
FibroGen, Inc. (b)	121,990	2,843,587
INC Research Holdings, Inc. - Class A (a) (b)	72,166	3,010,044
MedAssets, Inc. (a) (b)	124,118	2,939,114
Orthofix International N.V. (b)	103,592	3,527,308
Phibro Animal Health Corporation - Class A	115,903	3,866,524
Premier, Inc. - Class A (b)	84,974	2,872,971
Prestige Brands Holdings, Inc. (b)	71,525	3,505,440
Surgical Care Affiliates, Inc. (b)	95,210	2,819,168
Other Health Care (c)		99,927,988
		146,490,198

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 96.5% (Continued)	Shares	Value
Industrials — 15.1%
Aegion Corporation (b)	188,309	$3,632,481
ArcBest Corporation (a)	135,367	3,506,005
General Cable Corporation (a)	226,280	3,482,449
Gibraltar Industries, Inc. (b)	111,918	2,833,764
MasTec, Inc. (a) (b)	171,773	2,880,633
MRC Global, Inc. (a) (b)	325,660	3,875,354
SkyWest, Inc. (a)	154,058	2,933,264
SPX Corporation	257,710	3,156,948
Vectrus, Inc. (a) (b)	133,001	3,307,735
YRC Worldwide, Inc. (a) (b)	256,320	4,680,403
Other Industrials (c)		84,402,670
		118,691,706
Information Technology — 17.4%
EarthLink Holdings Corporation (a)	366,463	3,133,259
ePlus, Inc. (a) (b)	35,839	3,025,528
Insight Enterprises, Inc. (a) (b)	129,479	3,288,767
IntraLinks Holdings, Inc. (b)	334,488	2,926,770
Photronics, Inc. (a) (b)	296,241	2,840,951
Tech Data Corporation (b)	53,484	3,893,100
Web.com Group, Inc. (b)	169,152	3,969,997
Other Information Technology (c)		113,188,137
		136,266,509
Materials — 4.8%
Commercial Metals Company	246,552	3,542,952
Globe Specialty Metals, Inc.	254,413	3,210,692
Haynes International, Inc.	72,926	2,876,931
Koppers Holdings, Inc.	194,604	3,689,692
Other Materials (c)		24,332,797
		37,653,064
Telecommunication Services — 1.6%
Telephone and Data Systems, Inc. (a)	108,564	3,109,273
Other Telecommunication Services (c)		9,450,908
		12,560,181
Utilities — 1.1%
Other Utilities (c)		8,518,096

Total Common Stocks (Cost $738,595,397)		$757,641,837

INVESTMENT COMPANIES — 1.0%	Shares	Value
Other Investment Companies (Cost $8,000,317)(c)		$8,034,335

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

RIGHTS — 0.0%(d)	Shares	Value
Other Rights (Cost $0) (c)		$77,515

WARRANTS — 0.0%	Shares	Value
Imperial Holdings (Cost $0) (b) (e)	1,663	$0

CORPORATE BONDS — 0.0%(d)	Shares	Value
Financials — 0.0% (d)
Other Financials (Cost $0) (c)		$3,098

MONEY MARKET FUNDS — 0.0% (d)	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (a) (f)	15,710	$15,710
UMB Money Market Fiduciary, 0.01% (f)	179,274	179,274
Total Money Market Funds (Cost $194,984)		$194,984

Total Investments at Value — 97.5% (Cost $746,790,698)		$765,951,769

Other Assets in Excess of Liabilities (g) — 2.5%		19,114,105

Net Assets — 100.0%		$785,065,874

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC's website at http://www.sec.gov.

(a)	All or a portion of the shares have been committed as collateral for open short positions.

(b)	Non-income producing security.

(c)

Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of October 31, 2015.

(d)	Percentage rounds to less than 0.1%.

(e)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at October 31, 2015, representing 0.0% of net assets (Note 2).

(f)	The rate shown is the 7-day effective yield as of October 31, 2015.

(g)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT October 31, 2015

COMMON STOCKS — 69.6%	Shares	Value
Consumer Discretionary — 10.3%
Auto Components — 0.7%
Ballard Power Systems, Inc.	100,194	$151,293
BorgWarner, Inc.	1,150	49,243
Dorman Products, Inc.	43,875	2,048,085
Drew Industries, Inc.	1,776	106,258
Fox Factory Holding Corporation	83,546	1,482,942
Fuel Systems Solutions, Inc.	1,217	7,570
Gentex Corporation	8,344	136,758
Motorcar Parts of America, Inc.	26,758	900,674
Quantum Fuel Systems Technologies Worldwide, Inc.	10,403	11,443
Strattec Security Corporation	11,705	700,193
		5,594,459
Automobiles — 0.1%
Kandi Technologies Group, Inc.	69,327	652,367
Tesla Motors, Inc.	969	200,515
		852,882
Distributors — 0.0% (a)
Fenix Parts, Inc.	3,636	28,615
Genuine Parts Company	344	31,222
		59,837
Diversified Consumer Services — 0.8%
2U, Inc.	93,755	1,966,980
American Public Education, Inc.	1,309	28,444
Bridgepoint Education, Inc.	1,471	11,400
Carriage Services, Inc.	1,968	42,332
DeVry Education Group, Inc.	1,645	38,756
Grand Canyon Education, Inc.	5,816	241,713
H&R Block, Inc.	2,937	109,433
ITT Educational Services, Inc.	184,869	610,068
LifeLock, Inc.	68,310	957,023
Regis Corporation	17,206	284,243
Sotheby's	1,140	39,501
Strayer Education, Inc.	4,742	250,947
Weight Watchers International, Inc.	128,797	1,980,898
		6,561,738
Hotels, Restaurants & Leisure — 2.2%
Amaya, Inc.	2,858	63,791
BJ's Restaurants, Inc.	363	15,584
Bob Evans Farms, Inc.	553	23,928
Brinker International, Inc.	2,823	128,475
Buffalo Wild Wings, Inc.	54	8,331
Chipotle Mexican Grill, Inc.	162	103,717
Choice Hotels International, Inc.	5,690	297,644

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Hotels, Restaurants & Leisure — 2.2% (Continued)
Dave & Buster's Entertainment, Inc.	32,273	$1,245,092
Del Taco Restaurants, Inc.	3,117	36,562
Diamond Resorts International, Inc.	12,139	345,233
DineEquity, Inc.	2,829	236,080
Domino's Pizza, Inc.	684	72,962
Dunkin' Brands Group, Inc.	2,733	113,174
El Pollo Loco Holdings, Inc.	14,583	167,413
Famous Dave's of America, Inc.	5,909	68,013
Good Times Restaurants, Inc.	102	605
Habit Restaurants, Inc. (The) - Class A	53,130	1,268,744
International Game Technology plc	958	15,539
Interval Leisure Group, Inc.	34,382	606,842
Jamba, Inc.	135,799	1,799,337
Kona Grill, Inc.	70,611	970,901
Las Vegas Sands Corporation	3,696	182,989
Marriott Vacations Worldwide Corporation	2,211	142,388
Morgans Hotel Group Company	3,050	10,949
Noodles & Company	131,147	1,937,041
Norwegian Cruise Line Holdings Ltd.	1,501	95,494
Potbelly Corporation	4,202	47,062
Red Robin Gourmet Burgers, Inc.	257	19,247
Ruby Tuesday, Inc.	191,525	1,001,676
Scientific Games Corporation - Class A	13,343	147,974
SeaWorld Entertainment, Inc.	1,871	37,289
Shake Shack, Inc. - Class A	63,401	2,889,184
Starbucks Corporation	1,997	124,952
Wingstop, Inc.	1,048	24,240
Wynn Resorts Ltd.	2,318	162,144
Zoe's Kitchen, Inc.	76,907	2,647,908
		17,058,504
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	3,401	108,696
Century Communities, Inc.	3,762	71,779
CSS Industries, Inc.	1,857	50,696
Dixie Group, Inc. (The)	3,400	22,338
Ethan Allen Interiors, Inc.	7,300	198,633
Garmin Ltd.	3,340	118,470
GoPro, Inc. - Class A	6,874	171,850
Hooker Furniture Corporation	1,889	46,885
Hovnanian Enterprises, Inc. - Class A	219,438	452,042
iRobot Corporation	36,436	1,093,444
Lennar Corporation - Class A	1,999	100,090
MDC Holdings, Inc.	8,807	228,894

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Household Durables — 1.0% (Continued)
New Home Company, Inc. (The)	36,447	$521,557
PulteGroup, Inc.	3,216	58,949
Skullcandy, Inc.	209,748	1,174,589
SodaStream International Ltd.	1,801	26,979
TRI Pointe Homes, Inc.	16,151	209,640
Tupperware Brands Corporation	982	57,810
Turtle Beach Corporation	409,057	961,284
Vuzix Corporation	5,041	25,558
William Lyon Homes - Class A	69,673	1,486,822
ZAGG, Inc.	39,822	337,690
		7,524,695
Internet & Catalog Retail — 0.5%
Blue Nile, Inc.	2,867	97,765
Etsy, Inc.	40,514	441,603
Groupon, Inc.	25,027	92,850
NutriSystem, Inc.	539	12,467
PetMed Express, Inc.	125,819	2,116,276
Shutterfly, Inc.	16,343	681,666
TripAdvisor, Inc.	687	57,557
		3,500,184
Leisure Products — 0.4%
Arctic Cat, Inc.	97,051	1,993,428
Hasbro, Inc.	1,240	95,269
JAKKS Pacific, Inc.	35,482	281,018
Mattel, Inc.	6,178	151,855
Performance Sports Group Ltd.	70,921	814,173
Smith & Wesson Holding Corporation	1,340	23,932
		3,359,675
Media — 1.4%
Charter Communications, Inc. - Class A	964	184,066
CTC Media, Inc.	12,531	21,177
Discovery Communications, Inc. - Series A	2,213	65,151
DreamWorks Animation SKG, Inc. - Class A	1,444	29,227
E.W. Scripps Company (The) - Class A	11,911	262,757
Eros International plc	123,617	1,380,802
IMAX Corporation	33,623	1,290,787
John Wiley & Sons, Inc. - Class A	4,112	215,181
Lions Gate Entertainment Corporation	3,224	125,639
Martha Stewart Living Omnimedia, Inc. - Class A	308	1,860
MDC Partners, Inc. - Class A	9,534	198,116
Media General, Inc.	144,042	2,140,464
Meredith Corporation	4	188
MSG Networks, Inc. - Class A	3,557	72,990

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Media — 1.4% (Continued)
New Media Investment Group, Inc.	39,825	$641,182
News Corporation - Class B	1,702	26,347
Nexstar Broadcasting Group, Inc. - Class A	637	33,907
Omnicom Group	737	55,216
Pandora Media, Inc.	39,560	455,336
Rentrak Corporation	37,482	2,068,257
Scholastic Corporation	27,275	1,114,729
Scripps Networks Interactive, Inc. - Class A	1,607	96,549
SFX Entertainment, Inc.	170,214	158,316
Sinclair Broadcast Group, Inc. - Class A	1,332	39,973
TEGNA, Inc.	2,195	59,353
Tribune Publishing Company	36,779	347,194
Walt Disney Company (The)	892	101,456
World Wrestling Entertainment, Inc. - Class A	2,601	46,376
		11,232,596
Multiline Retail — 0.2%
Big Lots, Inc.	822	37,894
Bon-Ton Stores, Inc. (The)	6,050	19,057
Dollar Tree, Inc.	1,957	128,164
J. C. Penney Company, Inc.	58,346	535,033
Sears Holdings Corporation	23,253	543,423
		1,263,571
Specialty Retail — 2.4%
Aaron's, Inc.	1,480	36,512
Abercrombie & Fitch Company - Class A	7,735	163,905
American Eagle Outfitters, Inc.	1,732	26,465
America's Car-Mart, Inc.	316	10,820
AutoZone, Inc.	31	24,317
Barnes & Noble Education, Inc.	2,371	34,972
Bed Bath & Beyond, Inc.	1,143	68,157
Boot Barn Holdings, Inc.	113,691	1,705,365
Buckle, Inc. (The)	42,530	1,507,263
Build-A-Bear Workshop, Inc.	30,781	478,952
Cabela's, Inc.	11,460	448,888
CarMax, Inc.	835	49,273
Conn's, Inc.	114,872	2,179,122
Container Store Group, Inc. (The)	215,579	2,459,756
Destination XL Group, Inc.	9,779	57,109
Five Below, Inc.	1,145	39,319
Francesca's Holdings Corporation	126,047	1,791,128
GameStop Corporation - Class A	3,289	151,524
Gap, Inc. (The)	1,269	34,542
Genesco, Inc.	4,845	303,539

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Specialty Retail — 2.4% (Continued)
Guess?, Inc.	99	$2,084
Haverty Furniture Companies, Inc.	6,510	152,399
hhgregg, Inc.	30,312	163,685
Hibbett Sports, Inc.	591	20,189
Kirkland's, Inc.	5,974	137,342
L Brands, Inc.	554	53,173
Lumber Liquidators Holdings, Inc.	101,348	1,400,629
Mattress Firm Holding Corporation	618	26,308
Monro Muffler Brake, Inc.	11,789	874,390
O'Reilly Automotive, Inc.	525	145,037
Pier 1 Imports, Inc.	150,353	1,115,619
Rent-A-Center, Inc.	30,738	565,272
Sears Hometown and Outlet Stores, Inc.	2,906	23,364
Select Comfort Corporation	51,107	1,083,469
Shoe Carnival, Inc.	380	8,539
Tile Shop Holdings, Inc. (The)	4,433	64,323
Ulta Salon Cosmetics & Fragrance, Inc.	831	144,561
Zumiez, Inc.	91,941	1,607,129
		19,158,440
Textiles, Apparel & Luxury Goods — 0.6%
Cherokee, Inc.	79,026	1,434,322
CROCS, Inc.	30,981	334,595
Culp, Inc.	7,443	223,364
Lakeland Industries, Inc.	6,257	77,274
lululemon athletica, Inc.	4,063	199,778
Rocky Brands, Inc.	18,034	229,934
Sequential Brands Group, Inc.	82,314	1,029,748
Skechers U.S.A., Inc. - Class A	922	28,766
Superior Uniform Group, Inc.	1,801	30,689
Tumi Holdings, Inc.	27,865	446,676
Vera Bradley, Inc.	57,834	723,503
		4,758,649
Consumer Staples — 2.4%
Beverages — 0.0% (a)
Brown-Forman Corporation - Class B	966	102,570
Coca-Cola Company (The)	253	10,715
Dr Pepper Snapple Group, Inc.	147	13,137
MGP Ingredients, Inc.	6,289	108,988
Monster Beverage Corporation	539	73,477
		308,887
Food & Staples Retailing — 0.8%
Chefs' Warehouse, Inc. (The)	88,269	1,337,275
Diplomat Pharmacy, Inc.	24,312	683,410

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Consumer Staples — 2.4% (Continued)
Food & Staples Retailing — 0.8% (Continued)
Fresh Market, Inc. (The)	50,217	$1,251,408
Natural Grocers by Vitamin Cottage, Inc.	85,386	2,044,995
PriceSmart, Inc.	1,584	136,192
Rite Aid Corporation	9,536	75,144
Sprouts Farmers Market, Inc.	2,742	55,882
United Natural Foods, Inc.	16,791	847,106
Walgreen Boots Alliance, Inc.	517	43,780
		6,475,192
Food Products — 1.0%
Amira Nature Foods Ltd.	54,675	290,871
Amplify Snack Brands, Inc.	2,084	25,175
Boulder Brands, Inc.	170,601	1,511,525
Cosan Ltd.	138	483
Diamond Foods, Inc.	29,078	1,152,070
Freshpet, Inc.	240,725	2,347,069
Hershey Company (The)	379	33,614
Hormel Foods Corporation	1,084	73,224
Inventure Foods, Inc.	116,090	1,005,339
Keurig Green Mountain, Inc.	1,376	69,832
Limoneira Company	1,307	20,729
Pilgrim's Pride Corporation	2,961	56,229
Pinnacle Foods, Inc.	1,811	79,829
Sanderson Farms, Inc.	10,321	717,413
Tootsie Roll Industries, Inc.	8,168	259,252
WhiteWave Foods Company	1,599	65,527
		7,708,181
Household Products — 0.1%
Colgate-Palmolive Company	1,010	67,013
Orchids Paper Products Company	33,632	985,754
		1,052,767
Personal Products — 0.4%
China-Biotics, Inc. (b)	535,616	0
Coty, Inc. - Class A	1,027	29,732
DS Healthcare Group, Inc.	5,711	17,019
Elizabeth Arden, Inc.	118,062	1,480,497
Herbalife Ltd.	3,598	201,632
Inter Parfums, Inc.	1,680	46,401
Johnson & Johnson	138	13,942
Nu Skin Enterprises, Inc. - Class A	27,632	1,055,819
		2,845,042

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Consumer Staples — 2.4% (Continued)
Tobacco — 0.1%
Reynolds American, Inc.	1,428	$69,001
Universal Corporation	5,810	313,798
		382,799
Energy — 5.3%
Energy Equipment & Services — 2.1%
Aspen Aerogels, Inc.	26,217	219,436
Atwood Oceanics, Inc.	15,257	252,503
Basic Energy Services, Inc.	304,853	1,131,005
Bristow Group, Inc.	15,563	540,503
C&J Energy Services Ltd.	135,660	676,943
CARBO Ceramics, Inc.	83,678	1,466,039
Diamond Offshore Drilling, Inc.	72,181	1,434,958
Ensco plc - Class A	28	466
Exterran Holdings, Inc.	10,679	232,161
Geospace Technologies Corporation	82,823	1,272,161
Gulfmark Offshore, Inc. - Class A	170,522	1,064,057
Helix Energy Solutions Group, Inc.	213,817	1,235,862
Helmerich & Payne, Inc.	1,859	104,606
Hornbeck Offshore Services, Inc.	10,747	145,192
McDermott International, Inc.	67,147	309,548
Mitcham Industries, Inc.	3,326	14,767
Noble Corporation plc	1,262	16,999
Ocean Rig UDW, Inc.	52,664	112,701
Pioneer Energy Services Corporation	81,974	189,360
Precision Drilling Corporation	590	2,331
RigNet, Inc.	515	15,450
Rowan Companies plc - Class A	113	2,224
RPC, Inc.	56,053	618,265
SEACOR Holdings, Inc.	7,694	449,483
Seadrill Ltd.	32,815	212,313
Synthesis Energy Systems, Inc.	219,710	200,266
Tesco Corporation	38,366	306,928
Tidewater, Inc.	17,510	216,249
Transocean Ltd.	4,877	77,203
Unit Corporation	130,100	1,640,561
US Silica Holdings, Inc.	125,531	2,267,090
Weatherford International plc	1,311	13,425
Willbros Group, Inc.	71,401	142,802
		16,583,857
Oil, Gas & Consumable Fuels — 3.2%
Amyris, Inc.	161,617	273,133
Approach Resources, Inc.	148,833	351,246
Arch Coal, Inc.	85,692	128,538

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Energy — 5.3% (Continued)
Oil, Gas & Consumable Fuels — 3.2% (Continued)
Bill Barrett Corporation	23,857	$116,184
Bonanza Creek Energy, Inc.	351,437	1,999,676
California Resources Corporation	368,766	1,489,815
Cenovus Energy, Inc.	66	984
Cheniere Energy Partners, L.P. Holdings, LLC	242	4,762
Cheniere Energy, Inc.	3,896	192,930
Chesapeake Energy Corporation	56,583	403,437
Clayton Williams Energy, Inc.	18,943	1,128,434
Clean Energy Fuels Corporation	69,397	392,093
Cobalt International Energy, Inc.	26,156	200,616
CONSOL Energy, Inc.	20,673	137,682
Continental Resources, Inc.	3,243	109,970
Crescent Point Energy Corporation	89	1,213
Denbury Resources, Inc.	15,124	53,539
Devon Energy Corporation	280	11,740
Dorian LPG Ltd.	515	6,067
Eclipse Resources Corporation	101,787	218,842
Emerald Oil, Inc.	105,263	214,736
Enbridge Energy Management, LLC	1,547	42,032
Energy XXI (Bermuda) Ltd.	206,757	357,690
EOG Resources, Inc.	569	48,849
Erin Energy Corporation	106,618	426,472
EXCO Resources, Inc.	230,934	258,646
Exxon Mobil Corporation	1,460	120,800
Frontline Ltd.	454,799	1,437,165
FX Energy, Inc.	4,562	5,178
GasLog Ltd.	70	810
Gastar Exploration, Inc.	45,765	71,851
Golar LNG Ltd.	1,307	37,916
Halcon Resources Corporation	200,622	140,656
Jones Energy, Inc. - Class A	13,475	69,261
Kinder Morgan, Inc.	884	24,177
Kosmos Energy, LLC	164,298	1,120,512
Laredo Petroleum, Inc.	187,442	2,151,834
LinnCo, LLC	100,892	234,069
Matador Resources Company	45,576	1,171,759
Midstates Petroleum Company, Inc.	51,861	199,665
Murphy Oil Corporation	488	13,874
Nordic American Offshore Ltd.	155,725	939,022
Nordic American Tankers Ltd.	703	10,742
Oasis Petroleum, Inc.	181,190	2,107,240
Panhandle Oil & Gas, Inc. - Class A	4,713	86,625
PDC Energy, Inc.	684	41,273

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Energy — 5.3% (Continued)
Oil, Gas & Consumable Fuels — 3.2% (Continued)
Peabody Energy Corporation	40,229	$514,528
Penn Virginia Corporation	206,079	127,542
Penn West Petroleum Ltd.	229,110	268,059
Pioneer Natural Resources Company	233	31,954
Renewable Energy Group, Inc.	32,681	257,853
REX American Resources Corporation	5,585	306,672
Rex Energy Corporation	984,069	2,223,996
Ring Energy, Inc.	1,080	11,221
Sanchez Energy Corporation	4,128	24,562
Seventy Seven Energy, Inc.	637,933	727,244
Stone Energy Corporation	3,976	22,226
Transatlantic Petroleum Ltd.	187	473
Ultra Petroleum Corporation	34,072	186,715
Uranium Energy Corporation	834,964	935,160
W&T Offshore, Inc.	170,474	555,745
Whiting Petroleum Corporation	5,442	93,766
Williams Companies, Inc.	1,793	70,716
		24,912,187
Financials — 9.4%
Banks — 2.0%
Ameris Bancorp	5,807	182,920
Associated Banc-Corp	1,558	30,132
Bancorp, Inc. (The)	34,125	245,700
Bank of Hawaii Corporation	8,993	588,862
Bank of Marin Bancorp	213	11,327
BBCN Bancorp, Inc.	316	5,306
Blue Hills Bancorp, Inc.	1,669	23,683
BNC Bancorp	5,968	133,982
BOK Financial Corporation	1,392	93,515
Bridge Bancorp, Inc.	179	5,139
Bryn Mawr Bank Corporation	2,659	77,457
Camden National Corporation	662	25,878
Cardinal Financial Corporation	5,693	129,402
Cathay General Bancorp	10	313
City Holding Company	19,334	924,745
Commerce Bancshares, Inc.	1,755	79,940
Community Bank System, Inc.	26,261	1,070,398
Community Trust Bancorp, Inc.	1,587	54,704
ConnectOne Bancorp, Inc.	373	6,658
CU Bancorp	395	9,527
Cullen/Frost Bankers, Inc.	1,538	105,261
Customers Bancorp, Inc.	9,854	270,985
CVB Financial Corporation	2,349	40,990

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Financials — 9.4% (Continued)
Banks — 2.0% (Continued)
Eagle Bancorp, Inc.	3,815	$181,594
Fidelity Southern Corporation	6,691	140,176
Financial Institutions, Inc	402	10,500
First Bancorp (North Carolina)	470	8,709
First BanCorporation (Puerto Rico)	14,632	55,455
First Business Financial Services, Inc.	72	1,775
First Commonwealth Financial Corporation	100,901	927,280
First Financial Bankshares, Inc.	50,913	1,693,366
First Merchants Corporation	3,756	98,520
First Niagara Financial Group, Inc.	772	7,990
FNB Corporation	2,287	30,806
German American Bancorp, Inc.	111	3,478
Glacier Bancorp, Inc.	1,448	39,617
Hampton Roads Bankshares, Inc.	141	261
Hancock Holding Company	1,440	39,744
Heartland Financial USA, Inc.	591	21,772
Heritage Commerce Corporation	17,050	180,389
Heritage Financial Corporation	35,134	647,168
Independent Bank Corporation (Massachusetts)	1,658	77,495
Investors Bancorp, Inc.	3,430	42,909
Lakeland Bancorp, Inc.	2,779	32,320
Lakeland Financial Corporation	5,857	263,155
LegacyTexas Financial Group, Inc.	78	2,239
M&T Bank Corporation	192	23,011
National Bank Holdings Corporation - Class A	11,425	252,036
National Bankshares, Inc.	746	24,357
National Commerce Corporation	155	3,892
NBT Bancorp, Inc.	626	17,597
OFG Bancorp	106,365	979,622
Old Second Bancorp, Inc.	1,895	12,696
Pacific Premier Bancorp, Inc.	220	4,697
PacWest Bancorp	299	13,467
Park National Corporation	12,355	1,120,846
Park Sterling Corporation	3,826	27,738
Peapack-Gladstone Financial Corporation	465	10,514
Peoples Financial Services Corporation	236	9,610
Popular, Inc.	1,484	43,882
QCR Holdings, Inc.	1,174	26,744
Renasant Corporation	16,435	569,144
S&T Bancorp, Inc.	29,906	953,403
Sandy Spring Bancorp, Inc.	1,382	38,005
ServisFirst Bancshares, Inc.	5,366	227,411
South State Corporation	328	25,420

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Financials — 9.4% (Continued)
Banks — 2.0% (Continued)
Southside Bancshares, Inc.	40,970	$1,102,093
Southwest Bancorp, Inc.	953	16,115
State Bank Financial Corporation	6,321	135,269
Stock Yards Bancorp, Inc.	503	18,953
Talmer Bancorp, Inc. - Class A	880	14,802
Texas Capital Bancshares, Inc.	726	40,075
Tompkins Financial Corporation	1,411	76,589
Tristate Capital Holdings, Inc.	1,949	24,343
Triumph Bancorp, Inc.	4,130	68,930
Trustmark Corporation	1,589	38,184
Umpqua Holdings Corporation	183	3,056
United Bankshares, Inc.	10,023	396,410
United Community Banks, Inc.	390	7,862
Valley National Bancorp	3,796	39,858
Washington Trust Bancorp, Inc.	592	22,970
Westamerica Bancorporation	12,283	543,031
		15,556,174
Capital Markets — 0.8%
Actua Corporation	4,264	59,056
Apollo Investment Corporation	110	587
Arlington Asset Investment Corporation - Class A	81	1,122
BGC Partners, Inc. - Class A	35,218	304,636
Capitala Finance Corporation	4,103	54,980
Cohen & Steers, Inc.	45,458	1,390,560
Cowen Group, Inc. - Class A	203,669	857,446
Diamond Hill Investment Group, Inc.	56	11,203
Eaton Vance Corporation	3,042	109,847
Federated Investors, Inc. - Class B	4,369	134,259
Fidus Investment Corporation	10,081	139,420
Fifth Street Senior Floating Rate Corporation	4,824	41,245
Financial Engines, Inc.	4,909	157,873
FS Investment Corporation	10,902	106,404
FXCM, Inc. - Class A	1,763	15,268
Gladstone Capital Corporation	24,804	214,803
Gladstone Investment Corporation	8,218	61,553
Greenhill & Company, Inc.	1,009	26,052
GSV Capital Corporation	728	6,982
Horizon Technology Finance Corporation	1,868	18,232
KCAP Financial, Inc.	5,404	26,534
KCG Holdings, Inc. - Class A	21,787	272,120
Legg Mason, Inc.	223	9,979
LPL Financial Holdings, Inc.	4,814	205,076
Manning & Napier, Inc.	131,028	982,710

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Financials — 9.4% (Continued)
Capital Markets — 0.8% (Continued)
Medley Capital Corporation	3,152	$23,482
OHA Investment Corporation	3,259	13,981
Oppenheimer Holdings, Inc. - Class A	7,676	140,855
PennantPark Investment Corporation	274	1,893
Pzena Investment Management, Inc. - Class A	5,750	54,797
RCS Capital Corporation - Class A	34,279	25,987
Safeguard Scientifics, Inc.	44,326	786,786
Stellus Capital Investment Corporation	4,314	44,262
T Rowe Price Group, Inc.	1,013	76,603
Triangle Capital Corporation	268	4,602
Virtu Financial, Inc. - Class A	39	944
		6,382,139
Consumer Finance — 0.6%
Atlanticus Holdings Corporation	34,543	104,320
Cash America International, Inc.	17,696	611,043
Credit Acceptance Corporation	476	90,007
Encore Capital Group, Inc.	18,373	747,781
Enova International, Inc.	5,275	68,575
EZCORP, Inc. - Class A	66,763	444,641
Green Dot Corporation - Class A	671	12,440
Nelnet, Inc. - Class A	6,315	225,951
PRA Group, Inc.	717	39,292
Synchrony Financial	1,738	53,461
World Acceptance Corporation	64,147	2,445,925
		4,843,436
Diversified Financial Services — 0.3%
Capital Southwest Corporation	1,688	25,236
CBOE Holdings, Inc.	298	19,978
CME Group, Inc.	1,013	95,698
FNFV Group	2,341	26,313
Global Eagle Entertainment, Inc.	25,719	342,577
Medallion Financial Corporation	28,515	238,385
MSCI, Inc.	594	39,798
NASDAQ OMX Group, Inc. (The)	182	10,536
On Deck Capital, Inc.	150,260	1,430,475
PICO Holdings, Inc.	6,883	66,490
		2,295,486
Insurance — 1.0%
Ace Ltd.	1,038	117,855
Ambac Financial Group, Inc.	5,783	93,395
AmTrust Financial Services, Inc.	1,361	92,847
Arch Capital Group Ltd.	709	53,097
Chubb Corporation (The)	87	11,253

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Financials — 9.4% (Continued)
Insurance — 1.0% (Continued)
Citizens, Inc.	232,626	$1,954,058
Enstar Group, Inc. (The)	1,506	237,647
Erie Indemnity Company - Class A	228	19,941
Genworth Financial, Inc. - Class A	65,024	304,312
HCI Group, Inc.	9,553	416,606
Horace Mann Educators Corporation	660	22,598
MBIA, Inc.	81,355	610,976
Mercury General Corporation	2,151	116,176
National Interstate Corporation	178	5,109
National Western Life Group, Inc. - Class A	23	5,934
Navigators Group, Inc. (The)	123	10,498
OneBeacon Insurance Group Ltd. - Class A	11,130	160,161
Phoenix Companies, Inc. (The)	19,298	663,465
Primerica, Inc.	41,892	1,995,316
Principal Financial Group, Inc.	817	40,981
Progressive Corporation (The)	1,044	34,588
Safety Insurance Group, Inc.	3,033	175,762
StanCorp Financial Group, Inc.	183	20,994
State Auto Financial Corporation	1,107	26,402
State National Companies, Inc.	2,984	26,946
Torchmark Corporation	1,202	69,728
Travelers Companies, Inc. (The)	168	18,966
United Insurance Holdings Corporation	29,112	480,930
Universal Insurance Holdings, Inc.	513	16,185
		7,802,726
Real Estate Investment Trusts (REIT) — 3.8%
Acadia Realty Trust	18,245	600,078
American Campus Communities, Inc.	16,287	660,764
American Homes 4 Rent - Class A	29,706	490,149
American Residential Properties, Inc.	912	15,112
American Tower Corporation	808	82,602
Apartment Investment & Management Company - Class A	2,173	85,160
AvalonBay Communities, Inc.	2,336	408,403
BioMed Realty Trust, Inc.	30,764	720,185
City Office REIT, Inc.	867	9,962
Columbia Property Trust, Inc.	15,338	380,996
Crown Castle International Corporation	1,684	143,915
CubeSmart	5,096	141,771
Digital Realty Trust, Inc.	9,647	713,492
Douglas Emmett, Inc.	6,680	204,074
Duke Realty Corporation	46,748	967,684
Education Realty Trust, Inc.	20,040	719,636
Equity Lifestyle Properties, Inc.	11,879	718,442

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Financials — 9.4% (Continued)
Real Estate Investment Trusts (REIT) — 3.8% (Continued)
Equity One, Inc.	25,255	$671,278
Equity Residential	5,611	433,842
Extra Space Storage, Inc.	8,359	662,367
Federal Realty Investment Trust	6,366	913,457
Franklin Street Properties Corporation	17,827	185,757
General Growth Properties, Inc.	19,285	558,301
Gladstone Commercial Corporation	30,113	482,109
Gladstone Land Corporation	14,015	128,938
Government Properties Income Trust	37,568	611,607
Gyrodyne, LLC	4,535	122,445
HCP, Inc.	2,315	86,118
Healthcare Realty Trust, Inc.	29,212	770,028
Healthcare Trust of America, Inc. - Class A	24,189	636,413
Independence Realty Trust, Inc.	36,085	282,906
Investors Real Estate Trust	29,703	241,188
Kimco Realty Corporation	23,439	627,462
Liberty Property Trust	9,115	310,092
LTC Properties, Inc.	10,176	436,042
Macerich Company (The)	2,191	185,665
Monogram Residential Trust, Inc.	29,195	287,863
National Retail Properties, Inc.	5,783	219,754
New York REIT, Inc.	56,851	648,101
Parkway Properties, Inc.	3,964	66,318
Pennsylvania Real Estate Investment Trust	38,939	875,349
Physicians Realty Trust	49,447	790,163
Post Properties, Inc.	4,199	250,848
Preferred Apartment Communities, Inc. - Class A	10,332	113,135
PS Business Parks, Inc.	2,985	256,083
Public Storage	3,593	824,450
QTS Realty Trust, Inc. - Class A	4,368	187,868
Realty Income Corporation	16,432	812,727
Regency Centers Corporation	10,059	683,610
Retail Opportunity Investments Corporation	37,706	683,610
Rexford Industrial Realty, Inc.	2,372	35,936
Saul Centers, Inc.	13,228	741,694
Simon Property Group, Inc.	3,687	742,783
SL Green Realty Corporation	1,820	215,888
Sovran Self Storage, Inc.	700	69,909
STAG Industrial, Inc.	24,408	500,852
Starwood Waypoint Residential Trust	3,147	77,416
STORE Capital Corporation	1,594	36,136
Sun Communities, Inc.	814	54,554
Tanger Factory Outlet Centers, Inc.	4,933	172,408

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Financials — 9.4% (Continued)
Real Estate Investment Trusts (REIT) — 3.8% (Continued)
Taubman Centers, Inc.	7,064	$543,787
Terreno Realty Corporation	4,297	96,167
Tier REIT, Inc.	17,377	253,183
UDR, Inc.	9,200	317,032
Universal Health Realty Income Trust	4,982	247,556
Vornado Realty Trust	4,107	412,959
Walter Investment Management Corporation	182,348	2,180,882
Washington Real Estate Investment Trust	7,131	192,608
Weingarten Realty Investors	5,942	212,486
Welltower, Inc.	8,119	526,680
Wheeler Real Estate Investment Trust, Inc.	23,355	45,542
		29,784,777
Thrifts & Mortgage Finance — 0.9%
Astoria Financial Corporation	17,286	275,885
Banc of California, Inc.	3,120	40,685
BankUnited, Inc.	1,161	43,166
Berkshire Hills Bancorporation, Inc.	1,165	33,319
BofI Holding, Inc.	1,692	135,377
Capitol Federal Financial, Inc.	86,769	1,126,262
Clifton Bancorp, Inc.	15,397	224,488
Federal Agricultural Mortgage Corporation - Class C	8,654	254,081
First Financial Northwest, Inc.	2,137	26,819
Flagstar Bancorp, Inc.	4,942	109,910
Flushing Financial Corporation	6,316	132,889
HomeStreet, Inc.	12,800	267,904
Impac Mortgage Holdings, Inc.	111,911	2,501,211
Kearny Financial Corporation	23,718	283,430
Meridian Bancorp, Inc.	1,423	19,979
New York Community Bancorp, Inc.	876	14,471
Northfield Bancorp, Inc.	35,121	538,054
Northwest Bancshares, Inc.	5,465	73,559
People's United Financial, Inc.	6,184	98,635
Stonegate Mortgage Corporation	4,098	23,481
TrustCo Bank Corporation	106,121	661,134
United Financial Bancorp, Inc.	612	7,944
WSFS Financial Corporation	4,534	144,045
		7,036,728
Health Care — 16.1%
Biotechnology — 7.6%
Abeona Therapeutics, Inc.	24,155	95,412
Achillion Pharmaceuticals, Inc.	2,312	18,080
Adamas Pharmaceuticals, Inc.	20,962	309,399
Advaxis, Inc.	68,914	764,256

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 16.1% (Continued)
Biotechnology — 7.6% (Continued)
Agenus, Inc.	39,260	$179,026
Agios Pharmaceuticals, Inc.	9,626	701,350
Akebia Therapeutics, Inc.	3,829	34,155
Alder Biopharmaceuticals, Inc.	12,716	406,658
Amicus Therapeutics, Inc.	274,237	2,056,778
Anavex Life Sciences Corporation	507	5,364
Anthera Pharmaceuticals, Inc.	4,109	23,709
Aquinox Pharmaceuticals, Inc.	17,226	263,386
Arena Pharmaceuticals, Inc.	34,918	65,995
ARIAD Pharmaceuticals, Inc.	2,006	13,721
Array BioPharma, Inc.	20,558	105,257
Arrowhead Research Corporation	212,182	1,092,737
Asterias Biotherapeutics, Inc.	49,791	228,043
Atara Biotherapeutics, Inc.	11,804	304,189
AVEO Pharmaceuticals, Inc.	24,632	28,573
BioCryst Pharmaceuticals, Inc.	33,301	299,376
Biota Pharmaceuticals, Inc.	188	363
BioTime, Inc.	78,204	294,829
bluebird bio, Inc.	2,069	159,582
Brainstorm Cell Therapeutics, Inc.	244	678
Calithera Biosciences, Inc.	84,708	723,406
Cancer Genetics, Inc.	2,058	13,377
Catalyst Pharmaceutical Partners, Inc.	17,873	56,479
Celladon Corporation	1,481	1,659
Celldex Therapeutics, Inc.	4,891	58,985
Cellular Biomedicine Group, Inc.	9,815	206,115
Cepheid	1,952	65,197
ChemoCentryx, Inc.	13,830	96,672
Chimerix, Inc.	4,515	176,898
CorMedix, Inc.	18,165	46,139
CTI BioPharma Corporation	122,921	163,485
Curis, Inc.	19,135	39,035
CytRx Corporation	203,691	566,261
Dicerna Pharmaceuticals, Inc.	3,737	37,445
Eagle Pharmaceuticals, Inc.	134	8,537
Enanta Pharmaceuticals, Inc.	51,774	1,454,332
Epizyme, Inc.	3,565	46,666
Esperion Therapeutics, Inc.	28,205	676,920
Exact Sciences Corporation	212,843	1,772,982
Fate Therapeutics, Inc.	75,164	330,722
Fibrocell Science, Inc.	338,849	1,294,403
Foundation Medicine, Inc.	27,134	608,344
Galena Biopharma, Inc.	1,185,052	1,990,887

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 16.1% (Continued)
Biotechnology — 7.6% (Continued)
Genocea Biosciences, Inc.	274,013	$1,312,522
Genomic Health, Inc.	7,719	161,481
Geron Corporation	91,171	316,363
GlobeImmune, Inc.	100	248
Heron Therapeutics, Inc.	24,569	673,682
Idera Pharmaceuticals, Inc.	562,558	1,552,660
Ignyta, Inc.	71,751	734,730
ImmunoGen, Inc.	1,059	12,390
Immunomedics, Inc.	195,075	583,274
Incyte Corporation	152	17,865
Infinity Pharmaceuticals, Inc.	111,642	1,155,495
Inotek Pharmaceuticals Corporation	5,105	55,593
Inovio Pharmaceuticals, Inc.	85,946	544,038
Intercept Pharmaceuticals, Inc.	130	20,436
Intrexon Corporation	5,839	196,190
Juno Therapeutics, Inc.	9,092	470,602
Karyopharm Therapeutics, Inc.	109,526	1,462,172
Keryx Biopharmaceuticals, Inc.	661,037	2,961,446
Kindred Biosciences, Inc.	2,586	13,913
Kite Pharma, Inc.	5,659	385,095
La Jolla Pharmaceutical Company	7,356	183,826
Lion Biotechnologies, Inc.	21,898	141,680
MannKind Corporation	633,859	2,098,073
Medgenics, Inc.	17,314	113,407
Medivation, Inc.	263	11,062
NantKwest, Inc.	3,948	46,981
Neothetics, Inc.	502	3,961
Neuralstem, Inc.	115,865	136,721
Northwest Biotherapeutics, Inc.	591,947	2,888,701
Nymox Pharmaceutical Corporation	103,219	343,719
Ocata Therapeutics, Inc.	80,603	354,653
Omeros Corporation	161,417	2,022,555
OPKO Health, Inc.	5,990	56,606
Orexigen Therapeutics, Inc.	248,899	756,653
Organovo Holdings, Inc.	84,910	255,579
OvaScience, Inc.	188,435	2,444,002
Pieris Pharmaceuticals, Inc.	10,443	16,604
ProQR Therapeutics N.V.	960	13,987
Protalix BioTherapeutics, Inc.	16,341	16,995
PTC Therapeutics, Inc.	50,945	1,267,002
Puma Biotechnology, Inc.	904	74,508
Radius Health, Inc.	13,937	895,174
Regeneron Pharmaceuticals, Inc.	105	58,526

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 16.1% (Continued)
Biotechnology — 7.6% (Continued)
Regulus Therapeutics, Inc.	9,698	$64,492
Sangamo BioSciences, Inc.	3,070	21,643
Sarepta Therapeutics, Inc.	32,037	770,810
Seattle Genetics, Inc.	3,030	125,715
Seres Therapeutics, Inc.	2,325	68,913
Spark Therapeutics, Inc.	16,280	877,492
Synthetic Biologics, Inc.	1,041,372	2,384,742
Tenax Therapeutics, Inc.	2,490	7,918
TESARO, Inc.	457	20,780
TG Therapeutics, Inc.	97,986	1,212,087
Theravance, Inc.	123,431	1,083,724
Tobira Therapeutics, Inc.	1,989	20,049
Tonix Pharmaceuticals Holding Corporation	5,625	37,125
TrovaGene, Inc.	209,488	902,893
Vascular Biogenics Ltd.	53,448	334,050
Versartis, Inc.	31,326	323,598
Vitae Pharmaceuticals, Inc.	108,104	1,284,276
Vital Therapies, Inc.	77,242	600,170
XBiotech, Inc.	17,251	244,619
XOMA Corporation	345,450	421,449
Zafgen, Inc.	216,736	2,087,168
ZIOPHARM Oncology, Inc.	219,931	2,505,014
		60,115,759
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.	41,577	2,087,581
Abiomed, Inc.	254	18,710
Accuray, Inc.	14,894	99,790
Align Technology, Inc.	757	49,553
AngioDynamics, Inc.	23,784	299,203
Anika Therapeutics, Inc.	5,438	209,472
Antares Pharma, Inc.	945,024	1,304,133
AtriCure, Inc.	50,929	943,460
Avinger, Inc.	1,755	29,765
Cardiovascular Systems, Inc.	132,300	1,812,510
Cerus Corporation	510,294	2,434,102
ConforMIS, Inc.	11,419	223,470
CytoSorbents Corporation	66,504	494,790
Derma Sciences, Inc.	81,505	406,710
DexCom, Inc.	2,027	168,890
EndoChoice Holdings, Inc.	2,129	21,971
Endologix, Inc.	15,446	131,909
GenMark Diagnostics, Inc.	205,256	1,305,428
Haemonetics Corporation	20,136	680,194

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 16.1% (Continued)
Health Care Equipment & Supplies — 3.2% (Continued)
HeartWare International, Inc.	12,812	$553,350
Hill-Rom Holdings, Inc.	818	43,100
IDEXX Laboratories, Inc.	2,322	159,336
Inogen, Inc.	22,128	945,751
Insulet Corporation	4,601	137,570
InVivo Therapeutics Holdings Corporation	3,908	28,372
iRadimed Corporation	3,543	93,889
Lantheus Holdings, Inc.	1,093	3,279
LDR Holding Corporation	40,449	1,023,360
Meridian Bioscience, Inc.	6,999	133,051
Navidea Biopharmaceuticals, Inc.	18,337	37,041
Novadaq Technologies, Inc.	5,175	67,534
NovoCure Ltd.	8,753	196,680
NuVasive, Inc.	2,838	133,840
Presbia plc	544	2,464
Quidel Corporation	54,553	1,048,509
ResMed, Inc.	1,384	79,732
Rockwell Medical, Inc.	247,784	2,869,339
SeaSpine Holdings Corporation	1,754	26,450
Second Sight Medical Products, Inc.	328,697	1,932,738
Sientra, Inc.	55,663	209,293
Spectranetics Corporation (The)	35,414	432,759
STAAR Surgical Company	9,521	77,596
Sunshine Heart, Inc.	247	622
SurModics, Inc.	3,367	71,818
Syneron Medical Ltd.	398	3,228
Tandem Diabetes Care, Inc.	104,893	951,380
TransEnterix, Inc.	3,194	7,953
Unilife Corporation	380,320	286,609
ZELTIQ Aesthetics, Inc.	13,881	468,345
Zimmer Biomet Holdings, Inc.	418	43,710
		24,790,339
Health Care Providers & Services — 1.6%
AAC Holdings, Inc.	68,182	1,581,822
Acadia Healthcare Company, Inc.	924	56,743
Adeptus Health, Inc. - Class A	66	4,283
Aetna, Inc.	296	33,975
Air Methods Corporation	1,204	49,280
BioScrip, Inc.	953,966	1,879,313
Brookdale Senior Living, Inc.	3,769	78,810
Centene Corporation	620	36,878
Community Health Systems, Inc.	1,693	47,472
DaVita HealthCare Partners, Inc.	959	74,332

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 16.1% (Continued)
Health Care Providers & Services — 1.6% (Continued)
Envision Healthcare Holdings, Inc.	1,555	$43,851
ExamWorks Group, Inc.	45,951	1,297,656
Express Scripts Holding Company	350	30,233
Hanger, Inc.	5,635	81,257
Henry Schein, Inc.	275	41,720
Humana, Inc.	307	54,839
IPC The Hospitalist Company, Inc.	15,762	1,237,317
Landauer, Inc.	409	16,151
MEDNAX, Inc.	822	57,926
National Healthcare Corporation	174	11,359
Nobilis Health Corporation	345,388	973,994
Owens & Minor, Inc.	14,461	518,427
Patterson Companies, Inc.	1,296	61,430
Sharps Compliance Corporation	31,599	239,204
Teladoc, Inc.	22,153	435,750
Tenet Healthcare Corporation	1,013	31,778
Triple-S Management Corporation - Class B	11,442	235,591
Trupanion, Inc.	183,169	1,203,420
Universal American Corporation	139,141	1,037,992
VCA Antech, Inc.	1,318	72,187
Veracyte, Inc.	165,518	1,077,522
		12,602,512
Health Care Technology — 0.5%
athenahealth, Inc.	1,018	155,194
Castlight Health, Inc. - Class B	361,556	1,829,474
Computer Programs and Systems, Inc.	5,555	211,146
Imprivata, Inc.	132,394	1,428,531
Inovalon Holdings, Inc. - Class A	3,506	80,813
Veeva Systems, Inc. - Class A	4,519	114,647
		3,819,805
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc.	162,326	2,722,207
Bio-Rad Laboratories, Inc. - Class A	339	47,284
Bio-Techne Corporation	667	58,829
Fluidigm Corporation	1,654	17,880
Harvard Bioscience, Inc.	4,853	14,268
Illumina, Inc.	1,211	173,512
NanoString Technologies, Inc.	29,687	430,758
Pacific Biosciences of California, Inc.	112,472	798,551
Sequenom, Inc.	499,349	873,861
WaferGen Bio-systems, Inc.	64,457	58,011
		5,195,161

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 16.1% (Continued)
Pharmaceuticals — 2.5%
AcelRx Pharmaceuticals, Inc.	463,304	$1,825,418
Achaogen, Inc.	11,887	65,616
Alcobra Ltd.	19,629	163,510
Alimera Sciences, Inc.	6,896	20,757
Allergan plc	42	12,956
Ampio Pharmaceuticals, Inc.	435,836	1,521,068
ANI Pharmaceuticals, Inc.	966	40,417
Aratana Therapeutics, Inc.	122,296	854,849
Assembly Biosciences, Inc.	72,095	692,112
BioDelivery Sciences International, Inc.	300,455	1,616,448
Bristol-Myers Squibb Company	1,082	71,358
Cempra, Inc.	10,632	236,030
Concordia Healthcare Corporation	4,023	123,144
ContraVir Pharmaceuticals, Inc.	63,947	102,955
Dipexium Pharmaceuticals, Inc.	668	7,896
Egalet Corporation	18,010	149,483
Endo International plc	1,961	117,640
Endocyte, Inc.	21,014	108,012
Horizon Pharma plc	23,295	366,197
IntelliPharmaCeutics International, Inc.	15,399	28,488
Lipocine, Inc.	9	108
Marinus Pharmaceuticals, Inc.	1,167	7,901
Medicines Company (The)	8,863	303,469
Nektar Therapeutics	3,738	44,370
Neos Therapeutics, Inc.	64	906
Ocera Therapeutics, Inc.	5,057	16,486
Ocular Therapeutix, Inc.	123,378	1,064,752
Oramed Pharmaceuticals, Inc.	3,963	26,156
Pacira Pharmaceuticals, Inc.	16,692	833,765
Relypsa, Inc.	765	12,232
Teligent, Inc.	111,796	812,757
Tetraphase Pharmaceuticals, Inc.	246,771	2,228,342
TherapeuticsMD, Inc.	7,144	41,935
Theravance Biopharma, Inc.	78,771	1,177,626
Tokai Pharmaceuticals, Inc.	66,929	739,566
VIVUS, Inc.	1,572,212	1,980,987
XenoPort, Inc.	382,945	2,339,794
		19,755,506
Industrials — 10.7%
Aerospace & Defense — 1.0%
AAR Corporation	4,731	107,346
Aerojet Rocketdyne Holdings, Inc.	69,318	1,174,247
AeroVironment, Inc.	38,912	897,700

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Industrials — 10.7% (Continued)
Aerospace & Defense — 1.0% (Continued)
American Science & Engineering, Inc.	3,023	$113,302
Arotech Corporation	335	489
Astronics Corporation	15	567
Cubic Corporation	8	359
DigitalGlobe, Inc.	3,891	58,093
Engility Holdings, Inc.	5,195	167,227
Hexcel Corporation	1,416	65,589
KEYW Holding Corporation (The)	248,346	1,770,707
KLX, Inc.	3,717	145,372
National Presto Industries, Inc.	3,251	286,251
Precision Castparts Corporation	776	179,109
Sparton Corporation	3,017	70,990
Taser International, Inc.	87,170	2,040,650
TransDigm Group, Inc.	130	28,580
Triumph Group, Inc.	6,544	304,819
United Technologies Corporation	1,118	110,022
		7,521,419
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.	488	20,125
United Parcel Service, Inc. - Class B	611	62,945
UTI Worldwide, Inc.	161,627	1,152,401
XPO Logistics, Inc.	88,454	2,455,483
		3,690,954
Airlines — 0.1%
Alaska Air Group, Inc.	1,848	140,910
Copa Holdings, S.A. - Class A	628	31,727
JetBlue Airways Corporation	2,563	63,665
Southwest Airlines Company	564	26,107
Spirit Airlines, Inc.	730	27,098
Virgin America, Inc.	11,040	393,134
		682,641
Building Products — 0.7%
A.O. Smith Corporation	756	58,076
AAON, Inc.	56,846	1,163,638
Advanced Drainage Systems, Inc.	1,245	39,118
Allegion plc	213	13,881
Builders FirstSource, Inc.	50,608	598,187
Fortune Brands Home & Security, Inc.	2,628	137,523
Lennox International, Inc.	345	45,819
PGT, Inc.	181,316	2,186,671
Trex Company, Inc.	36,854	1,439,886
		5,682,799

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Industrials — 10.7% (Continued)
Commercial Services & Supplies — 1.5%
ACCO Brands Corporation	117,871	$951,219
Avery Dennison Corporation	226	14,683
Brady Corporation - Class A	32,922	748,975
CECO Environmental Corporation	177,638	1,584,531
Cintas Corporation	792	73,727
Clean Harbors, Inc.	850	39,516
Covanta Holding Corporation	27,386	458,989
Deluxe Corporation	15,949	949,763
EnerNOC, Inc.	23,878	187,204
G&K Services, Inc. - Class A	5,569	366,552
Healthcare Services Group, Inc.	21,299	793,601
InnerWorkings, Inc.	146,219	1,093,718
MagneGas Corporation	85,572	95,841
McGrath RentCorp	3,182	95,619
Mobile Mini, Inc.	40,476	1,385,898
MSA Safety, Inc.	32,885	1,429,840
Multi-Color Corporation	5,245	408,271
Pitney Bowes, Inc.	2,004	41,383
Progressive Waste Solutions Ltd.	669	16,089
Rollins, Inc.	6,420	172,184
Stericycle, Inc.	469	56,923
Team, Inc.	23,599	825,965
West Corporation	5,083	121,026
		11,911,517
Construction & Engineering — 0.7%
Chicago Bridge & Iron Company	2,009	90,144
Granite Construction, Inc.	101	3,317
Great Lakes Dredge & Dock Corporation	1,630	6,520
HC2 Holdings, Inc.	163,230	1,234,019
Layne Christensen Company	61,588	390,468
NV5 Holdings, Inc.	65,647	1,528,262
Orion Marine Group, Inc.	176,269	689,212
Primoris Services Corporation	59,033	1,175,937
Quanta Services, Inc.	4,088	82,209
		5,200,088
Electrical Equipment — 1.2%
American Superconductor Corporation	247	1,341
China BAK Battery, Inc.	4,514	13,813
Eaton Corporation plc	250	13,978
Energous Corporation	42,422	312,226
Energy Focus, Inc.	57,525	931,905
Enphase Energy, Inc.	458,710	1,651,356
Generac Holdings, Inc.	38,088	1,202,057

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Industrials — 10.7% (Continued)
Electrical Equipment — 1.2% (Continued)
Global Power Equipment Group, Inc.	122	$528
Highpower International, Inc.	4,543	12,266
Plug Power, Inc.	1,367,268	3,295,116
Power Solutions International, Inc.	97,745	1,763,320
SolarCity Corporation	6,058	179,620
Thermon Group Holdings, Inc.	1,047	21,055
		9,398,581
Industrial Conglomerates — 0.0% (a)
3M Company	451	70,902
Danaher Corporation	153	14,276
Raven Industries, Inc.	6,242	113,667
		198,845
Machinery — 3.0%
Alamo Group, Inc.	11,092	520,437
Altra Industrial Motion Corporation	39,464	1,044,217
American Railcar Industries, Inc.	54,900	3,168,828
Caterpillar, Inc.	1,221	89,121
CLARCOR, Inc.	17,468	870,954
Cummins, Inc.	642	66,453
Donaldson Company, Inc.	6,083	183,707
Douglas Dynamics, Inc.	35,223	772,793
Dover Corporation	209	13,466
Dynamic Materials Corporation	143,864	1,025,750
Energy Recovery, Inc.	106,718	765,168
ExOne Company (The)	193,508	2,070,536
FreightCar America, Inc.	25,301	459,972
Gorman-Rupp Company (The)	19,584	559,906
Graco, Inc.	2,674	196,272
Greenbrier Companies, Inc. (The)	37,839	1,439,396
Harsco Corporation	139,279	1,494,464
Joy Global, Inc.	4,329	74,372
Kornit Digital Ltd.	951	11,355
L.B. Foster Company - Class A	55,682	820,196
Lindsay Corporation	33,347	2,260,260
Lydall, Inc.	5,353	183,233
Manitowoc Company, Inc. (The)	33,946	519,374
Mueller Industries, Inc.	4,043	127,435
Nordson Corporation	2,299	163,781
Oshkosh Corporation	2,599	106,793
Parker Hannifin Corporation	299	31,305
Proto Labs, Inc.	14,155	917,810
RBC Bearings, Inc.	7,795	533,100
Sun Hydraulics Corporation	31,855	933,033

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Industrials — 10.7% (Continued)
Machinery — 3.0% (Continued)
Trimas Corporation	42,699	$854,407
Twin Disc, Inc.	4,300	50,654
Watts Water Technologies, Inc. - Class A	9,807	533,893
Westinghouse Air Brake Technologies Corporation	678	56,186
Westport Innovations, Inc.	152,898	473,984
Woodward, Inc.	877	39,903
		23,432,514
Marine — 0.2%
Diana Shipping, Inc.	2,465	15,554
Golden Ocean Group Ltd.	613,086	1,207,780
Safe Bulkers, Inc.	154,553	476,023
Star Bulk Carriers Corporation	36,579	57,795
		1,757,152
Professional Services — 0.5%
Acacia Research Corporation	123,316	821,285
CBIZ, Inc.	4,622	49,686
CEB, Inc.	3,342	249,848
Dun & Bradstreet Corporation (The)	390	44,409
Franklin Covey Company	10	171
FTI Consulting, Inc.	73	2,483
Huron Consulting Group, Inc.	14,986	723,824
IHS, Inc. - Class A	797	95,273
Kelly Services, Inc. - Class A	5,848	92,398
Korn/Ferry International	9,156	333,004
Mistras Group, Inc.	14,156	267,832
Verisk Analytics, Inc.	894	64,019
VSE Corporation	16,319	937,690
		3,681,922
Road & Rail — 0.6%
Avis Budget Group, Inc.	1,005	50,190
Celadon Group, Inc.	107,564	1,557,527
Genesee & Wyoming, Inc. - Class A	1,549	103,938
Heartland Express, Inc.	43,455	818,258
Kansas City Southern	453	37,490
Marten Transport Ltd.	19,966	327,243
Old Dominion Freight Line, Inc.	906	56,118
Roadrunner Transportation Systems, Inc.	68,875	732,830
Saia, Inc.	445	10,506
Student Transportation, Inc.	6,893	28,744
Union Pacific Corporation	178	15,904
Universal Truckload Services, Inc.	44,843	716,591
Werner Enterprises, Inc.	9,690	256,397
		4,711,736

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Industrials — 10.7% (Continued)
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	138	$5,701
Beacon Roofing Supply, Inc.	6,983	247,128
CAI International, Inc.	12,032	139,812
Fastenal Company	3,942	154,369
Kaman Corporation	37,608	1,462,575
Neff Corporation - Class A	2,174	12,740
NOW, Inc.	66,741	1,101,894
TAL International Group, Inc.	17,675	299,768
Textainer Group Holdings Ltd.	36,900	721,764
Titan Machinery, Inc.	29,120	356,138
Veritiv Corporation	25,243	1,060,206
W.W. Grainger, Inc.	528	110,880
Watsco, Inc.	119	14,640
WESCO International, Inc.	2,164	105,884
		5,793,499
Transportation Infrastructure — 0.0% (a)
Aegean Marine Petroleum Network, Inc.	4,634	36,145

Information Technology — 10.4%
Communications Equipment — 0.7%
ADTRAN, Inc.	33,163	515,021
Alliance Fiber Optic Products, Inc.	475	6,465
Applied Optoelectronics, Inc.	2,446	50,437
Arista Networks, Inc.	1,829	117,989
Black Box Corporation	1,333	16,276
CalAmp Corporation	793	15,035
F5 Networks, Inc.	571	62,924
Motorola Solutions, Inc.	1,388	97,118
MRV Communications, Inc.	8,992	111,950
Novatel Wireless, Inc.	741,086	1,593,335
Numerex Corporation - Class A	15,783	127,211
ORBCOMM, Inc.	10,678	63,427
Palo Alto Networks, Inc.	608	97,888
Polycom, Inc.	31,342	431,893
QUALCOMM, Inc.	703	41,772
Radware Ltd.	139	2,073
Ruckus Wireless, Inc.	1,838	20,733
Sierra Wireless, Inc.	8	199
Ubiquiti Networks, Inc.	78,433	2,288,675
		5,660,421
Electronic Equipment, Instruments & Components — 2.4%
AVX Corporation	55,784	753,084
Badger Meter, Inc.	5,168	313,077

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Information Technology — 10.4% (Continued)
Electronic Equipment, Instruments & Components — 2.4% (Continued)
Checkpoint Systems, Inc.	17,264	$129,135
Clearfield, Inc.	131,751	1,848,467
ClearSign Combustion Corporation	6,727	37,806
Cognex Corporation	1,079	40,570
Control4 Corporation	226,862	1,483,677
Daktronics, Inc.	146,243	1,418,557
Dolby Laboratories, Inc. - Class A	4,670	161,909
DTS, Inc.	22,118	658,232
FARO Technologies, Inc.	54,065	1,826,856
Fitbit, Inc. - Class A	8,262	334,941
Identiv, Inc.	11	28
InvenSense, Inc.	38,841	462,985
IPG Photonics Corporation	1,294	106,910
Itron, Inc.	1,733	63,653
Knowles Corporation	98,413	1,639,561
Maxwell Technologies, Inc.	254,787	1,528,722
MicroVision, Inc.	598,444	1,765,410
Multi-Fineline Electronix, Inc.	4,613	85,710
National Instruments Corporation	3,540	107,864
Neonode, Inc.	407,317	1,026,439
Park Electrochemical Corporation	34,031	556,067
Planar Systems, Inc.	44,097	274,724
RealD, Inc.	24,730	251,504
Rogers Corporation	24,004	1,116,666
SuperCom Ltd.	1,028	8,132
Trimble Navigation Ltd.	1,055	24,001
TTM Technologies, Inc.	23,487	171,455
Universal Display Corporation	12,897	442,496
Vishay Precision Group, Inc.	751	8,809
Zebra Technologies Corporation - Class A	779	59,905
		18,707,352
Internet Software & Services — 2.4%
Aerohive Networks, Inc.	24,315	163,883
Alarm.com Holdings, Inc.	3,033	38,367
Amber Road, Inc.	23,862	95,925
Angie's List, Inc.	232,598	1,797,983
Apigee Corporation	18,015	173,845
Bazaarvoice, Inc.	100,651	445,884
Benefitfocus, Inc.	35,207	1,125,216
Brightcove, Inc.	14,087	87,339
Care.com, Inc.	202,681	1,218,113
Chegg, Inc.	9,735	67,171
Cimpress N.V.	15,774	1,244,569

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Information Technology — 10.4% (Continued)
Internet Software & Services — 2.4% (Continued)
Cyren Ltd.	421	$846
Demandware, Inc.	693	39,293
eGain Corporation	3,233	14,807
Envestnet, Inc.	906	27,053
Five9, Inc.	3,841	16,632
Gogo, Inc.	15,361	217,051
GrubHub, Inc.	55,479	1,330,386
Hortonworks, Inc.	56,254	1,094,703
Internap Network Services Corporation	58,207	393,479
LendingClub Corporation	10,416	147,699
Limelight Networks, Inc.	28,359	57,852
Marchex, Inc. - Class B	6,132	26,490
Marketo, Inc.	547	16,098
MINDBODY, Inc. - Class A	2,171	33,954
Opower, Inc.	174,272	1,681,725
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	550	13,557
Quotient Technology, Inc.	351,561	1,947,648
Rocket Fuel, Inc.	31,020	142,692
Shopify, Inc. - Class A	6	193
Shutterstock, Inc.	2,930	83,446
Stamps.com, Inc.	108	8,166
Textura Corporation	31,355	920,583
TrueCar, Inc.	387,431	2,378,826
Tucows, Inc. - Class A	923	24,949
Twitter, Inc.	2,899	82,506
United Online, Inc.	17,089	199,600
VeriSign, Inc.	300	24,180
WebMD Health Corporation	2,703	109,904
Xoom Corporation	16,702	416,548
Yahoo, Inc.	1,788	63,689
Yelp, Inc.	34,863	775,702
Zillow Group, Inc. - Class A	2,565	79,028
Zillow Group, Inc. - Class C	4,432	122,722
		18,950,302
IT Services — 0.3%
Acxiom Corporation	1,774	39,241
Automatic Data Processing, Inc.	1,051	91,426
Booz Allen Hamilton Holding Corporation	131	3,859
Cardtronics, Inc.	4,317	148,936
Cass Information Systems, Inc.	175	9,128
Convergys Corporation	21,119	542,125
CSG Systems International, Inc.	4,742	158,952

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Information Technology — 10.4% (Continued)
IT Services — 0.3% (Continued)
Datalink Corporation	27,496	$200,721
Fiserv, Inc.	1,103	106,451
FleetCor Technologies, Inc.	467	67,650
InterCloud Systems, Inc.	35,692	54,966
Mattersight Corporation	11,609	83,701
MoneyGram International, Inc.	18,700	189,057
Paychex, Inc.	2,685	138,492
Science Applications International Corporation	12	550
Teradata Corporation	2,393	67,267
Total System Services, Inc.	503	26,382
Unisys Corporation	38,622	517,535
Visa, Inc. - Class A	696	53,996
Western Union Company (The)	2,899	55,806
WEX, Inc.	1,333	119,850
		2,676,091
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.	602,661	1,277,641
Alpha & Omega Semiconductor Ltd.	4,057	36,026
Altera Corporation	1,189	62,482
Ambarella, Inc.	20,922	1,034,384
Applied Micro Circuits Corporation	6,130	39,722
Atmel Corporation	5,272	40,067
Camtek Ltd.	5,278	12,826
Canadian Solar, Inc.	4,721	103,059
CEVA, Inc.	23,190	541,950
Cirrus Logic, Inc.	21,848	673,574
Cohu, Inc.	13,975	175,945
Cree, Inc.	1,492	37,583
Cypress Semiconductor Corporation	16,911	178,242
Diodes, Inc.	544	12,458
DSP Group, Inc.	2,220	22,422
Fairchild Semiconductor International, Inc.	49,214	820,889
Integrated Silicon Solution, Inc.	51,939	1,167,589
Intel Corporation	3,933	133,171
Kopin Corporation	49,246	131,487
Lattice Semiconductor Corporation	382,229	1,750,609
Linear Technology Corporation	887	39,401
Microchip Technology, Inc.	292	14,101
PMC-Sierra, Inc.	102,379	1,220,358
Rambus, Inc.	80,883	834,713
Rubicon Technology, Inc.	4,756	5,232
Skyworks Solutions, Inc.	1,458	112,616
SunEdison, Inc.	349,091	2,548,364

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Information Technology — 10.4% (Continued)
Semiconductors & Semiconductor Equipment — 1.8% (Continued)
SunPower Corporation	14,494	$389,019
Veeco Instruments, Inc.	28,904	520,850
		13,936,780
Software — 2.2%
Activision Blizzard, Inc.	3,485	121,139
American Software, Inc. - Class A	2,455	25,115
Aspen Technology, Inc.	5,894	243,953
Bottomline Technologies, Inc.	3,056	84,590
Box, Inc. - Class A	112,319	1,401,741
BroadSoft, Inc.	1,632	52,175
CommVault Systems, Inc.	10,146	411,116
Covisint Corporation	37,006	78,083
CyberArk Software Ltd.	2,537	125,937
Digimarc Corporation	25,673	576,616
Digital Turbine, Inc.	32,637	54,177
FactSet Research Systems, Inc.	183	32,047
Fleetmatics Group plc	697	38,795
Fortinet, Inc.	804	27,625
Globant S.A.	40,384	1,396,075
Glu Mobile, Inc.	17,948	73,946
Infoblox, Inc.	465	7,584
Interactive Intelligence Group, Inc.	2,631	85,087
Intuit, Inc.	1,071	104,347
Jive Software, Inc.	248,545	1,210,414
King Digital Entertainment plc	8,204	122,732
Microsoft Corporation	344	18,108
Mitek Systems, Inc.	6,954	22,740
MobileIron, Inc.	542,406	2,093,687
NetSuite, Inc.	364	30,965
NQ Mobile, Inc. - ADR	21,102	81,454
Park City Group, Inc.	50,140	584,131
Paycom Software, Inc.	15,446	587,102
PROS Holdings, Inc.	5,101	122,526
SeaChange International, Inc.	50,879	329,187
ServiceNow, Inc.	150	12,247
SolarWinds, Inc.	738	42,826
Solera Holdings, Inc.	232	12,681
Sphere 3D Corporation	14,582	38,642
Splunk, Inc.	733	41,165
Synchronoss Technologies, Inc.	1,053	37,045
Tableau Software, Inc. - Class A	624	52,391
TeleNav, Inc.	32,041	230,695
TubeMogul, Inc.	44,084	526,804

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Information Technology — 10.4% (Continued)
Software — 2.2% (Continued)
Ultimate Software Group, Inc. (The)	333	$68,049
Varonis Systems, Inc.	70,834	1,131,219
VASCO Data Security International, Inc.	127,206	2,418,186
VirnetX Holding Corporation	495,311	1,882,182
VMware, Inc. - Class A	697	41,925
Voltari Corporation	7,613	45,678
Workday, Inc. - Class A	1,121	88,525
Workiva, Inc.	17,021	282,208
		17,095,662
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corporation	186,404	1,875,224
Avid Technology, Inc.	13,390	113,146
Hutchinson Technology, Inc.	635	1,111
Immersion Corporation	382	4,958
Logitech International, S.A.	1,171	17,284
NetApp, Inc.	699	23,766
Pure Storage, Inc. - Class A	11,080	195,340
SanDisk Corporation	2,152	165,704
Silicon Graphics International Corporation	83,339	364,191
Stratasys Ltd.	72,185	1,840,718
Super Micro Computer, Inc.	3,252	91,739
Violin Memory, Inc.	175,218	282,101
		4,975,282
Materials — 3.5%
Chemicals — 1.4%
A. Schulman, Inc.	10,338	371,031
Albemarle Corporation	1,907	102,063
American Vanguard Corporation	21,474	287,966
Balchem Corporation	9,050	618,115
BioAmber, Inc.	9,002	67,245
Calgon Carbon Corporation	54,719	941,167
Celanese Corporation - Series A	379	26,928
Chemours Company (The)	24,976	173,084
China Green Agriculture, Inc.	7,320	12,444
Clean Diesel Technologies, Inc.	43,959	79,126
Core Molding Technologies, Inc.	30,251	606,230
Cytec Industries, Inc.	2,403	178,831
Dow Chemical Company (The)	545	28,160
E.I. du Pont de Nemours and Company	1,764	111,838
Flotek Industries, Inc.	137,296	2,485,058
H.B. Fuller Company	12,141	461,237
Hawkins, Inc.	1,174	48,650
Huntsman Corporation	748	9,851

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Materials — 3.5% (Continued)
Chemicals — 1.4% (Continued)
Innospec, Inc.	57	$3,149
Intrepid Potash, Inc.	279,577	1,079,167
Israel Chemicals Ltd.	35,778	198,210
Kronos Worldwide, Inc.	4,792	37,857
NewMarket Corporation	149	58,667
Platform Specialty Products Corporation	39,382	411,148
Praxair, Inc.	147	16,330
Senomyx, Inc.	234,624	1,161,389
Tantech Holdings Ltd.	20,287	63,092
Trinseo S.A.	1,286	41,731
Tronox Ltd. - Class A	108,582	674,294
Valhi, Inc.	6,061	14,971
Valspar Corporation (The)	831	67,269
Westlake Chemical Corporation	707	42,611
		10,478,909
Construction Materials — 0.1%
US Concrete, Inc.	11,761	652,265
Vulcan Materials Company	255	24,628
		676,893
Containers & Packaging — 0.2%
Ball Corporation	1,037	71,034
Myers Industries, Inc.	97,689	1,524,925
Packaging Corporation of America	1,576	107,877
Sealed Air Corporation	1,867	91,707
Sonoco Products Company	595	25,401
UFP Technologies, Inc.	592	14,510
		1,835,454
Metals & Mining — 1.3%
B2Gold Corporation	10,458	11,190
Century Aluminum Company	115,332	417,502
Cliffs Natural Resources, Inc.	667,196	1,841,461
Compass Minerals International, Inc.	9,334	758,294
Eldorado Gold Corporation	5,396	18,886
Energy Fuels, Inc.	15,724	42,769
Freeport-McMoRan Copper & Gold, Inc.	9,022	106,189
Gold Resource Corporation	304,999	792,997
Hecla Mining Company	216,568	448,296
Horsehead Holding Corporation	871,888	2,476,162
HudBay Minerals, Inc.	35,245	183,626
IAMGOLD Corporation	39,024	70,243
NN, Inc.	37,264	514,243
NovaGold Resources, Inc.	14,079	50,966
Primero Mining Corporation	68,326	156,467

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Materials — 3.5% (Continued)
Metals & Mining — 1.3% (Continued)
Real Industry, Inc.	1,481	$14,070
Southern Copper Corporation	5,523	153,319
Stillwater Mining Company	58,023	541,935
SunCoke Energy, Inc.	11,818	58,617
Tahoe Resources, Inc.	108,083	902,493
TimkenSteel Corporation	27,290	290,366
Turquoise Hill Resources Ltd.	4,454	12,115
United States Steel Corporation	45,535	531,849
Yamana Gold, Inc. - ADR	37,692	82,545
		10,476,600
Paper & Forest Products — 0.5%
Deltic Timber Corporation	28,747	1,781,164
KapStone Paper and Packaging Corporation	15,020	326,685
Louisiana-Pacific Corporation	5,880	103,841
Wausau Paper Corporation	181,761	1,855,780
		4,067,470
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	42,499	1,305,569
Consolidated Communications Holdings, Inc.	39,700	877,370
Frontier Communications Corporation	25,361	130,356
Globalstar, Inc.	683,875	1,230,975
IDT Corporation - Class B	27,631	357,821
inContact, Inc.	62,063	552,361
Pacific DataVision, Inc.	3,136	87,871
Premiere Global Services, Inc.	31,403	429,593
Windstream Holdings, Inc.	39,194	255,153
Zayo Group Holdings, Inc.	1,267	33,613
		5,260,682
Wireless Telecommunication Services — 0.3%
NII Holdings, Inc.	2,757	19,354
NTELOS Holdings Corporation	188,228	1,729,815
RingCentral, Inc. - Class A	17,056	315,536
Sprint Corporation	36,291	171,657
T-Mobile US, Inc.	1,661	62,935
		2,299,297
Utilities — 0.6%
Electric Utilities — 0.1%
El Paso Electric Company	336	12,993
Genie Energy Ltd. - Class B	3,736	42,366
Great Plains Energy, Inc.	1,716	47,190
Hawaiian Electric Industries, Inc.	146	4,272
ITC Holdings Corporation	1,640	53,661

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 69.6% (Continued)	Shares	Value
Utilities — 0.6% (Continued)
Electric Utilities — 0.1% (Continued)
Pepco Holdings, Inc.	615	$16,377
Pinnacle West Capital Corporation	490	31,120
PPL Corporation	304	10,458
Southern Company	1,487	67,064
Westar Energy, Inc.	1,879	74,596
Xcel Energy, Inc.	433	15,428
		375,525
Gas Utilities — 0.2%
AGL Resources, Inc.	422	26,375
Laclede Group, Inc. (The)	2,451	143,555
New Jersey Resources Corporation	508	16,093
Northwest Natural Gas Company	26,089	1,246,272
Piedmont Natural Gas Company, Inc.	400	22,924
Questar Corporation	2,677	55,280
		1,510,499
Independent Power and Renewable Electricity Producers — 0.2%
8point3 Energy Partners, L.P.	4,722	63,558
Abengoa Yield plc	48,077	890,867
NRG Yield, Inc. - Class A	2,241	30,769
NRG Yield, Inc. - Class C	2,258	32,605
Ormat Technologies, Inc.	1,065	40,172
Pattern Energy Group, Inc.	1,807	42,266
TerraForm Power, Inc. - Class A	25,617	467,510
TransAlta Corporation	6,078	28,202
Vivint Solar, Inc.	13,737	162,509
		1,758,458
Multi-Utilities — 0.1%
Ameren Corporation	651	28,436
Consolidated Edison, Inc.	934	61,411
NorthWestern Corporation	5,565	301,567
OGE Energy Corporation	740	21,097
Public Service Enterprise Group, Inc.	424	17,507
SCANA Corporation	1,082	64,076
Vectren Corporation	1,490	67,750
WEC Energy Group, Inc.	2,174	112,092
		673,936
Water Utilities — 0.0% (a)
Aqua America, Inc.	396	11,326
Cadiz, Inc.	30,687	104,949
SJW Corporation	3,176	100,774
		217,049

Total Common Stocks (Proceeds $633,068,434)		$546,507,164

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

INVESTMENT COMPANIES — 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $15,333)	1,080	$9,050

WARRANTS — 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$133,572
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	571
Total Warrants (Proceeds $551,327)		$134,143

Total Securities Sold Short — 69.6% (Proceeds $633,635,094)		$546,650,357

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.

(b)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $(133,572) at October 31, 2015, representing (0.0%)(a) of net assets (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT October 31, 2015

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2015	604	$10,056,600	$50,931
E-Mini S&P 500 Future	12/18/2015	470	48,645,000	(1,072,279)

Total Futures Contracts Sold Short			$58,701,600	$(1,021,348)

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2015

COMMON STOCKS — 99.5%	Shares	Value
Consumer Discretionary — 16.5%
American Axle & Manufacturing Holdings, Inc. (a)	17,370	$384,919
Caesars Entertainment Corporation (a)	46,935	377,827
Caleres, Inc.	15,341	468,821
Gray Television, Inc. (a)	23,773	377,753
Liberty TripAdvisor Holdings, Inc. - Series A (a)	15,534	484,505
Oxford Industries, Inc.	7,856	572,074
Pep Boys - Manny, Moe & Jack (The) (a)	28,358	426,504
Perry Ellis International, Inc. (a)	20,810	446,791
Tower International, Inc. (a)	18,289	502,399
Other Consumer Discretionary (b)		12,149,290
		16,190,883
Consumer Staples — 4.6%
Central Garden & Pet Company - Class A (a)	26,503	447,371
Dean Foods Company	30,673	555,488
SpartanNash Company	17,191	479,629
Other Consumer Staples (b)		3,060,912
		4,543,400
Energy — 5.0%
Teekay Corporation	12,250	393,593
Teekay Tankers Ltd. - Class A	51,949	396,890
Other Energy (b)		4,164,775
		4,955,258
Financials — 15.8%
Chemical Financial Corporation	11,047	374,825
Other Financials (b)		15,142,476
		15,517,301
Health Care — 17.0%
Affymetrix, Inc. (a)	39,358	362,094
Allscripts Healthcare Solutions, Inc. (a)	34,101	479,460
Concert Pharmaceuticals, Inc. (a)	22,471	510,316
Emergent BioSolutions, Inc. (a)	12,646	406,569
Greatbatch, Inc. (a)	8,033	429,364
Merit Medical Systems, Inc. (a)	21,237	393,734
OraSure Technologies, Inc. (a)	72,054	374,681
Orthofix International N.V. (a)	13,757	468,426
Phibro Animal Health Corporation - Class A	18,511	617,527
Premier, Inc. - Class A (a)	13,319	450,315
Prestige Brands Holdings, Inc. (a)	10,661	522,496
Other Health Care (b)		11,633,161
		16,648,143
Industrials — 14.5%
Aegion Corporation (a)	22,792	439,658
Brink's Company (The)	12,678	392,764

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.5% (Continued)	Shares	Value
Industrials — 14.5% (Continued)
Gibraltar Industries, Inc. (a)	23,197	$587,348
Matson, Inc.	10,334	473,607
Patrick Industries, Inc. (a)	10,427	423,128
SkyWest, Inc.	26,398	502,618
Steelcase, Inc. - Class A	19,333	375,254
Universal Forest Products, Inc.	6,500	472,095
Other Industrials (b)		10,604,922
		14,271,394
Information Technology — 18.2%
Advanced Energy Industries, Inc. (a)	15,387	435,144
EarthLink Holdings Corporation	54,832	468,814
ePlus, Inc. (a)	7,258	612,720
Photronics, Inc. (a)	37,680	361,351
ScanSource, Inc. (a)	13,467	464,746
Sykes Enterprises, Inc. (a)	14,047	407,363
Tech Data Corporation (a)	7,725	562,303
TeleTech Holdings, Inc.	16,948	493,187
Web.com Group, Inc. (a)	24,652	578,582
Other Information Technology (b)		13,445,866
		17,830,076
Materials — 4.6%
AEP Industries, Inc. (a)	6,360	508,800
Commercial Metals Company	34,488	495,593
Kraton Performance Polymers, Inc. (a)	19,285	393,221
Schweitzer-Mauduit International, Inc.	10,717	416,034
Other Materials (b)		2,656,792
		4,470,440
Telecommunication Services — 1.9%
Atlantic Tele-Network, Inc.	5,757	439,950
General Communication, Inc. - Class A (a)	18,996	386,854
Telephone and Data Systems, Inc.	13,145	376,473
Other Telecommunication Services (b)		631,129
		1,834,406
Utilities — 1.4%
Other Utilities (b)		1,366,529

Total Common Stocks (Cost $92,451,783)		$97,627,830

RIGHTS — 0.0%(c)	Shares	Value
Other Rights (Cost $0) (b)		$19,098

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 1.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (d) (Cost $1,121,802)	1,121,802	$1,121,802

Total Investments at Value — 100.6% (Cost $93,573,585)		$98,768,730

Liabilities in Excess of Other Assets — (0.6%)		(630,051)

Net Assets — 100.0%		$98,138,679

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC's website at http://www.sec.gov.

(a)	Non-income producing security.

(b)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2015.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of October 31, 2015.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF INVESTMENTS October 31, 2015

U.S. TREASURY OBLIGATIONS – 20.0%	Par Value	Value
U.S. Treasury Bills (a)
0.010%, due 03/03/2016	$575,000	$574,800
0.020%, due 03/17/2016	575,000	574,772
0.138%, due 03/31/2016	1,087,000	1,086,190
0.132%, due 04/14/2016	1,087,000	1,086,102
Total U.S. Treasury Obligations (Cost $3,322,649)		$3,321,864

MONEY MARKET FUNDS — 55.9%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.12% (b)	1,668,284	$1,668,284
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (b)	3,742,924	3,742,924
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.15% (b)	1,668,145	1,668,145
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.20% (b)	271,696	271,696
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	271,253	271,253
Vanguard Prime Money Market Fund - Investor Shares, 0.08% (b)	1,668,525	1,668,525
Total Money Market Funds (Cost $9,290,827)		$9,290,827

Total Investments at Value — 75.9% (Cost $12,613,476)		$12,612,691

Other Assets in Excess of Liabilities (c) — 24.1%		4,017,954

Net Assets — 100.0%		$16,630,645

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of October 31, 2015.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS October 31, 2015

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	12/01/2015	3	$91,920	$(2,113)
Cocoa Future	12/15/2015	6	195,540	(1,246)
Cotton No. 2 Future	12/08/2015	10	316,600	5,457
Ethanol Future	12/03/2015	16	731,728	10,343
Feeder Cattle Future	11/19/2015	6	572,700	29,161
Frozen Concentrate Orange Juice Future	01/08/2016	15	300,937	985
Hard Red Winter Wheat Future	12/14/2015	1	24,688	59
Lumber Future	01/15/2016	10	276,650	(4,861)
Palladium Future	12/29/2015	2	135,140	3,798
Platinum Future	01/27/2016	6	296,310	(3,533)
Soybean Future	01/14/2016	9	398,588	(63)
Soybean Meal Future	12/14/2015	33	1,004,520	(35,041)
Sugar No. 11 Future	02/29/2016	30	487,872	7,744

Total Futures Contracts			$4,833,193	$10,690

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT October 31, 2015

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	12/18/2015	10	$453,562	$48,520
Corn Future	12/14/2015	27	516,037	18,610
Crude Oil Future	11/20/2015	9	417,420	27,556
Frozen Concentrate Orange Juice Future	11/09/2015	2	40,395	(4,156)
Gasoline RBOB Future	11/30/2015	1	57,389	(3,494)
Lean Hogs Future	12/14/2015	8	189,440	6,215
Live Cattle Future	12/31/2015	9	510,210	(15,949)
Natural Gas Future	11/25/2015	19	442,130	64,829
Oats Future	12/14/2015	15	170,438	(352)
Red Spring Wheat Future	12/14/2015	1	26,275	(879)
Rough Rice Future	01/14/2016	23	547,170	14,862
Soybean Oil Future	12/14/2015	78	1,319,760	26,872
Wheat Future	12/14/2015	7	182,700	(7,442)
Total Commodity Futures			4,872,926	175,192

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2015	44	732,600	3,458
E-Mini S&P 500 Future	12/18/2015	34	3,519,000	(78,926)
EURO STOXX 50 Future	12/18/2015	23	860,208	(20,127)
EURO VSTOXX Mini Future	11/18/2015	169	409,793	4,513
EURO VSTOXX Mini Future	12/16/2015	177	419,458	(1,106)
Total Financial Futures			5,941,059	(92,188)

Total Futures Contracts Sold Short			$10,813,985	$83,004

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES October 31, 2015

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$746,790,698	$93,573,585	$12,613,476
At value (Note 2)	$765,951,769	$98,768,730	$12,612,691
Cash	—	—	140,000
Cash denominated in foreign currency	—	—	55,167
Deposits with brokers for short positions (Note 2)	560,367,788	—	—
Margin deposits for futures contracts (Note 2)	7,670,000	—	3,736,279
Variation margin receivable (Notes 2 and 5)	50,931	—	273,006
Dividends and interest receivable	271,388	31,156	917
Receivable for investment securities sold	177,901,865	8,541,848	—
Receivable for capital shares sold	442,065	9,016	17,370
Other assets	45,943	12,894	9,102
TOTAL ASSETS	1,512,701,749	107,363,644	16,844,532

LIABILITIES
Bank overdraft	4,812,423	—	—
Securities sold short, at value (Note 2) (proceeds $633,635,094)	546,650,357	—	—
Variation margin payable (Notes 2 and 5)	1,072,279	—	179,128
Dividends payable on securities sold short (Note 2)	225,387	—	—
Payable for investment securities purchased	170,096,465	8,828,668	—
Payable for capital shares redeemed	2,562,209	277,036	17,097
Payable to Adviser (Note 4)	1,056,162	76,878	2,717
Payable to administrator (Note 4)	118,399	22,796	9,145
Accrued brokerage expense on securities sold short (Note 2)	988,370	—	—
Other accrued expenses and liabilities	53,824	19,587	5,800
TOTAL LIABILITIES	727,635,875	9,224,965	213,887

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$785,065,874	$98,138,679	$16,630,645

Net assets consist of:
Paid-in capital	$710,024,735	$91,170,118	$17,793,974
Undistributed (accumulated) net investment income (loss)	1,730,051	(4,944)	(410,464)
Accumulated net realized gains (losses) from security transactions and other financial instruments	(31,813,379)	1,778,360	(844,764)
Net unrealized appreciation (depreciation) on:
Investments	19,161,071	5,195,145	(785)
Short positions	86,984,737	—	—
Futures contracts	(1,021,348)	—	93,694
Translation of assets and liabilities in foreign currencies	7	—	(1,010)
Net assets	$785,065,874	$98,138,679	$16,630,645

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	50,309,246	7,496,675	1,576,701

Net asset value, redemption price and offering price per share (Note 2)	$15.60	$13.09	$10.55

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Year Ended October 31, 2015

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$8,122,100	$1,327,627	$9,703
Foreign tax withholding	(14,870)	(827)	—
Interest	—	318	2,764
TOTAL INVESTMENT INCOME	8,107,230	1,327,118	12,467

EXPENSES
Brokerage expense on securities sold short (Note 2)	37,217,469	—	—
Investment advisory fees (Note 4)	12,230,156	1,205,064	321,855
Dividend expense on securities sold short (Note 2)	5,383,024	—	—
Accounting services fees (Note 4)	656,289	105,734	40,110
Administration fees (Note 4)	495,523	78,628	60,000
Custodian fees	410,613	125,967	26,585
Transfer agent fees (Note 4)	221,622	54,033	18,000
Professional fees	121,203	42,591	43,001
Trustees’ fees and expenses (Note 4)	41,385	41,385	41,385
Registration and filing fees	53,828	32,405	29,134
Pricing fees	88,873	19,426	2,689
Compliance service fees and expenses (Note 4)	37,284	14,234	10,368
Postage and supplies	36,093	10,557	5,233
Insurance expense	43,584	3,035	2,849
Borrowing costs	46,155	747	1,168
Printing of shareholder reports	24,936	7,514	4,948
Interest expense on securities sold short (Note 2)	465	—	—
Other expenses	12,167	20,999	13,151
TOTAL EXPENSES	57,120,669	1,762,319	620,476
Investment advisory fee reductions (Note 4)	(425,955)	(190,498)	(233,949)
NET EXPENSES	56,694,714	1,571,821	386,527
NET INVESTMENT LOSS	(48,587,484)	(244,703)	(374,060)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	43,896,660	3,696,746	1,613
Securities sold short	86,579,676	—	—
Futures contracts (Note 5)	11,548,157	—	946,092
Foreign currency transactions (Note 5)	77	—	(55,994)
Net change in unrealized appreciation (depreciation) on:
Investments	(54,251,526)	(3,114,635)	(264)
Securities sold short	(4,731,243)	—	—
Futures contracts (Note 5)	1,256,252	—	248,862
Foreign currency translation (Note 5)	7	—	(55,498)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	84,298,060	582,111	1,084,811
NET INCREASE IN NET ASSETS FROM OPERATIONS	$35,710,576	$337,408	$710,751

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2015	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(48,587,484)	$(78,815,879)
Net realized gains (losses) from:
Investments	43,896,660	197,113,391
Securities sold short	86,579,676	37,177,773
Option contracts	—	25,777
Futures contracts	11,548,157	(2,582,887)
Foreign currency transactions	77	(8,450)
Net change in unrealized appreciation (depreciation) on:
Investments	(54,251,526)	(109,095,220)
Securities sold short	(4,731,243)	(70,354,260)
Option contracts	—	(10,501)
Futures contracts	1,256,252	(2,277,600)
Foreign currency translation	7	(4)
Net increase (decrease) in net assets from operations	35,710,576	(28,827,860)

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(28,360,770)	(59,150,243)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	284,326,684	179,365,520
Net asset value of shares issued in reinvestment of distributions to shareholders	19,177,908	43,784,401
Proceeds from redemption fees collected (Note 2)	—	29,157
Payments for shares redeemed	(294,970,033)	(948,816,181)
Net increase (decrease) in net assets from capital share transactions	8,534,559	(725,637,103)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,884,365	(813,615,206)

NET ASSETS
Beginning of year	769,181,509	1,582,796,715
End of year	$785,065,874	$769,181,509

UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$1,730,051	$(51,765,089)

CAPITAL SHARE ACTIVITY
Shares sold	18,358,000	11,722,709
Shares issued in reinvestment of distributions to shareholders	1,263,367	2,838,021
Shares redeemed	(19,086,260)	(62,540,475)
Net increase (decrease) in shares outstanding	535,107	(47,979,745)
Shares outstanding, beginning of year	49,774,139	97,753,884
Shares outstanding, end of year	50,309,246	49,774,139

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2015	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(244,703)	$(324,904)
Net realized gains from investments	3,696,746	6,370,705
Net change in unrealized appreciation (depreciation) on investments	(3,114,635)	1,866,097
Net increase in net assets from operations	337,408	7,911,898

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(6,562,462)	(16,453,993)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,304,772	34,834,470
Net asset value of shares issued in reinvestment of distributions to shareholders	6,162,314	14,622,207
Proceeds from redemption fees collected (Note 2)	—	392
Payments for shares redeemed	(30,879,354)	(24,128,224)
Net increase in net assets from capital share transactions	6,587,732	25,328,845

TOTAL INCREASE IN NET ASSETS	362,678	16,786,750

NET ASSETS
Beginning of year	97,776,001	80,989,251
End of year	$98,138,679	$97,776,001

ACCUMULATED NET INVESTMENT LOSS	$(4,944)	$(6,058)

CAPITAL SHARE ACTIVITY
Shares sold	2,273,301	2,536,843
Shares issued in reinvestment of distributions to shareholders	459,531	1,095,296
Shares redeemed	(2,253,891)	(1,716,274)
Net increase in shares outstanding	478,941	1,915,865
Shares outstanding, beginning of year	7,017,734	5,101,869
Shares outstanding, end of year	7,496,675	7,017,734

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND STATEMENTS OF CHANGES IN NET ASSETS*

	Year Ended October 31, 2015	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(374,060)	$(1,018,529)
Net realized gains (losses) from:
Investments	1,613	1,639
Futures contracts	946,092	1,739,476
Foreign currency transactions	(55,994)	(304,954)
Net change in unrealized appreciation (depreciation) on:
Investments	(264)	405
Futures contracts	248,862	(2,806)
Foreign currency translation	(55,498)	(39,846)
Net increase in net assets from operations	710,751	375,385

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	—	(180,217)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,548,994	8,722,794
Net asset value of shares issued in reinvestment of distributions to shareholders	—	153,704
Proceeds from redemption fees collected (Note 2)	—	2,970
Payments for shares redeemed	(27,840,874)	(39,112,450)
Net decrease in net assets from capital share transactions	(22,291,880)	(30,232,982)

TOTAL DECREASE IN NET ASSETS	(21,581,129)	(30,037,814)

NET ASSETS
Beginning of year	38,211,774	68,249,588
End of year	$16,630,645	$38,211,774

ACCUMULATED NET INVESTMENT LOSS	$(410,464)	$(760,016)

CAPITAL SHARE ACTIVITY
Shares sold	537,173	858,709
Shares issued in reinvestment of distributions to shareholders	—	15,143
Shares redeemed	(2,828,785)	(3,876,209)
Net decrease in shares outstanding	(2,291,612)	(3,002,357)
Shares outstanding, beginning of year	3,868,313	6,870,670
Shares outstanding, end of year	1,576,701	3,868,313

*	Consolidated financial statements (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each year:	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net asset value at beginning of year	$15.45		$16.19		$15.23	$14.41	$15.80

Income (loss) from investment operations:
Net investment loss	(0.95)		(1.57)		(1.25)	(0.99)	(0.83)
Net realized and unrealized gains on investments	1.70		1.49		2.21	2.05	0.93
Total from investment operations	0.75		(0.08)		0.96	1.06	0.10

Less distributions:
Distributions from net realized gains from security transactions	(0.60)		(0.66)		—	(0.24)	(1.49)

Proceeds from redemption fees collected (Note 2)	—		0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)

Net asset value at end of year	$15.60		$15.45		$16.19	$15.23	$14.41

Total return (b)	4.99%		(0.50%)		6.30%	7.48%	0.43%

Ratios and supplemental data:
Net assets at end of year (000’s)	$785,066		$769,182		$1,582,797	$1,789,303	$1,762,265

Ratio of total expenses to average net assets	7.71%		8.44%		8.67%	8.63%	8.10%

Ratio of net expenses to average net assets	7.65	%(c)	8.43	%(c)	8.67%	8.63%	8.12	%(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	6.92	%(c)	7.53	%(c)	7.59%	7.75%	7.38	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.90	%(c)(f)	2.02	%(c)(f)	2.41%	2.42%	2.47	%(d)

Ratio of net investment loss to average net assets	(6.55	%)(c)	(7.17	%)(c)	(6.67%)	(6.73%)	(6.56	%)(d)

Portfolio turnover rate	795%		669%		552%	607%	751%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after advisory fee reductions (Note 4).

(d)	Includes recoupment by the Adviser of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(e)

Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 5.75%, 6.41%, 6.26%, 6.21% and 5.65% of average net assets for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(f)

Effective January 1, 2014, the Advisor reduced its advisory fee from 2.25% to 1.65% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.90% of average daily net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each year:	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011
Net asset value at beginning of year	$13.93		$15.87		$13.56	$12.07		$11.98

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)		0.02	(0.00	)(a)	(0.04)
Net realized and unrealized gains on investments	0.12		1.40		4.92	1.52		0.87
Total from investment operations	0.09		1.36		4.94	1.52		0.83

Less distributions:
Distributions from net investment income	—		—		(0.07)	—		—
Distributions from net realized gains from security transactions	(0.93)		(3.30)		(2.56)	(0.03)		(0.74)
Total distributions	(0.93)		(3.30)		(2.63)	(0.03)		(0.74)

Proceeds from redemption fees collected (Note 2)	—		0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)

Net asset value at end of year	$13.09		$13.93		$15.87	$13.56		$12.07

Total return (b)	0.51%		9.50%		44.15%	12.62%		6.68%

Ratios and supplemental data:
Net assets at end of year (000’s)	$98,139		$97,776		$80,989	$50,073		$51,274

Ratio of total expenses to average net assets	1.68%		1.61%		1.80%	1.95%		1.82%

Ratio of net expenses to average net assets (c)	1.50	%(d)	1.54	%(d)	1.75%	1.75%		1.69%

Ratio of net investment income (loss) to average net assets (c)	(0.23%)		(0.36%)		0.06%	(0.03%)		(0.31%)

Portfolio turnover rate	639%		579%		601%	557%		525%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after advisory fee reductions (Note 4).

(d)

Effective January 1, 2014, the Advisor reduced its advisory fee from 1.25% to 1.15% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.50% of average daily net assets.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Period Ended October 31, 2012(a)
Net asset value at beginning of period	$9.88		$9.93		$11.04	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19	)(b)	(0.49)		(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	0.86		0.47		(0.68)	1.13
Total from investment operations	0.67		(0.02)		(0.88)	1.04

Less distributions:
Distributions from net realized gains from security transactions	—		(0.03)		(0.23)	—

Proceeds from redemption fees collected (Note 2)	—		0.00	(c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$10.55		$9.88		$9.93	$11.04

Total return (d)	6.78%		(0.22%)		(8.14%)	10.40	%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$16,631		$38,212		$68,250	$113,541

Ratio of total expenses to average net assets	2.90%		2.19%		2.35%	2.51	%(f)

Ratio of net expenses to average net assets (g)	1.81%		1.90%		2.30%	2.30	%(f)

Ratio of net expenses to average net assets excluding borrowing costs (g)(h)	1.80	%(j)	1.90	%(j)	2.30%	2.30	%(f)

Ratio of net investment loss to average net assets (g)	(1.75%)		(1.87%)		(2.23%)	(2.19	%)(f)

Portfolio turnover rate (i)	0%		0%		0%	0%

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Calculated using weighted average shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after advisory fee reductions (Note 4).

(h)	Borrowing costs totaled 0.01%, 0.00%, 0.00% and 0.00%(e) of average net assets for the periods ended October 31, 2015, 2014, 2013 and 2012, respectively.

(i)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

(j)

Effective January 1, 2014, the Advisor reduced its advisory fee from 2.00% to 1.50% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.80% of average daily net assets.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2015

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions,

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the FASB’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

●

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment companies, rights, warrants, futures contracts and money market funds.

●

Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include securities that trade infrequently or their trading has been temporarily halted, warrants that are not actively traded on an exchange, and U.S. Treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

●

Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments and other financial instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of October 31, 2015:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stocks	$757,641,837	$—		—		$757,641,837
Investment Companies	8,034,335	—		—		8,034,335
Rights	77,515	—		—		77,515
Warrants	—	0	*	—		0
Corporate Bonds	—	3,098		—		3,098
Money Market Funds	194,984	—		—		194,984
Total	$765,948,671	$3,098		—		$765,951,769
Other Financial Instruments:
Common Stocks – Sold Short	$(546,507,164)	$—		$0	*	$(546,507,164)
Investment Companies – Sold Short	(9,050)	—		—		(9,050)
Warrants – Sold Short	(571)	(133,572	)*	—		(134,143)
Futures Contracts – Sold Short	(1,021,348)	—		—		(1,021,348)
Total	$(547,538,133)	$(133,572)		$0		$(547,671,705)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$97,627,830	$—	$—	$97,627,830
Rights	19,098	—	—	19,098
Money Market Funds	1,121,802	—	—	1,121,802
Total	$98,768,730	$—	$—	$98,768,730

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$3,321,864	$—	$3,321,864
Money Market Funds	9,290,827	—	—	9,290,827
Total	$9,290,827	$3,321,864	$—	$12,612,691
Other Financial Instruments:
Futures Contracts	$10,690	$—	$—	$10,690
Futures Contracts – Sold Short	83,004	—	—	83,004
Total	$93,694	$—	$—	$93,694

*	TFS Market Neutral Fund holds Warrants, Common Stocks – Sold Short and Warrants - Sold Short which have been fair valued at $0.

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of October 31, 2015, the Funds did not have any transfers into and out of any Level.

There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of October 31, 2015.

The following is a reconciliation of Level 3 investments and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2014 and October 31, 2015.

	Investments		Other Financial Instruments
Balance as of October 31, 2014	$0	*	$(696,301	)*
Change in unrealized appreciation	—		696,301
Receipts from corporate actions	0	*	—
Balance as of October 31, 2015	$—		$0	*

*

TFS Market Neutral Fund held or holds Common Stocks, Corporate Bonds and Common Stocks – Sold Short at October 31, 2014 and 2015 which have been determined to be Level 3 investments and other financial instruments.

The total amount of unrealized appreciation on Level 3 other financial instruments was $5,536,684 as of October 31, 2015.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 other financial instruments as of October 31, 2015:

	Fair Value at October 31, 2015	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Common Stocks -Sold Short	$0	Discount from last sale price*	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Common Stocks – Sold Short which have been determined to be Level 3 investments and have been fair valued at $0.

**

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share. Prior to January 1, 2014, shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

During the year ended October 31, 2014, proceeds from redemption fees totaled $29,157 for TFS Market Neutral Fund, $392 for TFS Small Cap Fund and $2,970 for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

Borrowing costs – From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are paid at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the years ended October 31, 2015 and 2014 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	10/31/2015	$—	$28,360,770	$28,360,770
	10/31/2014	$15,491,463	$43,658,780	$59,150,243
TFS Small Cap Fund	10/31/2015	$4,947,085	$1,615,377	$6,562,462
	10/31/2014	$15,424,540	$1,029,453	$16,453,993
TFS Hedged Futures Fund	10/31/2015	$—	$—	$—
	10/31/2014	$—	$180,217	$180,217

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets. Short selling subjects a Fund to the potential for unlimited losses.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. These Funds may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are accumulated in a receivable or payable account by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The total of this account is received or paid by the Fund when the position is closed. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in forward foreign currency exchange contracts for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2015:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$780,759,386	$96,257,368	$16,926,138
Gross unrealized appreciation	$28,873,126	$5,589,037	$—
Gross unrealized depreciation	(43,680,743)	(3,077,675)	(3,253,931)
Net unrealized appreciation (depreciation) on investments	(14,807,617)	2,511,362	(3,253,931)
Net unrealized appreciation on securities sold short	62,197,068	—	—
Undistributed ordinary income	1,667,225	2,778,840	—
Unrealized losses on foreign currency transactions	—	—	(1,010)
Undistributed long-term gains	26,778,811	1,678,359	—
Capital loss carryforwards and other losses	(794,352)	—	(936,951)
Other temporary differences	4	—	3,028,563
Accumulated earnings (deficit)	$75,041,139	$6,968,561	$(1,163,329)

As of October 31, 2015, the tax proceeds from securities sold short is $608,847,425 for TFS Market Neutral Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of investments and the financial statements cost for TFS Hedged Futures Fund is due to the tax treatment of the Fund’s wholly owned subsidiary as a controlled foreign corporation (CFC).

For the year ended October 31, 2015, the following reclassifications were made as a result of permanent differences between financial statement and income tax reporting requirements:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Accumulated net investment loss	$102,082,624	$245,817	$723,612
Accumulated net realized gains (losses) from securities transactions	$(102,082,624)	$(245,817)	$870,248
Paid-in capital	$—	$—	$(1,593,860)

As of October 31, 2015, TFS Hedged Futures Fund had the following capital loss carryforwards:

Capital loss carryforward – short-term	$368,976
Capital loss carryforward – long-term	567,975
Total capital loss carryforwards	$936,951

These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax periods of each Fund (October 31, 2012 through October 31, 2015 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2012 through October 31, 2015 for TFS Hedged Futures Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended October 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $5,897,874,849 and $5,876,678,224, respectively, for TFS Market Neutral Fund; $654,826,220 and $653,129,992, respectively, for TFS Small Cap Fund; and $0 and $0, respectively, for TFS Hedged Futures Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s average daily net assets. During the year ended October 31, 2015, the Adviser reduced its investment advisory fees by $425,955 with respect to TFS Market Neutral Fund, $190,498 with respect to TFS Small Cap Fund and $233,949 with respect to TFS Hedged Futures Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of October 31, 2015, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $631,794, $301,723 and $450,483, respectively, from TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2016	October 31, 2017	October 31, 2018
TFS Market Neutral Fund	$—	$205,839	$425,955
TFS Small Cap Fund	$33,364	$77,861	$190,498
TFS Hedged Futures Fund	$58,934	$157,600	$233,949

Certain Trustees and officers of the Trust are also officers of the Adviser.

COMPLIANCE CONSULTING AGREEMENT

Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

officers of the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly; a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees; a fee of $2,500 for attendance at each telephonic regular meeting of the Board of Trustees; and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. Derivatives Transactions

The locations in the Statements of Assets and Liabilities of the derivative positions of TFS Market Neutral Fund and TFS Hedged Futures Fund as of October 31, 2015 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following tables set forth the values of derivative contracts of TFS Market Neutral Fund and TFS Hedged Futures Fund as of October 31, 2015:

TFS Market Neutral Fund
	Variation Margin		Total
	Receivable	(Payable)
Liability Derivatives
Financial Futures Contracts	$50,931	$(1,072,279)	$(1,021,348)
Total	$50,931	$(1,072,279)	$(1,021,348)

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund Futures Contracts
	Variation Margin		Total
	Receivable	(Payable)
Asset Derivatives
Futures Contracts
Commodity	$57,547	$(46,857)	$10,690
Total Asset Derivatives	57,547	(46,857)	10,690

Liability Derivatives
Futures Contracts
Commodity	207,464	(32,272)	175,192
Financial	7,995	(99,999)	(92,004)
Total Liability Derivatives	215,459	(132,271)	83,188
Total	$273,006	$(179,128)	$93,878

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the year ended October 31, 2015 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Forward foreign currency exchange contracts	Net realized gains (losses) from foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the year ended October 31, 2015:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Futures contracts
Financial	$11,548,157	$1,256,252

Total	$11,548,157	$1,256,252
TFS Hedged Futures Fund
Futures contracts
Commodity	$644,469	$(53,100)
Financial	301,623	301,962
Total futures contracts	946,062	248,862

Forward foreign currency exchange contracts	(53,923)	(54,117)

Total	$892,169	$194,745

TFS Small Cap Fund had no transactions in derivative instruments during the year ended October 31, 2015.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

As of October 31, 2015, the offsetting of financial assets and derivatives assets is as follows:

TFS Market Neutral Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$50,931	$—	$50,931	$—	$50,931
Total subject to a master netting or similar arrangement	$50,931	$—	$50,931	$—	$50,931

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$273,006	$—	$273,006	$—	$273,006
Total subject to a master netting or similar arrangement	$273,006	$—	$273,006	$—	$273,006

Offsetting of financial liabilities and derivative liabilities as of October 31, 2015 is as follows:

TFS Market Neutral Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$1,072,279	$—	$1,072,279	$—	$1,072,279
Total subject to a master netting or similar arrangement	$1,072,279	$—	$1,072,279	$—	$1,072,279

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$179,128	$—	$179,128	$—	$179,128
Total subject to a master netting or similar arrangement	$179,128	$—	$179,128	$—	$179,128

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of October 31, 2015, TFS Hedged Futures Fund had 55.9% of the value of its net assets invested in shares of money market mutual funds registered under the 1940 Act. As of October 31, 2015, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of their net assets invested in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
TFS Capital Investment Trust:

We have audited the accompanying statement of assets and liabilities of TFS Market Neutral Fund and TFS Small Cap Fund and consolidated statement of assets and liabilities of the TFS Hedged Futures Fund (collectively the “Funds”) each a series of the TFS Capital Investment Trust (the “Trust”), including the summary schedule of investments, the schedule of securities sold short and the schedule of futures contracts sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the schedule of investments, schedule of futures contracts, and schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the years ended October 31, 2012 and prior were audited by another registered public accounting firm whose report dated December 24, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds constituting TFS Capital Investment Trust at October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles

Cincinnati, Ohio
December 29, 2015

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2015) and held until the end of the period (October 31, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
TFS Market Neutral Fund
Based on Actual Fund Return	$1,000.00	$1,013.00	7.66%	$38.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$986.59	7.66%	$38.36
TFS Small Cap Fund
Based on Actual Fund Return	$1,000.00	$941.00	1.50%	$7.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
TFS Hedged Futures Fund
Based on Actual Fund Return	$1,000.00	$1,061.40	1.80%	$9.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.13	1.80%	$9.15

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset values for the Funds are published daily at the Funds’ website at http://www.tfscapital.com.

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since January 2004	Trustee	Owner of TFS Capital LLC	3
*Thomas M. Frederick 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC	3
Independent Trustees:
Mark J. Malone 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Guggenheim Securities LLC since February 2015; Managing Director of Janney Capital Markets from December 2013 to February 2015; Managing Director of Lazard Capital Markets from March 2008 to December 2013	3
Brian O’Connell 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author	3
Gregory R. Owens 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1966	Since October 2011	Trustee	Chief Financial Officer (CFO) and Financial Strategy Consultant with the Fahrenheit Group since March 2015; Vice President of Finance of Capital One Financial Corporation from February 1996 to March 2015	3

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Eric Newman 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1974	Since January 2015	President	Owner and Co-Portfolio Manager and Chief Investment Officer of TFS Capital LLC
Kevin Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1971	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC
Richard Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1971	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1968	Since June 2011	Secretary	Director of Administration of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC
David D. Jones 442 Fleming Street, Suite 7 Key West, Florida 33040 Year of Birth: 1957	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC

*

Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

TFS CAPITAL INVESTMENT TRUST FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended October 31, 2015. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. TFS Small Cap Fund intends to designate up to a maximum amount of $4,947,085, as taxed at a maximum rate of 15%. Additionally, TFS Market Neutral Fund and TFS Small Cap Fund intend to designate $28,360,770 and $1,615,377, respectively, as long-term capital gain distributions.

TFS CAPITAL INVESTMENT TRUST THE APPROVAL OF ADVISORY AGREEMENT RENEWAL (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with TFS Capital LLC (the “Adviser”) for the TFS Market Neutral Fund (the “Market Neutral Fund”), the TFS Small Cap Fund (the “Small Cap Fund”), the TFS Hedged Futures Fund and the TFS Hedged Futures Strategy Offshore Fund Ltd (together the “Hedged Futures Fund”, and together with the Market Neutral Fund and the Small Cap Fund, the “Funds”). These approvals took place at a Board meeting held on June 3-4, 2015, at which all of the Independent Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser from its relationship with the Funds and the financial strength of the Adviser; (iv) the extent to which economies of scale would be realized as the Funds grow larger; (v) whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered to and fees paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (vii) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Funds. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel, as well as staffing levels of the Adviser. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, the Adviser’s assessment of its investment and non-investment risk exposures and responses thereto, the Adviser’s testing of its cybersecurity risks, the Adviser’s business continuity and disaster recovery plan, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were provided with information on the intermediaries who are authorized to sell shares of the Funds. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Advisory Agreements.

(i)

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser’s compensation under the Advisory Agreements. The Independent Trustees reviewed the background and experience of the Adviser’s key investment, operating, and compliance personnel. They considered the Adviser’s ongoing commitment to retain experienced personnel and noted that longevity of employment may facilitate consistency in the Funds’ performance and investment process. The Independent Trustees considered the Adviser’s successful implementation

TFS CAPITAL INVESTMENT TRUST THE APPROVAL OF ADVISORY AGREEMENT RENEWAL (Unaudited) (Continued)

      of its restructuring plans and the positive impact these plans are having on the employees of the Adviser. The Independent Trustees considered the Adviser’s ongoing commitment to expand its research capabilities and were mindful that continual analysis of investment opportunities and optimization of procedures is important to the Funds’ long-term success. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

(ii)

The investment performance of the Funds and Adviser. In this regard, the Independent Trustees compared the performance of the Market Neutral Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods. It was noted by the Independent Trustees that the Market Neutral Fund underperformed the S&P 500 Index for each of the one year periods ended March 31, 2013, 2014 and 2015. They discussed the Fund’s underperformance for the stated periods, finding that the Fund’s investment strategies are not designed to keep pace or outperform the S&P 500 Index during periods when the market is experiencing a broad-based rally and/or when the market is favoring large capitalization companies. The Independent Trustees considered the Market Neutral Fund’s long-term performance record as it compares to the S&P 500 Index, noting that for the since inception period ended March 31, 2015 the Fund trailed the Index by less than 2% (i.e. 6.96% vs. 8.19%). The Independent Trustees discussed the Market Neutral Fund’s average beta and compared it to the S&P 500 Index, noting that the Fund’s beta indicates that the Fund is generating returns with considerably less risk exposure than the S&P 500 Index. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “market neutral” funds. The Independent Trustees noted that for the one year, three year, five year and ten year periods ended March 31, 2015, the Market Neutral Fund’s 8.82%, 4.08%, 4.08% and 7.05% average annual total returns, respectively, were higher than the 0.82%, 1.53%, 1.13% and 2.26% average annual total returns, respectively, of the average fund in the market neutral category over the same periods. The Independent Trustees further considered that as of April 30, 2015, the Market Neutral Fund had a 5-star Morningstar overall rating. The Independent Trustees reviewed performance information with respect to the Adviser’s other managed accounts, concluding that due to the differences in how these accounts are managed, the comparison is not particularly relevant. The Independent Trustees also considered the consistency of the Adviser’s management of the Market Neutral Fund with the Fund’s investment objective and policies. After reviewing the foregoing information, the Independent Trustees concluded that the overall investment performance of the Market Neutral Fund has been above average.

The Independent Trustees next reviewed the performance of the Small Cap Fund, which was compared to the performance of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended March 31, 2015. It was noted by the Independent Trustees that the Small Cap Fund outperformed the Russell 2000 Index for each of the one year periods ended March 31, 2013, 2014 and 2015 and for the since inception period ended March 31, 2015. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by

TFS CAPITAL INVESTMENT TRUST THE APPROVAL OF ADVISORY AGREEMENT RENEWAL (Unaudited) (Continued)

Morningstar as “small cap blend” funds, which is the category to which the Small Cap Fund has been assigned. The Independent Trustees noted that for the one year, three year and five year periods ended March 31, 2015, the Small Cap Fund’s 9.97%, 19.74% and 16.70% average annual total returns, respectively, were higher than the 6.04%, 14.88% and 13.70% average annual total returns, respectively, of the average fund in the small cap blend category over the same periods. The Independent Trustees further considered that as of April 30, 2015, the Fund had a 4-star Morningstar overall rating. They also reviewed performance information with respect to the Adviser’s other clients but concluded that none of these clients provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the Small Cap Fund with the Fund’s investment objective and policies. After reviewing the foregoing information, the Independent Trustees concluded that the investment performance of the Small Cap Fund has been above average.

The Independent Trustees next reviewed the performance of the Hedged Futures Fund, which was compared to the performance of the S&P DTI Index, the Fund’s primary benchmark, for the since inception period ended March 31, 2015, and for each of the one year periods ended March 31, 2013, 2014 and 2015. It was noted by the Independent Trustees that the Hedged Futures Fund outperformed the S&P DTI Index for the since inception period ended March 31, 2015, but trailed the performance of the S&P DTI Index for the one year period ended March 31, 2015. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “managed futures” funds, which is the category to which the Hedged Futures Fund has been assigned. The Independent Trustees noted that for the one year and three year periods ended March 31, 2015, the Hedged Futures Fund’s average annual total returns of -2.18% and -2.43%, respectively, trailed the 18.50% and 2.94% average annual total returns for the funds in the managed futures category over the same period. They discussed the Hedged Futures Fund’s since inception return through March 31, 2015, noting that the Fund’s 0.27% average annual total return exceeded the -0.35% average annual total return for the S&P DTI Index over the same period. They also considered the Adviser’s comments regarding the Hedged Futures Fund’s recent underperformance relative to the benchmark for the one year ended March 31, 2015, noting that the Fund is not designed to track the performance of the benchmark nor is it designed as a trend following fund. The Independent Trustees also reviewed performance information with respect to the Adviser’s other clients but concluded that none of these other clients provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the Hedged Futures Fund with the Fund’s investment objective and policies. They also discussed the Hedged Futures Fund’s lack of correlation to the other funds in the managed futures category along with other broad based securities indices. After reviewing the foregoing information, the Independent Trustees concluded that the investment performance of the Hedged Futures Fund has been satisfactory.

TFS CAPITAL INVESTMENT TRUST THE APPROVAL OF ADVISORY AGREEMENT RENEWAL (Unaudited) (Continued)

(iii)

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories. It was noted by the Independent Trustees that effective January 1, 2014 the Adviser contractually reduced its advisory fee for each Fund and lowered the overall expense caps for each Fund. The Independent Trustees noted that the Market Neutral Fund’s current advisory fee of 1.65% per annum and its overall expense ratio of 1.90% per annum (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee of 1.15% and average expense ratio of 1.71% for Morningstar’s market neutral category. The Independent Trustees considered the Adviser’s commitment to cap the Market Neutral Fund’s ordinary operating expenses at 1.90% per annum for the life of the Fund. The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund’s current advisory fee of 1.15% per annum and its overall expense ratio of 1.50% per annum were each higher than the average advisory fee of 0.75% per annum and average expense ratio of 1.23% per annum for Morningstar’s small cap blend category. They took into account the Adviser’s commitment to cap the Small Cap Fund’s ordinary operating expenses at 1.50% per annum for the life of the Fund. The Independent Trustees performed a similar comparison for the Hedged Futures Fund, finding that the Hedged Futures Fund’s current advisory fee of 1.50% per annum was higher than the average advisory fee of 1.31% per annum for Morningstar’s managed futures category and that the Hedged Futures Fund’s overall expense ratio of 1.80% per annum was lower than the average expense ratio of 2.09% for the managed futures category. They took into account the Adviser’s commitment to cap the Hedged Futures Fund’s ordinary operating expenses at 1.80% per annum for the life of the Fund. The Independent Trustees next considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2015. It was noted by the Independent Trustees that the Adviser’s overall revenues from managing the Funds have significantly decreased over the past 12 months.

The Independent Trustees reviewed the revenue and expense information with respect to the Market Neutral Fund. It was noted that the Adviser continues to receive significant revenue from the Market Neutral Fund. The Independent Trustees discussed the impact the advisory fee reduction and lower expense cap arrangement for the Market Neutral Fund has had on the Adviser’s revenues based on the Fund’s current net assets, noting that, as a result of these changes, the Adviser had to begin deferring a portion of its advisory fees during the past 12 months in order to satisfy its commitment to cap Fund operating expenses at 1.90% per annum. They discussed the profitability of the Adviser

TFS CAPITAL INVESTMENT TRUST THE APPROVAL OF ADVISORY AGREEMENT RENEWAL (Unaudited) (Continued)

and noted the significant costs associated with managing the Market Neutral Fund, especially in the areas of research and development and retention of its investment professionals and hiring new personnel.

The Independent Trustees reviewed the revenue and expense information with respect to the Small Cap Fund. It was noted that since the inception of the Small Cap Fund through March 31, 2009, the Adviser had not received any of its advisory fees and had also reimbursed a significant amount of other operating expenses of the Fund. They noted that during the 12 month period ended March 31, 2010 the Adviser began to receive a portion of its advisory fees and has continued to do so for last five annual periods ended March 31. The Independent Trustees considered that the Adviser still is not receiving its full advisory fee from the Small Cap Fund but noted that the Adviser’s fee revenue from managing the Small Cap Fund has increased over the past year. The Independent Trustees discussed the impact the advisory fee reduction and lower expense cap arrangement for the Small Cap Fund will have on the Adviser’s revenues based on the Fund’s current net assets. They discussed the profitability of the Adviser and noted the costs associated with managing the Small Cap Fund.

The Independent Trustees reviewed the revenue and expense information with respect to the Hedged Futures Fund. It was noted that the Adviser has had to defer a portion of its advisory fees to maintain the Hedged Futures Fund’s agreed upon expense ratio. The Independent Trustees considered that the amount of fee reductions required of the Adviser has fluctuated over the life of the Hedged Futures Fund but has continued to increase over the past 12 months. They discussed the impact the loss in net assets has had on the fee reductions required to maintain the Hedged Futures Fund’s expense cap. The Independent Trustees discussed the impact the advisory fee reduction and lower expense cap arrangement for the Hedged Futures Fund had had on the Adviser’s revenues based on the Fund’s current net assets. They discussed the profitability of the Adviser and noted the costs associated with managing the Hedged Futures Fund.

The Independent Trustees next reviewed the balance sheet of the Adviser as of April 30, 2015, noting that the Adviser is financially stable and has assets sufficient to satisfy its commitments to the Funds. The Independent Trustees further considered that the investment and research process utilized by the Adviser is broader and more sophisticated than the process used by most other investment advisers as it involves frequent position rebalancing, the development of proprietary multiple trading models and the use of a team approach that involves many participants. They discussed the Adviser’s commitment to expand its distribution efforts on behalf of the Funds, in particular the hiring of two experienced distribution specialists. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a thorough discussion and consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

TFS CAPITAL INVESTMENT TRUST THE APPROVAL OF ADVISORY AGREEMENT RENEWAL (Unaudited) (Continued)

(iv)

The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They noted that the Adviser reduced its advisory fee and the overall expense cap arrangement for each of the Funds effective January 1, 2014. They considered the Market Neutral Fund’s advisory fees, noting that due to the recent reduction in the Fund’s advisory fee and its lower overall expense cap arrangement, coupled with the Fund’s current net assets, the Adviser is having to defer a portion of its advisory fee. The Independent Trustees further noted that with respect to the Small Cap Fund, assets have grown to the point where the Adviser is close to receiving its entire advisory fee. They considered the Hedged Futures Fund’s advisory fees, noting that the Fund’s assets have continued to decrease over the past twelve months to the point where the Adviser is deferring a larger portion of its advisory fee. The Independent Trustees concluded that, given the Adviser’s decision to reduce its advisory fees and lower the overall expense caps for each Fund coupled with the current asset levels in the Funds, it would not be necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for each Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Advisory Agreements is in the best interests of each Fund and its shareholders.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $64,890 and $60,300 with respect to the registrant’s fiscal periods ended October 31, 2015 and 2014, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $83,211 and $88,080 with respect to the registrant’s fiscal periods ended October 31, 2015 and 2014, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal periods ended October 31, 2015 and 2014, aggregate non-audit fees of $83,211 and $88,080, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2015

COMMON STOCKS - 96.5%	Shares	Value
Consumer Discretionary - 16.0%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a) (b)	67,039	$1,485,584
Cooper-Standard Holdings, Inc. (a)	37,716	2,453,049
Dana Holding Corporation	88,705	1,490,244
Federal-Mogul Holdings Corporation (a)	13,403	103,873
Goodyear Tire & Rubber Company (The)	1,211	39,769
Horizon Global Corporation (a)	842	7,401
Lear Corporation	683	85,416
Metaldyne Performance Group, Inc.	9,810	214,054
Remy International, Inc.	2,458	72,486
Shiloh Industries, Inc. (a)	33,898	255,591
Standard Motor Products, Inc.	25,656	1,135,278
Stoneridge, Inc. (a)	1,011	12,830
Superior Industries International, Inc.	3,687	72,560
Tenneco, Inc. (a)	9,423	533,248
Tower International, Inc. (a)	131,555	3,613,816
Visteon Corporation (a)	230	25,086
		11,600,285
Automobiles - 0.1%
Ford Motor Company	5,874	86,994
General Motors Company	3,443	120,195
Rush Enterprises, Inc. - Class B (a)	4,129	93,646
Thor Industries, Inc.	15,656	846,676
Winnebago Industries, Inc.	3,603	75,627
		1,223,138
Distributors - 0.1%
LKQ Corporation (a)	1,090	32,275
Pool Corporation	6,015	490,463
Stock Building Supply Holdings, Inc. (a)	34,883	602,778
VOXX International Corporation (a)	2,096	10,816
		1,136,332
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc. (a)	1,187	8,618
Ascent Capital Group, Inc. - Class A (a)	11,744	255,784
Capella Education Company	3,760	169,764
Career Education Corporation (a)	109,545	395,457
Houghton Mifflin Harcourt Company (a)	81,895	1,604,323
K12, Inc. (a) (b)	218,557	2,122,188
Liberty Tax, Inc.	48,752	1,125,684
Service Corporation International	2,775	78,422
Steiner Leisure Ltd. (a) (b)	19,142	1,212,837
Universal Technical Institute, Inc.	459	1,951
		6,975,028
Hotels, Restaurants & Leisure - 3.5%
Aramark	3,804	115,451
Arcos Dorados Holdings, Inc. - Class A	26,807	82,566
Belmond Ltd. - Class A (a)	157,634	1,692,989
Biglari Holdings, Inc. (a)	4,221	1,621,413
Bloomin' Brands, Inc.	210,513	3,572,406
Bojangles', Inc. (a)	1,882	31,298

1

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Hotels, Restaurants & Leisure - 3.5% (Continued)
Boyd Gaming Corporation (a) (b)	124,441	$2,487,576
Bravo Brio Restaurant Group, Inc. (a) (b)	149,848	1,759,215
Caesars Acquisition Company - Class A (a)	91,321	668,470
Caesars Entertainment Corporation (a)	304,118	2,448,150
Carnival Corporation	1,715	92,747
Carrols Restaurant Group, Inc. (a) (b)	59,259	696,886
Churchill Downs, Inc.	6,657	977,447
Chuy's Holdings, Inc. (a)	15,641	425,592
ClubCorp Holdings, Inc.	1,863	38,080
Darden Restaurants, Inc.	1,215	75,196
Del Frisco's Restaurant Group, Inc. (a)	37,292	502,323
Denny's Corporation (a)	144,010	1,578,350
Eldorado Resorts, Inc. (a)	145,117	1,436,658
Fiesta Restaurant Group, Inc. (a)	994	35,148
Fogo De Chao, Inc. (a)	2,073	31,302
Hilton Worldwide Holdings, Inc.	1,612	40,284
Hyatt Hotels Corporation - Class A (a)	453	22,831
International Speedway Corporation - Class A	2,019	70,039
Intrawest Resorts Holdings, Inc. (a) (b)	92,282	826,847
Isle of Capri Casinos, Inc. (a)	18,514	354,173
Jack in the Box, Inc.	14,955	1,114,596
Krispy Kreme Doughnuts, Inc. (a)	7,341	100,498
La Quinta Holdings, Inc. (a)	36,832	558,005
Lindblad Expeditions Holdings, Inc. (a)	3,323	35,224
Marcus Corporation	17,263	357,171
Marriott International, Inc. - Class A	484	37,161
McDonald's Corporation	186	20,878
Monarch Casino & Resort, Inc. (a)	10,935	239,914
Nathan's Famous, Inc.	1,544	61,513
Panera Bread Company - Class A (a)	324	57,468
Papa Murphy's Holdings, Inc. (a)	4,033	55,696
Penn National Gaming, Inc. (a)	95,345	1,702,862
Planet Fitness, Inc. - Class A (a)	1,127	18,415
Popeye's Louisiana Kitchen, Inc. (a)	454	25,624
Red Lion Hotels Corporation (a)	1,645	13,473
Ruth's Hospitality Group, Inc.	17,031	264,151
Six Flags Entertainment Corporation	2,099	109,232
Sonic Corporation	482	13,756
Speedway Motorsports, Inc.	59,458	1,098,189
Starwood Hotels & Resorts Worldwide, Inc.	2,181	174,196
Wendy's Company (The)	4,516	41,367
Wyndham Worldwide Corporation	1,010	82,163
		27,864,989
Household Durables - 1.6%
Beazer Homes USA, Inc. (a)	103,125	1,468,500
Cavco Industries, Inc. (a)	326	32,143
Flexsteel Industries, Inc.	5,396	234,672
Green Brick Partners, Inc. (a)	138,403	1,460,152
Harman International Industries, Inc.	467	51,351
Helen of Troy Ltd. (a)	1,051	104,270
Installed Building Products, Inc. (a)	22,073	488,917

2

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Household Durables - 1.6% (Continued)
Jarden Corporation (a)	2,099	$94,035
KB Home	201,542	2,640,200
La-Z-Boy, Inc.	36,637	1,045,986
Leggett & Platt, Inc.	2,022	91,051
Libbey, Inc.	37,603	1,264,965
M/I Homes, Inc. (a)	13,094	300,507
Mohawk Industries, Inc. (a)	242	47,311
Newell Rubbermaid, Inc.	1,960	83,163
Taylor Morrison Home Corporation - Class A (a)	91,827	1,692,372
Toll Brothers, Inc. (a)	875	31,474
Universal Electronics, Inc. (a)	1,610	76,588
WCI Communities, Inc. (a)	37,076	885,746
Whirlpool Corporation	779	124,749
		12,218,152
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	598	5,938
EVINE Live, Inc. (a)	12,869	33,202
FTD Companies, Inc. (a)	59,109	1,673,967
HomeAway, Inc. (a)	1,340	42,290
Lands' End, Inc. (a)	4,828	119,155
Liberty Interactive Corporation - Series A (a)	7,347	201,087
Liberty TripAdvisor Holdings, Inc. - Series A (a)	77,626	2,421,155
Liberty Ventures - Series A (a)	3,355	146,177
MakeMyTrip Ltd. (a)	86	1,373
Overstock.com, Inc. (a)	5,413	84,768
RetailMeNot, Inc. (a)	6,864	60,335
Travelport Worldwide Ltd.	88,155	1,194,500
		5,983,947
Leisure Products - 0.5%
Black Diamond, Inc. (a)	39,124	216,747
Brunswick Corporation	3,603	193,877
Callaway Golf Company	47,046	468,108
MCBC Holdings, Inc. (a)	5,587	73,581
Nautilus, Inc. (a)	121,911	2,077,363
Sturm, Ruger & Company, Inc.	351	19,986
Vista Outdoor, Inc. (a)	22,232	994,215
		4,043,877
Media - 2.1%
A.H. Belo Corporation - Class A	4,244	22,960
AMC Entertainment Holdings, Inc. - Class A	94,109	2,575,763
Cablevision Systems Corporation - Class A	1,553	50,612
Carmike Cinemas, Inc. (a)	80,394	2,058,890
CBS Corporation - Class B	2,165	100,716
Central European Media Enterprises Ltd. - Class A (a)	13,991	30,221
Cinemark Holdings, Inc.	2,511	88,990
Clear Channel Outdoor Holdings, Inc. - Class A (a)	12,254	91,660
Comcast Corporation - Class A	878	54,980
Entercom Communications Corporation - Class A (a)	5,530	61,051
Entravision Communications Corporation - Class A	42,327	370,785
Gannett Company, Inc.	30,534	483,048
Global Sources Ltd. (a)	5,341	47,802

3

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Media - 2.1% (Continued)
Gray Television, Inc. (a)	131,328	$2,086,802
Harte-Hanks, Inc. (b)	194,291	825,737
Interpublic Group of Companies, Inc.	3,247	74,454
Journal Media Group, Inc.	138,790	1,698,790
Lee Enterprises, Inc. (a)	20,360	40,516
Liberty Broadband Corporation - Series A - Series A (a)	593	32,354
Liberty Global Group plc LiLAC - Class C (a)	641	24,781
Liberty Media Corporation - Series A (a)	865	35,257
Liberty Media Corporation - Series C (a)	924	36,175
Live Nation Entertainment, Inc. (a)	6,173	168,399
Loral Space & Communications, Inc. (a)	799	35,723
Morningstar, Inc.	1,128	92,620
National CineMedia, Inc.	112,365	1,595,583
Reading International, Inc. - Class A (a)	121,029	1,875,949
Regal Entertainment Group - Class A	29,036	562,718
Salem Communications Corporation	1,347	8,473
Shaw Communications, Inc. - Class B	662	13,736
Sizmek, Inc. (a)	3,147	18,662
Starz - Class A (a)	8,611	288,555
Time Warner, Inc.	1,221	91,990
Time, Inc.	34,133	634,191
Twenty-First Century Fox, Inc. - Class A - Non-Voting	1,720	52,787
		16,331,730
Multiline Retail - 0.1%
Dollar General Corporation	1,610	109,110
Fred's, Inc. - Class A	21,959	303,693
Macy's, Inc.	2,063	105,172
Nordstrom, Inc.	1,417	92,403
Ollie's Bargain Outlet Holdings, Inc. (a)	3	47
Tuesday Morning Corporation (a)	19,384	104,867
		715,292
Specialty Retail - 3.6%
America's Car-Mart, Inc. (a)	367	12,566
Asbury Automotive Group, Inc. (a)	6,470	512,424
Ascena Retail Group, Inc. (a) (b)	35,874	477,842
AutoNation, Inc. (a)	1,654	104,516
Barnes & Noble, Inc. (b)	262,233	3,406,407
Big 5 Sporting Goods Corporation	18,999	173,841
Caleres, Inc. (b)	107,915	3,297,882
Cato Corporation (The) - Class A	363	13,707
Chico's FAS, Inc.	70,463	973,799
Children's Place, Inc. (The)	15,629	838,808
Christopher & Banks Corporation (a)	7,631	11,141
Citi Trends, Inc. (b)	2,264	60,155
CST Brands, Inc.	20,848	749,069
DAVIDsTEA, Inc. (a)	880	12,874
Destination Maternity Corporation	1,345	9,321
Dick's Sporting Goods, Inc.	2,407	107,232
Express, Inc. (a)	19,000	366,700
Finish Line, Inc. (The) - Class A	42,632	794,234
GNC Holdings, Inc. - Class A	738	21,956

4

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Specialty Retail - 3.6% (Continued)
Group 1 Automotive, Inc.	24,530	$2,132,884
MarineMax, Inc. (a)	130,169	2,056,670
Men's Wearhouse, Inc. (The) (b)	79,061	3,160,859
Murphy USA, Inc. (a) (b)	46,939	2,880,646
Outerwall, Inc.	6,208	372,480
Party City Holdco, Inc. (a)	291	4,607
Pep Boys - Manny, Moe & Jack (The) (a)	58,807	884,457
Perfumania Holdings, Inc. (a)	717	2,674
Sally Beauty Holdings, Inc. (a)	241	5,666
Signet Jewelers Ltd.	134	20,226
Sonic Automotive, Inc. - Class A	725	18,082
Sportsman's Warehouse Holdings, Inc. (a)	14,108	151,802
Stage Stores, Inc.	254,002	2,471,439
Staples, Inc.	6,353	82,525
Stein Mart, Inc.	73,771	653,611
Tiffany & Company	905	74,608
TravelCenters of America, LLC (a)	9,714	111,905
Urban Outfitters, Inc. (a)	2,676	76,534
Vitamin Shoppe, Inc. (a)	29,459	845,179
West Marine, Inc. (a)	1,591	16,196
Williams-Sonoma, Inc.	207	15,266
Winmark Corporation	1,256	126,542
		28,109,332
Textiles, Apparel & Luxury Goods - 1.2%
Delta Apparel, Inc. (a)	316	5,192
Fossil Group, Inc. (a)	1,424	77,480
Hanesbrands, Inc.	1,922	61,389
Iconix Brand Group, Inc. (a)	27,650	423,598
Kate Spade & Company (a)	1,852	33,280
Michael Kors Holdings Ltd. (a)	834	32,226
Oxford Industries, Inc. (b)	54,359	3,958,422
Perry Ellis International, Inc. (a) (b)	150,599	3,233,361
PVH Corporation	1,739	158,162
Unifi, Inc. (a)	47,387	1,449,568
VF Corporation	648	43,753
Vince Holding Corporation (a)	20,857	94,899
		9,571,330
Consumer Staples - 3.9%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	2,804	143,957
Cott Corporation	6,136	64,121
Molson Coors Brewing Company - Class B	913	80,435
National Beverage Corporation (a)	4,029	151,652
PepsiCo, Inc.	191	19,518
Primo Water Corporation (a)	117,161	1,031,017
		1,490,700
Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	36,117	1,278,542
Costco Wholesale Corporation	259	40,953
CVS Health Corporation	688	67,961
Ingles Markets, Inc. - Class A (b)	21,954	1,096,383

5

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Staples - 3.9% (Continued)
Food & Staples Retailing - 1.2% (Continued)
Kroger Company (The)	2,475	$93,555
Liberator Medical Holdings, Inc.	13,827	33,461
Smart & Final Stores, Inc. (a)	1,436	21,167
SpartanNash Company (b)	104,687	2,920,767
SUPERVALU, Inc. (a) (b)	410,571	2,697,451
Village Super Market, Inc. - Class A	6,660	166,900
Weis Markets, Inc. (b)	15,293	629,154
		9,046,294
Food Products - 1.5%
Adecoagro S.A. (a) (b)	9,975	105,635
Alico, Inc.	18	768
Archer-Daniels-Midland Company	954	43,560
Bunge Ltd.	490	35,750
Calavo Growers, Inc.	37,878	1,947,308
ConAgra Foods, Inc.	1,000	40,550
Darling Ingredients, Inc. (a)	11,529	116,673
Dean Foods Company	197,568	3,577,956
Farmer Brothers Company (a)	1,228	34,851
Fresh Del Monte Produce, Inc.	37,406	1,706,836
J & J Snack Foods Corporation	6,097	748,651
John B. Sanfilippo & Son, Inc.	5,981	387,090
Mead Johnson Nutrition Company	363	29,766
Mondelēz International, Inc. - Class A	390	18,002
Seneca Foods Corporation - Class A (a)	69,961	2,041,462
Snyder's-Lance, Inc.	27,925	992,455
SunOpta, Inc. (a)	6,392	34,389
Tyson Foods, Inc. - Class A	1,552	68,847
		11,930,549
Household Products - 0.3%
Central Garden & Pet Company (a)	2,713	43,164
Central Garden & Pet Company - Class A (a)	151,433	2,556,189
Clorox Company (The)	422	51,459
Kimberly-Clark Corporation	181	21,667
WD-40 Company	358	34,218
		2,706,697
Personal Products - 0.7%
Avon Products, Inc.	628,381	2,532,375
Estée Lauder Companies, Inc. (The) - Class A	1,876	150,943
Medifast, Inc. (a)	47,392	1,325,554
Nature's Sunshine Products, Inc.	910	10,784
Nutraceutical International Corporation (a)	61,640	1,510,180
		5,529,836
Tobacco - 0.0% (c)
Alliance One International, Inc. (a)	3,551	62,498
Philip Morris International, Inc.	375	33,150
Vector Group Ltd.	369	8,948
		104,596
Energy - 6.0%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,078	109,469
Core Laboratories N.V.	183	21,288

6

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 6.0% (Continued)
Energy Equipment & Services - 1.0% (Continued)
Dril-Quip, Inc. (a)	5,940	$365,666
Era Group, Inc. (a)	11,897	165,487
Fairmount Santrol Holdings, Inc. (a)	26,400	70,488
FMC Technologies, Inc. (a)	1,543	52,200
Forum Energy Technologies, Inc. (a)	3,841	50,893
Frank's International N.V.	1,286	22,068
Gulf Island Fabrication, Inc.	10,490	106,054
Halliburton Company	2,394	91,882
Matrix Service Company (a)	9,694	220,054
Nabors Industries Ltd.	5,663	56,857
National Oilwell Varco, Inc.	407	15,319
Natural Gas Services Group, Inc. (a)	2,306	51,931
Oil States International, Inc. (a)	1,659	49,787
Pacific Drilling S.A. (a)	31,258	50,013
Parker Drilling Company (a)	631,545	1,806,219
Patterson-UTI Energy, Inc.	2,832	42,169
PHI, Inc. (a) (b)	14,836	282,477
Superior Energy Services, Inc.	188,246	2,665,563
TETRA Technologies, Inc. (a)	287,520	1,937,885
		8,233,769
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corporation (a)	25,468	40,494
Advantage Oil & Gas Ltd. (a)	2,594	14,449
Alon USA Energy, Inc.	124,830	2,090,903
Anadarko Petroleum Corporation	1,275	85,272
Apache Corporation	1,663	78,377
Ardmore Shipping Corporation	14,387	206,453
Baytex Energy Corporation	21,053	85,686
Bellatrix Exploration Ltd. (a)	13,116	21,510
Callon Petroleum Company (a)	147,363	1,279,111
Cameco Corporation	1,356	19,215
Cloud Peak Energy, Inc. (a)	153,324	455,372
Contango Oil & Gas Company (a)	25,746	196,957
CVR Energy, Inc.	1,862	82,785
Delek US Holdings, Inc.	133,991	3,644,555
DHT Holdings, Inc. (b)	3,691	29,011
Diamondback Energy, Inc. (a)	294	21,709
Enerplus Corporation	25,209	118,734
EP Energy Corporation - Class A (a)	326,029	1,796,420
EQT Corporation	1,009	66,665
Gener8 Maritime, Inc. (a)	1,430	14,872
Gran Tierra Energy, Inc. (a)	90,452	217,085
Green Plains Partners, L.P. (a)	1,960	28,949
Green Plains, Inc.	437	8,963
Gulfport Energy Corporation (a)	536	16,332
Harvest Natural Resources, Inc. (a)	9,291	9,198
Hess Corporation	1,332	74,872
HollyFrontier Corporation	2,624	128,497
Marathon Petroleum Corporation	3,500	181,300
Memorial Resource Development Corporation (a)	2,599	45,976
Navigator Holdings Ltd. (a)	177	2,536

7

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 6.0% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Navios Maritime Acquisition Corporation (b)	288,478	$1,032,751
Newfield Exploration Company (a)	1,308	52,569
ONEOK, Inc.	1,994	67,637
Pacific Ethanol, Inc. (a)	364,565	2,191,036
Par Petroleum Corporation (a)	84,412	1,924,594
PBF Energy, Inc. - Class A	60,431	2,054,654
Phillips 66	1,186	105,613
QEP Resources, Inc.	102,101	1,578,481
Range Resources Corporation	550	16,742
Rice Energy, Inc. (a)	105	1,602
RSP Permian, Inc. (a)	533	14,615
Scorpio Tankers, Inc. (b)	312,901	2,853,657
SemGroup Corporation - Class A	41,046	1,869,645
SM Energy Company	37,223	1,241,387
Southwestern Energy Company (a)	4,193	46,291
Spectra Energy Corporation	2,321	66,311
Synergy Resources Corporation (a)	820	9,176
Tallgrass Energy GP, L.P.	1,609	38,519
Targa Resources Corporation	9,920	566,928
Teekay Corporation	67,970	2,183,876
Teekay Tankers Ltd. - Class A	399,175	3,049,697
Tesoro Corporation	1,224	130,882
TransGlobe Energy Corporation	5,204	14,155
Tsakos Energy Navigation Ltd. (b)	10,285	92,256
VAALCO Energy, Inc. (a)	95,243	175,247
Valero Energy Corporation	2,523	166,316
Westmoreland Coal Company (a)	274,097	1,962,535
World Fuel Services Corporation	73,465	3,266,254
WPX Energy, Inc. (a)	199,697	1,369,921
		39,205,605
Financials - 11.9%
Banks - 2.2%
1st Source Corporation	561	17,817
Avenue Financial Holdings, Inc. (a)	341	4,757
BancFirst Corporation	244	15,038
Banco Latinoamericano de Comercio Exterior S.A. - Class E	19	514
Bank of America Corporation	949	15,924
Banner Corporation	18,435	904,605
Boston Private Financial Holdings, Inc.	1,194	13,683
Capital Bank Financial Corporation - Class A	870	28,101
CenterState Banks, Inc.	1,164	16,971
Central Pacific Financial Corporation	1,430	31,975
Chemical Financial Corporation	77,474	2,628,693
Citigroup, Inc.	1,074	57,105
Citizens Financial Group, Inc. (a)	4,171	101,355
CoBiz Financial, Inc.	10,850	135,191
East West Bancorp, Inc.	475	19,185
Enterprise Financial Services Corporation	4,600	130,456
FCB Financial Holdings, Inc. - Class A (a)	456	16,215
First Busey Corporation	2,744	57,267

8

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 11.9% (Continued)
Banks - 2.2% (Continued)
First Community Bancshares, Inc.	2,053	$39,479
First Connecticut Bancorp, Inc.	2,004	34,830
First Financial Bancorporation	589	11,356
First Financial Corporation	872	29,883
First Foundation, Inc. (a)	14,634	347,558
First Horizon National Corporation	1	0
First Interstate BancSystem, Inc. - Class A	1,948	55,245
First Midwest Bancorp, Inc.	58,312	1,039,120
First NBC Bank Holding Company (a)	224	8,331
First of Long Island Corporation (The)	59	1,638
FirstMerit Corporation	19,898	373,883
Franklin Financial Network, Inc. (a)	4,686	125,632
Great Southern Bancorp, Inc.	672	32,478
Great Western Bancorp, Inc.	5,553	156,928
Green Bancorp, Inc. (a)	1,795	21,989
Guaranty Bancorp	22,871	376,914
Hanmi Financial Corporation	31,152	794,376
Hilltop Holdings, Inc. (a)	84,666	1,775,446
HomeTrust Bancshares, Inc. (a)	19	360
Horizon Bancorp	4,408	115,049
IBERIABANK Corporation	14,064	852,700
Independent Bank Corporation (Michigan)	8,895	128,800
Independent Bank Group, Inc.	7,547	293,956
KeyCorp	5,087	63,181
Live Oak Bancshares, Inc.	2,599	37,270
Macatawa Bank Corporation	3,340	17,234
MainSource Financial Group, Inc.	10,865	235,119
Mercantile Bank Corporation	21,811	481,151
Metro Bancorp, Inc.	4,389	135,971
National Penn Bancshares, Inc.	2,831	34,085
NewBridge Bancorp	12,631	142,857
Opus Bank	9,114	339,497
Peoples Bancorp, Inc.	9,369	179,510
PNC Financial Services Group, Inc. (The)	597	53,885
Preferred Bank (b)	6,867	227,366
PrivateBancorp, Inc.	11,001	460,172
Regions Financial Corporation	9,012	84,262
Republic Bancorp, Inc. - Class A	656	16,682
Seacoast Banking Corporation of Florida (a)	8,415	130,264
Stonegate Bank	72	2,247
Suffolk Bancorp	34,156	1,020,923
SunTrust Banks, Inc.	968	40,191
TCF Financial Corporation (b)	39,513	608,105
TowneBank	238	5,107
Trico Bancshares	346	9,121
Union Bankshares Corporation	51,626	1,293,231
United Community Financial Corporation	17,910	98,147
WesBanco, Inc.	496	16,194
Wilshire Bancorp, Inc.	1,819	19,445
Yadkin Financial Corporation	17,707	417,000
		16,979,020

9

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 11.9% (Continued)
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	448	$80,756
Alcentra Capital Corporation	790	9,433
American Capital Senior Floating, Ltd.	1,380	15,139
Artisan Partners Asset Management, Inc. - Class A	3,202	122,476
Bank of New York Mellon Corporation (The)	2,103	87,590
BlackRock Kelso Capital Corporation (b)	7,169	66,528
Calamos Asset Management, Inc. - Class A	1,842	17,296
CorEnergy Infrastructure Trust, Inc.	70,761	361,589
E*TRADE Financial Corporation (a)	2,648	75,494
Evercore Partners, Inc. - Class A	34,651	1,871,154
FBR & Company	494	9,771
Fifth Street Finance Corporation	25,985	148,894
Full Circle Capital Corporation	7,795	24,398
GAMCO Investors, Inc. - Class A	3,416	197,035
Goldman Sachs BDC, Inc.	72	1,441
Golub Capital BDC, Inc.	5,446	89,151
Hercules Technology Growth Capital, Inc.	6,892	76,915
HFF, Inc. - Class A	31,459	1,085,965
Houlihan Lokey, Inc. (a)	1,549	33,939
INTL FCStone, Inc. (a)	594	19,002
Invesco Ltd.	2,332	77,352
Investment Technology Group, Inc.	9,712	155,489
Janus Capital Group, Inc.	3,136	48,702
Moelis & Company - Class A (b)	4,967	146,427
Monroe Capital Corporation	3,325	49,210
Morgan Stanley	493	16,254
New Mountain Finance Corporation	1,670	23,263
Newtek Business Services Corporation	2,206	36,598
Northern Trust Corporation	652	45,894
NorthStar Asset Management Group, Inc.	87,955	1,286,782
OM Asset Management plc	154,701	2,348,361
PennantPark Floating Rate Capital Ltd.	6,189	74,701
Piper Jaffray Companies, Inc. (a)	26,406	939,261
SEI Investments Company	384	19,899
Solar Capital Ltd.	3,283	56,829
State Street Corporation	241	16,629
Stifel Financial Corporation (a)	12,705	564,483
TCP Capital Corporation	2,070	30,119
THL Credit, Inc.	2,993	34,300
TICC Capital Corporation	26,728	170,792
Virtus Investment Partners, Inc.	690	80,758
Westwood Holdings Group, Inc.	3,481	202,246
WhiteHorse Finance, Inc.	1,485	17,360
WisdomTree Investments, Inc.	19,277	370,697
		11,206,372
Consumer Finance - 0.2%
Ally Financial, Inc. (a)	1,482	29,521
Capital One Financial Corporation	877	69,195
Discover Financial Services	557	31,315
First Cash Financial Services, Inc. (a)	757	28,880
Regional Management Corporation (a)	104,422	1,703,123

10

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 11.9% (Continued)
Consumer Finance - 0.2% (Continued)
SLM Corporation (a)	2,701	$19,069
Springleaf Holdings, Inc. (a)	1,844	86,502
		1,967,605
Diversified Financial Services - 0.3%
Consumer Portfolio Services, Inc. (a)	63,659	345,032
Gain Capital Holdings, Inc.	6,146	45,788
Intercontinental Exchange, Inc.	73	18,425
PHH Corporation (a)	142,046	2,088,076
TPG Specialty Lending, Inc.	3,354	57,018
Voya Financial, Inc.	2,102	85,278
		2,639,617
Insurance - 1.3%
Alleghany Corporation (a)	150	74,441
Allied World Assurance Company Holdings A.G.	493	17,925
American Equity Investment Life Holding Company	15,886	407,952
American Financial Group, Inc.	826	59,629
American National Insurance Company	1,171	120,941
AMERISAFE, Inc.	8,362	457,652
Aon plc	342	31,912
Argo Group International Holdings Ltd.	2,018	126,165
Arthur J. Gallagher & Company	2,171	94,938
Aspen Insurance Holdings Ltd.	1,867	90,755
Atlas Financial Holdings, Inc. (a)	5,779	109,917
Cincinnati Financial Corporation	567	34,150
eHealth, Inc. (a)	47,114	563,012
EMC Insurance Group, Inc.	4,819	120,475
Employers Holdings, Inc.	4,826	127,744
Endurance Specialty Holdings Ltd.	849	53,597
FBL Financial Group, Inc. - Class A	5,406	340,037
Federated National Holding Company	5,241	161,344
Fidelity & Guaranty Life	3,955	105,599
FNF Group	1,088	38,385
Greenlight Capital Re Ltd. - Class A (a)	139	3,052
Hanover Insurance Group, Inc. (The)	487	41,030
Heritage Insurance Holdings, Inc. (a)	56,342	1,246,285
Infinity Property & Casualty Corporation	1,849	148,881
James River Group Holdings Ltd.	40,457	1,190,650
Kansas City Life Insurance Company	418	20,495
Kemper Corporation	754	26,933
Lincoln National Corporation	1,438	76,947
Maiden Holdings Ltd.	113,034	1,757,679
National General Holdings Corporation	6,080	119,837
Old Republic International Corporation	822	14,829
Patriot National, Inc. (a)	15,619	198,361
ProAssurance Corporation	2,383	126,204
Selective Insurance Group, Inc.	29,008	1,058,502
Stewart Information Services Corporation	3,716	149,272
Symetra Financial Corporation	1,006	31,920
Third Point Reinsurance Ltd. (a)	7,664	104,767
United Fire Group, Inc.	10,103	375,731
WMIH Corporation (a)	10,731	25,111

11

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 11.9% (Continued)
Insurance - 1.3% (Continued)
Xl Group plc	1,505	$57,310
		9,910,366
Real Estate Investment Trusts (REIT) - 4.9%
Agree Realty Corporation	22,197	718,739
Alexander's, Inc.	268	105,830
Alexandria Real Estate Equities, Inc.	6,716	602,694
American Assets Trust, Inc.	515	21,712
Bluerock Residential Growth REIT, Inc.	105,187	1,232,792
Boston Properties, Inc.	1,564	196,829
Brandywine Realty Trust	76,699	1,035,436
Brixmor Property Group, Inc.	16,131	413,276
Camden Property Trust	2,504	184,770
Campus Crest Communities, Inc.	153,231	1,015,922
CareTrust REIT, Inc.	67,648	765,775
CBL & Associates Properties, Inc.	81,786	1,192,440
Cedar Realty Trust, Inc.	11,475	80,210
Chambers Street Properties	106,135	751,436
CoreSite Realty Corporation	952	52,312
Corporate Office Properties Trust	28,371	652,533
Cousins Properties, Inc.	79,185	795,017
CyrusOne, Inc.	8,664	305,666
DCT Industrial Trust, Inc.	16,419	609,473
DDR Corporation	16,266	273,269
DuPont Fabros Technology, Inc.	6,924	222,191
EastGroup Properties, Inc.	9,214	517,458
Empire State Realty Trust, Inc. - Class A	74,058	1,319,714
EPR Properties	3,656	207,697
Equity Commonwealth (a)	2,412	69,248
Essex Property Trust, Inc.	676	149,017
First Industrial Realty Trust, Inc.	2,472	53,593
First Potomac Realty Trust	82,878	977,132
Gaming and Leisure Properties, Inc.	35,300	1,029,701
Geo Group, Inc. (The)	26,475	854,348
Getty Realty Corporation	24,036	405,728
Global Net Lease, Inc.	40,833	374,847
Highwoods Properties, Inc.	1,582	68,738
Hudson Pacific Properties, Inc.	41,709	1,191,626
Inland Real Estate Corporation	146,337	1,295,082
Iron Mountain, Inc.	21,173	648,741
Kilroy Realty Corporation	9,016	593,613
Kite Realty Group Trust	4,421	116,759
Lamar Advertising Company - Class A	13,051	736,468
Lexington Realty Trust	51,646	456,551
Mack-Cali Realty Corporation	14,868	323,528
Medical Properties Trust, Inc.	50,367	569,147
Mid-America Apartment Communities, Inc.	1,824	155,387
Monmouth Real Estate Investment Corporation	4,338	45,159
National Health Investors, Inc.	6,686	392,736
New Senior Investment Group, Inc.	111,463	1,116,859
Omega Healthcare Investors, Inc.	2,819	97,312
One Liberty Properties, Inc.	11,743	276,665

12

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 11.9% (Continued)
Real Estate Investment Trusts (REIT) - 4.9% (Continued)
Outfront Media, Inc.	41,497	$979,744
Piedmont Office Realty Trust, Inc. - Class A	54,111	1,048,671
Prologis, Inc.	1,338	57,173
Ramco-Gershenson Properties Trust	55,963	940,178
Retail Properties of America, Inc. - Class A	54,671	818,425
Rouse Properties, Inc.	28,679	504,464
Sabra Health Care REIT, Inc.	50,413	1,143,367
Select Income REIT	60,934	1,230,867
Senior Housing Properties Trust	73,620	1,118,288
Silver Bay Realty Trust Corporation	27,236	441,223
Spirit Realty Capital, Inc.	56,001	570,090
UMH Properties, Inc.	105,313	1,041,546
Urstadt Biddle Properties, Inc. - Class A	61,428	1,234,703
Ventas, Inc.	8,077	433,896
VEREIT, Inc.	104,791	865,574
Whitestone REIT	37,910	468,568
WP GLIMCHER, Inc.	28,289	328,718
		38,496,671
Thrifts & Mortgage Finance - 1.6%
Anchor Bancorp Wisconsin, Inc. (a)	9,985	409,585
Bank Mutual Corporation	91,275	660,831
Beneficial Bancorp, Inc. (a)	182,077	2,525,408
Brookline Bancorp, Inc.	105,280	1,194,928
Dime Community Bancshares, Inc.	112,057	1,944,189
Essent Group Ltd. (a)	77,391	1,865,123
EverBank Financial Corporation	26,608	459,254
First Defiance Financial Corporation	1,972	75,528
Home Bancorp, Inc.	1,585	40,227
Hudson City Bancorp, Inc.	7,043	71,275
LendingTree, Inc. (a)	3,972	482,042
Madison County Finanical, Inc.	203	4,080
Meta Financial Group, Inc.	3,718	160,171
Nationstar Mortgage Holdings, Inc. (a)	18,460	244,964
NMI Holdings, Inc. - Class A (a)	27,790	208,981
OceanFirst Financial Corporation	5,112	94,368
Ocwen Financial Corporation (a)	40,912	285,975
Oritani Financial Corporation	2,722	43,334
PennyMac Financial Services, Inc. - Class A (a)	9,033	149,406
Provident Financial Services, Inc.	8,054	163,657
River Valley Bancorp	490	16,180
Territorial Bancorp, Inc.	2,713	75,638
TFS Financial Corporation	3	53
Walker & Dunlop, Inc. (a)	17,226	499,726
Washington Federal, Inc.	11,175	278,705
Waterstone Financial, Inc.	21,571	287,326
		12,240,954
Health Care - 18.7%
Biotechnology - 6.8%
Acceleron Pharma, Inc. (a)	81,432	2,541,493
Acorda Therapeutics, Inc. (a)	55	1,982
Aduro Biotech, Inc. (a)	731	19,744

13

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Biotechnology - 6.8% (Continued)
Aegerion Pharmaceuticals, Inc. (a)	215,579	$3,164,700
Affimed Therapeutics B.V. (a)	10,710	67,901
Aimmune Therapeutics, Inc. (a)	2,755	41,463
Alexion Pharmaceuticals, Inc. (a)	823	144,848
Alkermes plc (a)	462	33,227
Amgen, Inc.	1,216	192,347
Anacor Pharmaceuticals, Inc. (a)	11	1,236
Applied Genetic Technologies Corporation (a)	50,929	611,148
Arbutus Biopharma Corporation (a)	2,516	13,838
Ardelyx, Inc. (a)	5,633	92,268
ArQule, Inc. (a)	4,611	10,421
Atyr Pharma, Inc. (a)	4,513	56,232
Avalanche Biotechnologies, Inc. (a)	5,896	49,703
Axovant Sciences Ltd. (a)	264	3,218
Baxalta, Inc.	454	15,645
Bellicum Pharmaceuticals, Inc. (a)	112,963	1,413,167
Biogen Idec, Inc. (a)	301	87,443
BioSpecifics Technologies Corporation (a)	64,879	3,789,582
Blueprint Medicines Corporation (a)	1,033	20,753
Cara Therapeutics, Inc. (a)	32,676	463,019
Celator Pharmaceuticals, Inc. (a)	34,143	60,774
Celgene Corporation (a)	134	16,443
Chiasma, Inc. (a)	789	17,942
Cidara Therapeutics, Inc. (a)	237	3,228
Coherus Biosciences, Inc. (a)	49,523	1,379,216
Conatus Pharmaceuticals, Inc. (a)	2,078	8,229
Concert Pharmaceuticals, Inc. (a) (b)	164,039	3,725,326
Cytokinetics, Inc. (a)	13,183	113,506
Dynavax Technologies Corporation (a)	905	20,553
Emergent BioSolutions, Inc. (a)	104,486	3,359,225
Enzymotec Ltd. (a)	6,309	58,737
EPIRUS Biopharmaceuticals, Inc. (a)	4,982	26,654
Exelixis, Inc. (a)	18,514	111,454
FibroGen, Inc. (a)	121,990	2,843,587
Five Prime Therapeutics, Inc. (a)	2,090	67,193
Flexion Therapeutics, Inc. (a)	1,581	26,055
Gilead Sciences, Inc.	1,701	183,929
Global Blood Therapeutics, Inc. (a)	481	22,429
Harvard Apparatus Regenerative Technology, Inc. (a)	1	0
Immune Design Corporation (a)	5,007	65,091
Insmed, Inc. (a)	29,467	584,625
Insys Therapeutics, Inc. (a)	21,792	561,362
Invitae Corporation (a)	51,037	388,902
Lexicon Pharmaceuticals, Inc. (a)	36,173	344,005
Ligand Pharmaceuticals, Inc. (a)	5,950	537,582
Loxo Oncology, Inc. (a)	1,212	28,337
MacroCure Ltd. (a)	2,422	3,439
MacroGenics, Inc. (a) (b)	76,980	2,391,769
MEI Pharma, Inc. (a)	41,185	73,721
Merrimack Pharmaceuticals, Inc. (a)	56,336	526,178
MiMedx Group, Inc. (a)	193,118	1,405,899

14

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Biotechnology - 6.8% (Continued)
Mirati Therapeutics, Inc. (a)	1,379	$48,789
Momenta Pharmaceuticals, Inc. (a)	121,190	1,988,728
Myriad Genetics, Inc. (a)	11,802	476,447
Natera, Inc. (a)	1,504	12,408
NewLink Genetics Corporation (a)	9,368	358,513
Nivalis Therapeutics, Inc. (a)	6,146	49,291
Novavax, Inc. (a)	133,063	898,175
OncoGenex Pharmaceuticals, Inc. (a)	81,013	167,697
OncoMed Pharmaceuticals, Inc. (a)	1,381	27,634
Oncothyreon, Inc. (a)	122,533	362,698
Ophthotech Corporation (a)	516	25,764
Osiris Therapeutics, Inc.	102,838	1,751,331
Otonomy, Inc. (a)	23,728	513,474
PDL BioPharma, Inc.	14,948	68,462
Peregrine Pharmaceuticals, Inc. (a)	29,011	32,492
Pfenex, Inc. (a)	414	7,485
Portola Pharmaceuticals, Inc. (a)	7,401	352,362
Progenics Pharmaceuticals, Inc. (a)	285,043	2,092,216
Pronai Therapeutics, Inc. (a)	1,202	20,626
QLT, Inc. (a)	10,537	29,293
Raptor Pharmaceutical Corporation (a)	80,288	437,570
Repligen Corporation (a)	15,221	505,946
Retrophin, Inc. (a) (b)	14,671	280,656
Rigel Pharmaceuticals, Inc. (a) (b)	606,774	1,541,206
Sage Therapeutics, Inc. (a)	12,356	620,642
SciClone Pharmaceuticals, Inc. (a)	337,315	2,570,340
Sinovac Biotech Ltd. (a)	2,153	11,153
Sorrento Therapeutics, Inc. (a)	22,194	191,756
Spectrum Pharmaceuticals, Inc. (a)	383,599	1,998,551
Stemline Therapeutics, Inc. (a)	16,467	146,392
Sunesis Pharmaceuticals, Inc. (a)	68,637	60,401
Synta Pharmaceuticals Corporation (a)	33,773	22,628
T2 Biosystems, Inc. (a)	19,406	215,795
Threshold Pharmaceuticals, Inc. (a) (b)	20,762	79,103
TRACON Pharmaceuticals, Inc. (a)	9,290	97,545
Trillium Therapeutics, Inc. (a)	1,466	22,342
uniQure B.V. (a)	1,757	31,152
United Therapeutics Corporation (a)	727	106,600
Vanda Pharmaceuticals, Inc. (a)	249,527	2,679,920
Verastem, Inc. (a)	77,160	141,974
Xencor, Inc. (a)	63,116	683,546
		53,519,871
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	682	30,554
Aethlon Medical, Inc. (a)	10,092	77,103
Analogic Corporation	4,256	372,911
Atrion Corporation	5,572	2,056,068
Axogen, Inc. (a)	11,057	51,415
Baxter International, Inc.	4,638	173,415
Becton, Dickinson and Company	450	64,134
C.R. Bard, Inc.	361	67,272

15

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Health Care Equipment & Supplies - 3.8% (Continued)
Cantel Medical Corporation	24,563	$1,456,095
CONMED Corporation (b)	63,009	2,555,645
Cutera, Inc. (a)	17,320	235,032
Cynosure, Inc. - Class A (a)	69,546	2,617,711
DENTSPLY International, Inc.	1,820	110,747
Digirad Corporation	7,156	42,364
Entellus Medical, Inc. (a)	2,892	49,135
Exactech, Inc. (a)	113,882	1,939,410
FONAR Corporation (a)	5,521	96,341
Glaukos Corporation (a)	77	1,543
Greatbatch, Inc. (a) (b)	39,272	2,099,088
Halyard Health, Inc. (a)	1,079	32,025
ICU Medical, Inc. (a)	1,126	123,826
Integra LifeSciences Holdings Corporation (a)	32,889	1,959,198
Intuitive Surgical, Inc. (a)	68	33,769
Invacare Corporation	74,516	1,287,636
Invuity, Inc. (a)	2,062	27,693
K2M Group Holdings, Inc. (a)	599	10,932
LeMaitre Vascular, Inc.	27,323	363,942
Masimo Corporation (a)	2,727	108,207
Merit Medical Systems, Inc. (a)	59,932	1,111,139
Natus Medical, Inc. (a)	13,013	592,482
Nevro Corporation (a)	494	20,140
NxStage Medical, Inc. (a)	48,305	807,177
OraSure Technologies, Inc. (a)	485,218	2,523,134
Orthofix International N.V. (a)	103,592	3,527,308
Oxford Immunotec Global plc (a)	566	7,098
RTI Surgical, Inc. (a)	537,952	2,262,088
St. Jude Medical, Inc.	529	33,755
Vascular Solutions, Inc. (a)	25,403	815,944
Wright Medical Group N.V. (a)	1,647	31,837
		29,775,313
Health Care Providers & Services - 2.6%
Aceto Corporation	7,115	214,588
Addus HomeCare Corporation (a)	40,548	1,012,889
Alliance HealthCare Services, Inc. (a)	4,591	38,840
Almost Family, Inc. (a)	9,359	387,275
Amedisys, Inc. (a)	12,808	506,941
AmerisourceBergen Corporation	1,234	119,093
AMN Healthcare Services, Inc. (a) (b)	17,593	499,113
AmSurg Corporation (a)	194	13,598
Anthem, Inc.	151	21,012
BioTelemetry, Inc. (a)	25,616	333,520
Capital Senior Living Corporation (a)	2,270	51,347
Cardinal Health, Inc.	1,325	108,915
Chemed Corporation	3,114	489,801
China Cord Blood Corporation (a)	14,822	94,416
Civitas Solutions, Inc. (a)	56,070	1,442,681
CorVel Corporation (a)	23,660	785,512
Cross Country Healthcare, Inc. (a)	6,134	82,809
Ensign Group, Inc. (The)	1,319	55,609

16

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Health Care Providers & Services - 2.6% (Continued)
Five Star Quality Care, Inc. (a)	276,793	$905,113
Genesis Healthcare, Inc. (a)	233,507	1,158,195
Health Net, Inc. (a)	162	10,410
Healthways, Inc. (a)	103,646	1,219,913
HMS Holdings Corporation (a)	45,228	476,251
Kindred Healthcare, Inc.	2,165	29,011
LHC Group, Inc. (a)	11,846	533,840
LifePoint Hospitals, Inc. (a)	554	38,160
Magellan Health, Inc. (a)	39,679	2,118,859
McKesson Corporation	816	145,901
PharMerica Corporation (a)	1,774	50,683
Premier, Inc. - Class A (a)	84,974	2,872,971
Providence Service Corporation (The) (a)	2,822	145,756
RadNet, Inc. (a)	1,637	10,821
Select Medical Holdings Corporation	145,418	1,643,223
Surgical Care Affiliates, Inc. (a)	95,210	2,819,168
U.S. Physical Therapy, Inc.	6,274	307,803
		20,744,037
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	258,025	3,627,832
Evolent Health, Inc. - Class A (a)	3,382	43,459
HealthStream, Inc. (a)	8,168	194,480
IMS Health Holdings, Inc. (a)	4,683	127,471
MedAssets, Inc. (a) (b)	124,118	2,939,114
Omnicell, Inc. (a)	5,742	156,183
Quality Systems, Inc.	3,888	54,626
Simulations Plus, Inc.	6,823	55,880
Vocera Communications, Inc. (a)	193,696	2,279,802
		9,478,847
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	178,521	1,642,393
Agilent Technologies, Inc.	2,398	90,548
Albany Molecular Research, Inc. (a)	34,347	619,620
Bruker Corporation (a)	544	9,993
Cambrex Corporation (a)	15,846	728,441
Charles River Laboratories International, Inc. (a)	2,606	170,015
Compugen Ltd. (a)	11,497	71,166
Enzo Biochem, Inc. (a)	169,801	631,660
INC Research Holdings, Inc. - Class A (a) (b)	72,166	3,010,044
Luminex Corporation (a)	17,323	315,279
NeoGenomics, Inc. (a) (b)	22,918	161,572
PRA Health Sciences, Inc. (a)	41,583	1,457,068
Thermo Fisher Scientific, Inc.	529	69,183
VWR Corporation (a)	1,658	45,612
		9,022,594
Pharmaceuticals - 3.1%
AbbVie, Inc.	2,737	162,988
Aerie Pharmaceuticals, Inc. (a)	46,155	1,052,796
Akorn, Inc. (a)	1,327	35,484
Amphastar Pharmaceuticals, Inc. (a)	296,570	3,511,389
Collegium Pharmaceutical, Inc. (a)	3,696	67,896

17

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Pharmaceuticals - 3.1% (Continued)
Corcept Therapeutics, Inc. (a)	104,970	$387,339
Corium International, Inc. (a)	17,558	121,853
CymaBay Therapeutics, Inc. (a)	4,955	7,680
DepoMed, Inc. (a)	127,446	2,230,305
Dermira, Inc. (a)	7,717	208,282
DURECT Corporation (a)	17,674	36,055
Flex Pharma, Inc. (a)	1,657	18,774
Foamix Pharmaceuticals Ltd. (a)	539	3,843
Heska Corporation (a) (b)	67,760	2,084,298
Impax Laboratories, Inc. (a)	26,004	900,518
Imprimis Pharmaceuticals, Inc. (a)	3,401	26,392
Intersect ENT, Inc. (a)	8,040	154,046
Intra-Cellular Therapies, Inc. (a)	1,838	87,948
Juniper Pharmaceuticuals, Inc. (a)	87,986	1,064,631
KemPharm, Inc. (a)	7,845	128,266
Lannett Company, Inc. (a)	56,692	2,538,101
Mallinckrodt plc (a)	1,126	73,944
Merck & Company, Inc.	1,017	55,589
Neuroderm Ltd. (a)	3,543	65,510
Pain Therapeutics, Inc. (a)	12,609	23,327
Paratek Pharmaceuticals, Inc.	2,551	44,285
Perrigo Company plc	320	50,477
Pfizer, Inc.	1,291	43,662
Phibro Animal Health Corporation - Class A	115,903	3,866,524
POZEN, Inc. (a)	17,223	100,755
Prestige Brands Holdings, Inc. (a)	71,525	3,505,440
Repros Therapeutics, Inc. (a)	20,049	34,284
Revance Therapeutics, Inc. (a)	3,021	118,333
Sagent Pharmaceuticals, Inc. (a)	3,914	65,794
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	40,062	775,600
Supernus Pharmaceuticals, Inc. (a)	16,733	276,094
Zogenix, Inc. (a)	1,090	12,851
Zynerba Pharmaceuticals, Inc. (a)	650	8,183
		23,949,536
Industrials - 15.1%
Aerospace & Defense - 0.8%
B/E Aerospace, Inc.	3,073	144,277
BWX Technologies, Inc.	20,268	573,585
Ducommun, Inc. (a)	3,712	80,328
Esterline Technologies Corporation (a)	22,826	1,758,743
HEICO Corporation	484	24,413
Honeywell International, Inc.	301	31,087
Huntington Ingalls Industries, Inc.	740	88,756
Kratos Defense & Security Solutions, Inc. (a)	23,739	118,458
Moog, Inc. - Class A (a)	1,757	108,512
Raytheon Company	401	47,077
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,791	94,457
Textron, Inc.	2,478	104,497
Vectrus, Inc. (a) (b)	133,001	3,307,735
		6,481,925

18

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	173,566	$1,699,211
Echo Global Logistics, Inc. (a)	85,605	2,036,543
FedEx Corporation	424	66,165
Forward Air Corporation	11,740	532,526
Hub Group, Inc. - Class A (a)	52,639	2,104,507
Park-Ohio Holdings Corporation	2,511	86,630
Radiant Logistics, Inc. (a)	1,105	4,387
		6,529,969
Airlines - 0.6%
Delta Air Lines, Inc.	1,939	98,579
Hawaiian Holdings, Inc. (a)	14,603	506,724
Republic Airways Holdings, Inc. (a)	183,700	1,058,112
SkyWest, Inc. (b)	154,058	2,933,264
United Continental Holdings, Inc. (a)	2,785	167,964
		4,764,643
Building Products - 1.8%
American Woodmark Corporation (a)	533	38,749
Apogee Enterprises, Inc.	21,762	1,077,872
Armstrong World Industries, Inc. (a)	38,178	1,894,392
Continental Building Products, Inc. (a)	2,554	44,874
Gibraltar Industries, Inc. (a)	111,918	2,833,764
Griffon Corporation	25,584	439,533
Insteel Industries, Inc.	1,499	32,064
Masco Corporation	2,039	59,131
Masonite International Corporation (a)	46,342	2,774,496
NCI Building Systems, Inc. (a)	154,397	1,614,993
Nortek, Inc. (a)	65	3,988
Owens Corning, Inc.	801	36,469
Patrick Industries, Inc. (a)	48,212	1,956,443
Ply Gem Holdings, Inc. (a)	24,676	291,670
Quanex Building Products Corporation	2,106	39,740
TopBuild Corporation (a)	4,755	133,758
Universal Forest Products, Inc.	13,033	946,587
USG Corporation (a)	862	20,317
		14,238,840
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	54,326	1,542,859
ARC Document Solutions, Inc. (a)	10,165	63,226
Atento S.A. (a)	2,514	25,894
Brink's Company (The) (b)	73,984	2,292,024
Casella Waste Systems, Inc. - Class A (a)	33,934	205,979
Ennis, Inc. (b)	16,735	335,202
Essendant, Inc.	38,547	1,332,570
Heritage-Crystal Clean, Inc. (a)	2,873	34,246
Herman Miller, Inc.	4,094	129,903
Interface, Inc.	5,037	98,473
KAR Auction Services, Inc.	1,478	56,755
Kimball International, Inc. - Class B	1,154	12,602
Knoll, Inc.	1,537	35,720
R.R. Donnelley & Sons Company	2,640	44,537
Republic Services, Inc.	1,297	56,731

19

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Commercial Services & Supplies - 1.6% (Continued)
Ritchie Bros. Auctioneers, Inc.	732	$19,010
SP Plus Corporation (a)	24,054	613,377
Steelcase, Inc. - Class A (b)	139,754	2,712,625
Tetra Tech, Inc.	87,643	2,357,597
TRC Companies, Inc. (a)	1,693	17,489
US Ecology, Inc.	70	2,745
Viad Corporation	22,767	685,514
Waste Connections, Inc.	1,473	80,249
Waste Management, Inc.	1,557	83,704
		12,839,031
Construction & Engineering - 1.5%
AECOM (a)	3,929	115,788
Aegion Corporation (a)	188,309	3,632,481
Argan, Inc.	152	5,616
Comfort Systems USA, Inc.	781	24,937
EMCOR Group, Inc.	19,680	950,151
Jacobs Engineering Group, Inc. (a)	363	14,571
KBR, Inc.	106,044	1,955,451
MasTec, Inc. (a) (b)	171,773	2,880,633
MYR Group, Inc. (a)	7,506	168,885
Northwest Pipe Company (a)	117,477	1,551,871
Willdan Group, Inc. (a)	4,243	47,140
		11,347,524
Electrical Equipment - 1.8%
Allied Motion Technologies, Inc.	16,184	312,189
AZZ, Inc.	543	30,044
Babcock & Wilcox Enterprises, Inc. (a)	8,318	141,240
Belden, Inc. (b)	41,119	2,632,850
Encore Wire Corporation	12,931	553,059
Franklin Electric Company, Inc.	226	7,449
General Cable Corporation (b)	226,280	3,482,449
Hubbell, Inc. - Class B	845	81,838
LSI Industries, Inc. (b)	116,226	1,248,267
Powell Industries, Inc. (b)	34,699	1,156,171
PowerSecure International, Inc. (a)	137,075	1,707,954
Regal-Beloit Corporation	38,357	2,446,793
Sunrun, Inc. (a)	5,133	38,036
Vicor Corporation (a)	6,221	60,095
		13,898,434
Industrial Conglomerates - 0.0% (c)
Carlisle Companies, Inc.	421	36,627

Machinery - 3.0%
Accuride Corporation (a)	74,499	210,087
Actuant Corporation - Class A	491	11,195
AGCO Corporation	1,488	72,004
Albany International Corporation - Class A	53,166	1,997,447
Allison Transmission Holdings, Inc.	2,237	64,202
Astec Industries, Inc.	15,694	510,055
Barnes Group, Inc.	23,228	873,141
Blount International, Inc. (a)	4,391	26,653

20

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Machinery - 3.0% (Continued)
Briggs & Stratton Corporation	95,772	$1,701,868
Chart Industries, Inc. (a)	37	636
China Yuchai International Ltd.	1,580	20,524
CIRCOR International, Inc.	266	12,215
CNH Industrial N.V.	55	373
Columbus McKinnon Corporation	3,447	64,424
Commercial Vehicle Group, Inc. (a)	15,074	62,708
Crane Company	4,232	222,773
EnPro Industries, Inc.	8,466	415,765
ESCO Technologies, Inc.	342	12,685
Federal Signal Corporation	3,917	58,990
Global Brass & Copper Holdings, Inc.	110,265	2,479,860
Graham Corporation	1,086	18,429
Hurco Companies, Inc.	3,420	91,895
Hyster-Yale Materials Handling, Inc.	413	24,169
Ingersoll-Rand plc	2,036	120,653
John Bean Technologies Corporation	30,309	1,359,662
Kadant, Inc.	34,050	1,400,136
Kennametal, Inc.	24,278	682,697
Meritor, Inc. (a)	244,643	2,659,269
Milacron Holdings Corporation (a)	3,166	54,044
Miller Industries, Inc.	2,112	47,900
Mueller Water Products, Inc. - Class A	6,869	60,447
NACCO Industries, Inc. - Class A	10,659	477,843
Navistar International Corporation (a)	27,905	343,232
Rexnord Corporation (a)	5,694	105,225
Snap-on, Inc.	353	58,559
SPX Corporation	257,710	3,156,948
SPX FLOW, Inc. (a)	183	6,204
Standex International Corporation	3,344	300,024
Stanley Black & Decker, Inc.	714	75,670
Tennant Company	6,331	366,692
Terex Corporation	5,019	100,681
Timken Company (The)	17,128	541,245
Titan International, Inc.	329,512	2,339,535
Wabash National Corporation (a)	9,701	116,121
WABCO Holdings, Inc. (a)	332	37,260
Xerium Technologies, Inc. (a)	3,134	42,309
		23,404,454
Marine - 0.4%
Costamare, Inc.	1,148	16,152
Genco Shipping & Trading Ltd. (a)	2,031	4,875
Matson, Inc. (b)	60,142	2,756,308
Navios Maritime Holdings, Inc.	74,147	156,450
Scorpio Bulkers, Inc. (a)	17,367	24,314
		2,958,099
Professional Services - 0.5%
Advisory Board Company (The) (a)	6,670	292,346
Barrett Business Services, Inc.	38,054	1,863,885
CDI Corporation	31,694	253,552
CRA International, Inc. (a)	5,343	125,026

21

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Professional Services - 0.5% (Continued)
Exponent, Inc.	358	$18,405
GP Strategies Corporation (a)	3,642	91,378
Heidrick & Struggles International, Inc.	3,887	103,239
ICF International, Inc. (a)	1,019	31,253
Insperity, Inc.	38	1,765
Kforce, Inc.	5,879	165,259
ManpowerGroup, Inc.	379	34,785
Navigant Consulting, Inc. (a)	25,873	445,015
Resources Connection, Inc. (b)	25,759	462,374
Robert Half International, Inc.	1,177	61,981
RPX Corporation (a)	173	2,463
Towers Watson & Company - Class A	927	114,540
TriNet Group, Inc. (a)	445	8,446
		4,075,712
Road & Rail - 1.4%
ArcBest Corporation (b)	135,367	3,506,005
Covenant Transportation Group, Inc. - Class A (a)	72,346	1,396,278
CSX Corporation	1,942	52,415
J.B. Hunt Transport Services, Inc.	517	39,483
Landstar System, Inc.	279	17,588
Norfolk Southern Corporation	482	38,574
PAM Transportation Services, Inc. (a)	2,535	90,525
Ryder System, Inc.	1,034	74,221
Swift Transportation Company (a)	42,387	662,509
USA Truck, Inc. (a)	7,642	138,932
YRC Worldwide, Inc. (a) (b)	256,320	4,680,403
		10,696,933
Trading Companies & Distributors - 0.9%
Air Lease Corporation	1,169	39,407
DXP Enterprises, Inc. (a)	5,186	156,928
Fortress Transportation and Infrastructure Investors LLC	1,400	18,060
GATX Corporation	8,926	416,844
H&E Equipment Services, Inc.	59,831	1,155,337
HD Supply Holdings, Inc. (a)	3,954	117,790
Lawson Products, Inc. (a)	340	8,843
MRC Global, Inc. (a) (b)	325,660	3,875,354
Rush Enterprises, Inc. - Class A (a)	65,593	1,599,157
United Rentals, Inc. (a)	223	16,694
		7,404,414
Transportation Infrastructure - 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)	1,212	15,101

Information Technology - 17.4%
Communications Equipment - 1.9%
ARRIS Group, Inc. (a)	767	21,675
Bel Fuse, Inc. - Class B	95,316	1,718,548
Brocade Communications Systems, Inc.	3,495	36,418
Calix, Inc. (a)	8,155	57,004
Comtech Telecommunications Corporation	2,387	57,670
Digi International, Inc. (a)	75,812	977,975

22

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Communications Equipment - 1.9% (Continued)
EchoStar Corporation - Class A (a)	13,279	$595,298
EMCORE Corporation (a)	21,513	147,149
Extreme Networks, Inc. (a) (b)	42,095	151,121
Finisar Corporation (a)	152,533	1,734,300
Harmonic, Inc. (a)	5,404	31,127
Harris Corporation	1,641	129,852
Infinera Corporation (a)	52,013	1,027,777
InterDigital, Inc.	14,928	757,447
Ixia (a) (b)	12,125	174,721
Juniper Networks, Inc.	779	24,453
Lumentum Holdings, Inc. (a)	11,060	158,600
Mitel Networks Corporation (a)	951	7,446
Napco Security Systems, Inc. (a)	7,716	52,006
NETGEAR, Inc. (a)	53,992	2,235,269
Oclaro, Inc. (a)	137,451	402,731
Plantronics, Inc.	37,048	1,986,514
ShoreTel, Inc. (a) (b)	187,361	1,768,688
Sonus Networks, Inc. (a)	5,917	39,111
TESSCO Technologies, Inc.	4,681	102,233
ViaSat, Inc. (a)	2,642	174,266
Viavi Solutions, Inc. (a)	11,826	70,365
		14,639,764
Electronic Equipment, Instruments & Components - 3.6%
Agilysys, Inc. (a)	2,291	26,049
Anixter International, Inc. (a)	10,407	713,712
Arrow Electronics, Inc. (a)	2,199	120,923
Avnet, Inc.	1,943	88,270
Benchmark Electronics, Inc. (a)	78,406	1,550,871
Celestica, Inc. (a)	1,471	16,505
Coherent, Inc. (a)	2,625	142,275
CTS Corporation	22,405	407,323
Electro Rent Corporation	5,581	57,931
Fabrinet (a)	84,195	1,824,506
FLIR Systems, Inc.	876	23,363
Hollysys Automation Technologies Ltd.	5,270	112,725
II-VI, Inc. (a)	97,747	1,771,176
Ingram Micro, Inc. - Class A	6,190	184,338
Insight Enterprises, Inc. (a) (b)	129,479	3,288,767
Jabil Circuit, Inc.	2,293	52,693
KEMET Corporation (a)	22,286	61,955
Keysight Technologies, Inc. (a)	1,573	52,035
Kimball Electronics, Inc. (a)	67,592	769,873
Littelfuse, Inc.	1,140	113,920
LRAD Corporation (a)	4,810	7,696
Mercury Systems, Inc. (a)	82,124	1,409,248
Mesa Laboratories, Inc.	226	25,278
Methode Electronics, Inc.	5,094	169,783
MTS Systems Corporation	7,045	465,181
Newport Corporation (a)	131,918	1,993,281
Orbotech Ltd. (a) (b)	5,970	98,803
OSI Systems, Inc. (a)	15,719	1,354,663

23

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Electronic Equipment, Instruments & Components - 3.6% (Continued)
PC Connection, Inc.	112,599	$2,616,801
Plexus Corporation (a) (b)	3,990	138,134
Richardson Electronics Ltd.	3,912	23,472
Rofin-Sinar Technologies, Inc. (a)	58,884	1,705,281
ScanSource, Inc. (a)	55,309	1,908,714
SYNNEX Corporation	5,471	483,855
Tech Data Corporation (a)	53,484	3,893,100
Vishay Intertechnology, Inc.	40,539	429,713
		28,102,213
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	796	48,413
Alphabet, Inc. - Class A (a)	125	92,174
Alphabet, Inc. - Class C (a)	32	22,746
AppFolio, Inc. - Class A (a)	2,502	43,810
Autobytel, Inc. (a)	9,571	178,212
Bankrate, Inc. (a)	2,582	30,648
Blucora, Inc. (a)	110,737	1,085,223
Carbonite, Inc. (a)	7,351	74,392
comScore, Inc. (a)	59,825	2,559,314
Constant Contact, Inc. (a) (b)	1,444	37,688
Cvent, Inc. (a)	6,104	192,947
DHI Group, Inc. (a) (b)	47,037	425,685
EarthLink Holdings Corporation (b)	366,463	3,133,259
eBay, Inc. (a)	3,284	91,624
Endurance International Group Holdings, Inc. (a)	20,036	267,080
Everyday Health, Inc. (a)	263,587	2,477,718
GoDaddy, Inc. - Class A (a)	547	15,032
GTT Communications, Inc. (a)	151	2,827
IAC/InterActiveCorp	2,160	144,742
IntraLinks Holdings, Inc. (a)	334,488	2,926,770
Liquidity Services, Inc. (a) (b)	289,292	2,369,301
LivePerson, Inc. (a)	52,027	405,811
MeetMe, Inc. (a)	12,276	31,549
Monster Worldwide, Inc. (a)	31,226	195,787
NIC, Inc.	2,922	55,430
Perficient, Inc. (a)	6,809	113,846
QuinStreet, Inc. (a)	168,529	935,336
Rackspace Hosting, Inc. (a)	1,190	30,762
Reis, Inc.	19,171	466,622
SciQuest, Inc. (a)	37,998	450,656
SPS Commerce, Inc. (a)	21,001	1,508,292
Support.com, Inc. (a)	15,916	18,463
TechTarget, Inc. (a)	6,862	64,022
Travelzoo, Inc. (a)	135,626	1,212,496
Web.com Group, Inc. (a)	169,152	3,969,997
Wix.com Ltd. (a)	9,929	219,629
Xactly Corporation (a)	5,703	53,038
XO Group, Inc. (a) (b)	128,715	1,947,458
Yandex N.V. - Class A (a)	2,313	37,239
Zix Corporation (a)	269,297	1,394,958
		29,330,996

24

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
IT Services - 1.6%
Alliance Data Systems Corporation (a)	115	$34,191
Amdocs Ltd.	1,018	60,642
Black Knight Financial Services, Inc. - Class A (a)	17,338	624,688
Blackhawk Network Holdings, Inc. (a)	2,847	121,225
Broadridge Financial Solutions, Inc.	2,207	131,493
Computer Sciences Corporation	1,550	103,215
CoreLogic, Inc. (a)	12,858	501,205
Everi Holdings, Inc. (a)	72,817	340,784
EVERTEC, Inc.	9,316	169,924
ExlService Holdings, Inc. (a)	3,942	174,473
Forrester Research, Inc.	3,520	113,590
Global Payments, Inc.	614	83,756
Hackett Group, Inc. (The)	14,188	211,117
Heartland Payment Systems, Inc.	7,740	572,760
Leidos Holdings, Inc.	2,510	131,951
Lionbridge Technologies, Inc. (a)	230,719	1,243,575
Luxoft Holding, Inc. (a)	7,070	471,145
Mantech International Corporation - Class A	15,851	458,094
ModusLink Global Solutions, Inc. (a)	3,379	9,765
NCI, Inc. - Class A	12,571	195,353
NeuStar, Inc. - Class A (a)	2,987	81,217
PFSweb, Inc. (a)	121,213	1,941,832
Planet Payment, Inc. (a)	29,123	87,369
PRGX Global, Inc. (a)	5,388	20,205
ServiceSource International, Inc. (a)	10,900	46,543
Sykes Enterprises, Inc. (a)	38,440	1,114,760
TeleTech Holdings, Inc.	91,014	2,648,507
Vantiv, Inc. - Class A (a)	1,084	54,363
VeriFone Systems, Inc. (a)	3,188	96,086
Virtusa Corporation (a)	1,907	109,519
WidePoint Corporation (a)	43,626	38,391
Xerox Corporation	11,976	112,455
		12,104,193
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)	83,665	2,366,046
Amkor Technology, Inc. (a)	14,103	87,721
Analog Devices, Inc.	1,385	83,266
Applied Materials, Inc.	6,442	108,032
Axcelis Technologies, Inc. (a)	695,279	1,946,781
Broadcom Corporation - Class A	1,436	73,810
Brooks Automation, Inc.	13,354	147,428
Cabot Microelectronics Corporation (a) (b)	10,892	459,316
Cascade Microtech, Inc. (a)	2,083	31,912
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	4,633	82,143
Entegris, Inc. (a)	14,192	182,083
Exar Corporation (a)	60,912	346,589
EZchip Semiconductor Ltd. (a)	2,257	55,093
First Solar, Inc. (a)	2,064	117,792
FormFactor, Inc. (a)	109,440	901,786
Freescale Semiconductor Ltd. (a)	359	12,023
GigOptix, Inc. (a)	28,842	71,528

25

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Semiconductors & Semiconductor Equipment - 2.7% (Continued)
Inphi Corporation (a)	16,824	$500,850
Integrated Device Technology, Inc. (a)	19,729	503,089
IXYS Corporation (b)	137,626	1,714,820
KLA-Tencor Corporation	1,099	73,765
Kulicke & Soffa Industries, Inc. (a) (b)	7,678	81,387
Lam Research Corporation	742	56,830
MagnaChip Semiconductor Corporation (a)	124	656
Marvell Technology Group Ltd.	2,366	19,425
Maxim Integrated Products, Inc.	1,340	54,913
MaxLinear, Inc. - Class A (a)	45,087	586,131
Nanometrics, Inc. (a)	9,996	152,739
NeoPhotonics Corporation (a)	154,210	1,275,317
OmniVision Technologies, Inc. (a)	43,272	1,249,263
ON Semiconductor Corporation (a)	10,195	112,145
PDF Solutions, Inc. (a)	32,050	338,448
Pericom Semiconductor Corporation	323	5,636
Photronics, Inc. (a) (b)	296,241	2,840,951
Pixelworks, Inc. (a)	3,214	10,606
Power Integrations, Inc.	550	27,836
QuickLogic Corporation (a)	11,061	15,264
Rudolph Technologies, Inc. (a)	112,569	1,439,758
Semtech Corporation (a)	3,051	53,393
Sigma Designs, Inc. (a)	19,995	176,156
SolarEdge Technologies, Inc. (a)	68	1,257
SunEdison Semiconductor Ltd. (a)	2,842	30,552
Teradyne, Inc.	9,754	190,398
Texas Instruments, Inc.	66	3,744
Tower Semiconductor Ltd. (a)	4,246	56,727
Ultra Clean Holdings, Inc. (a)	322,466	1,573,634
Ultratech, Inc. (a)	319	4,986
Xcerra Corporation (a) (b)	86,310	598,991
Xilinx, Inc.	1,163	55,382
		20,878,398
Software - 3.4%
A10 Networks, Inc. (a)	54,957	394,591
Adobe Systems, Inc. (a)	372	32,982
Allot Communications Ltd. (a)	529	2,941
Attunity Ltd. (a)	5,559	69,738
AVG Technologies N.V. (a)	692	16,400
Barracuda Networks, Inc. (a)	11,759	225,538
BSQUARE Corporation (a)	9,956	108,321
CA, Inc.	1,796	49,767
Callidus Software, Inc. (a)	3,067	53,274
Citrix Systems, Inc. (a)	1,373	112,723
Descartes Systems Group, Inc. (The) (a)	355	6,209
Ebix, Inc.	12,487	346,264
Ellie Mae, Inc. (a)	6,349	463,350
EPIQ Systems, Inc.	172,867	2,385,565
ePlus, Inc. (a) (b)	35,839	3,025,528
Evolving Systems, Inc.	3,932	22,530
Fair Isaac Corporation	9,119	842,322

26

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Software - 3.4% (Continued)
Gigamon, Inc. (a)	28,008	$734,650
Monotype Imaging Holdings, Inc.	7,520	205,597
Net 1 UEPS Technologies, Inc. (a)	4,730	80,552
Nuance Communications, Inc. (a)	9,391	159,365
Oracle Corporation	1,659	64,436
Pegasystems, Inc. (b)	4,524	126,174
Progress Software Corporation (a)	73,892	1,794,098
Proofpoint, Inc. (a)	24,709	1,740,502
PTC, Inc. (a)	2,988	105,895
QAD, Inc. - Class A	35,192	898,804
Qualys, Inc. (a) (b)	74,498	2,631,269
Rapid7, Inc. (a)	419	8,615
RealPage, Inc. (a)	59,147	999,584
Red Hat, Inc. (a)	856	67,718
Rovi Corporation (a)	128,551	1,176,242
Rubicon Project, Inc. (The) (a)	2,649	40,159
Sapiens International Corporation N.V.	1,223	14,444
Silver Spring Networks, Inc. (a)	91,184	1,195,422
Symantec Corporation	7,585	156,251
Synopsys, Inc. (a)	2,769	138,395
Take-Two Interactive Software, Inc. (a)	14,299	474,727
Tangoe, Inc. (a) (b)	212,737	1,761,462
TeleCommunication Systems, Inc. - Class A (a)	346,244	1,416,138
TiVo, Inc. (a)	75,711	687,456
Verint Systems, Inc. (a)	40,244	1,914,809
Xura, Inc. (a)	383	9,912
Yodlee, Inc. (a)	12,022	201,729
Zynga, Inc. - Class A (a)	185	438
		26,962,886
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	662	79,109
Cray, Inc. (a)	5,666	167,884
Diebold, Inc.	14,835	546,967
Eastman Kodak Company (a)	73,266	917,290
Hewlett-Packard Company	3,024	81,527
Intevac, Inc. (a)	3,462	16,964
Lexmark International, Inc. - Class A	36,501	1,185,918
NCR Corporation (a)	6,643	176,704
QLogic Corporation (a)	78,253	970,337
TransAct Technologies, Inc.	1,606	15,369
USA Technologies, Inc. (a)	21,005	59,654
Western Digital Corporation	454	30,336
		4,248,059
Materials - 4.8%
Chemicals - 2.2%
AgroFresh Solutions, Inc.	435	3,075
Airgas, Inc.	943	90,679
Axiall Corporation	6	122
Cabot Corporation	3,795	136,392
Chemtura Corporation (a)	21,894	699,294
Eastman Chemical Company	2,125	153,361

27

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Chemicals - 2.2% (Continued)
Ferro Corporation (a)	13,572	$169,514
FutureFuel Corporation	59,617	918,698
Innophos Holdings, Inc.	4,327	183,854
KMG Chemicals, Inc.	6,937	145,955
Koppers Holdings, Inc.	194,604	3,689,692
Kraton Performance Polymers, Inc. (a) (b)	94,053	1,917,741
Kronos Worldwide, Inc.	419	3,310
Landec Corporation (a)	60,910	749,193
LSB Industries, Inc. (a)	31,123	487,075
LyondellBasell Industries N.V. - Class A	223	20,719
Minerals Technologies, Inc.	18,315	1,079,486
Monsanto Company	654	60,966
Mosaic Company (The)	1,815	61,329
OMNOVA Solutions, Inc. (a)	116,955	839,737
Orion Engineered Carbons S.A.	6,109	79,784
PPG Industries, Inc.	809	84,346
Quaker Chemical Corporation	10,691	848,652
Rayonier Advanced Materials, Inc.	12,253	112,973
Rentech, Inc. (a)	295,563	1,729,044
Scotts Miracle-Gro Company (The) - Class A	2,038	134,834
Sigma-Aldrich Corporation	227	31,716
Stepan Company (b)	47,008	2,488,133
Tredegar Corporation	1,329	18,952
W.R. Grace & Company (a)	248	24,874
		16,963,500
Construction Materials - 0.0% (c)
CaesarStone Sdot-Yam Ltd.	2,096	74,429
Headwaters, Inc. (a)	12,378	254,368
Summit Materials, Inc. - Class A (a)	2,193	46,184
		374,981
Containers & Packaging - 0.4%
AEP Industries, Inc. (a) (b)	32,891	2,631,280
AptarGroup, Inc.	212	15,595
Bemis Company, Inc.	1,903	87,119
Crown Holdings, Inc. (a)	1,605	85,129
Graphic Packaging Holding Company	5,222	73,944
Owens-Illinois, Inc. (a)	4,486	96,673
Silgan Holdings, Inc.	454	23,095
		3,012,835
Metals & Mining - 1.7%
AK Steel Holding Corporation (a)	4,430	12,803
Alamos Gold, Inc. - Class A	1,536	5,898
Alcoa, Inc.	2,265	20,226
Allegheny Technologies, Inc.	711	10,452
AuRico Metals, Inc. (a)	7,127	4,306
Barrick Gold Corporation	595	4,576
Coeur Mining, Inc. (a)	108,000	291,600
Commercial Metals Company	246,552	3,542,952
Dominion Diamond Corporation	7,465	78,830
Endeavour Silver Corporation (a)	43,725	72,146
First Majestic Silver Corporation (a)	3,186	10,546

28

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Metals & Mining - 1.7% (Continued)
Fortuna Silver Mines, Inc. (a)	34,473	$89,975
Globe Specialty Metals, Inc.	254,413	3,210,692
Goldcorp, Inc.	1,698	21,768
Handy & Harman Ltd. (a)	5,134	121,932
Haynes International, Inc.	72,926	2,876,931
Kaiser Aluminum Corporation	5,492	446,445
Kinross Gold Corporation (a)	18,031	36,242
Materion Corporation	22,731	685,340
Nevsun Resources Ltd.	5,900	17,700
New Gold, Inc. (a)	14,473	35,459
Newmont Mining Corporation	963	18,740
Nucor Corporation	3,535	149,530
Olympic Steel, Inc. (b)	11,906	113,940
Pan American Silver Corporation	6,194	46,889
Pretium Resources, Inc. (a)	976	5,846
Primero Mining Corporation (a)	5,658	12,957
Reliance Steel & Aluminum Company	2,806	168,248
Richmont Mines, Inc. (a)	4,471	13,502
Royal Gold, Inc.	2,101	100,512
Ryerson Holding Corporation (a)	36,936	216,076
Sandstorm Gold Ltd. (a)	25,479	67,519
Schnitzer Steel Industries, Inc. - Class A	27,281	459,958
Seabridge Gold, Inc. (a)	4,733	38,669
Silver Standard Resources, Inc. (a)	201	1,387
Steel Dynamics, Inc.	5,701	105,297
Worthington Industries, Inc.	16,113	494,669
		13,610,558
Paper & Forest Products - 0.5%
Boise Cascade Company (a)	6,750	202,027
Clearwater Paper Corporation (a)	335	16,894
Mercer International, Inc.	8,893	96,044
Neenah Paper, Inc.	755	50,895
P.H. Glatfelter Company	38,242	741,895
Resolute Forest Products, Inc. (a)	2,526	18,869
Schweitzer-Mauduit International, Inc. (b)	66,063	2,564,566
		3,691,190
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.1%
8x8, Inc. (a)	7,328	78,116
AT&T, Inc.	582	19,503
Atlantic Tele-Network, Inc.	30,273	2,313,463
Cincinnati Bell, Inc. (a)	222,044	837,106
Fairpoint Communications, Inc. (a)	5,543	88,910
General Communication, Inc. - Class A (a)	128,447	2,615,823
Inteliquent, Inc.	10,329	214,017
Iridium Communications, Inc. (a)	10,340	84,891
Level 3 Communications, Inc. (a)	3,208	163,448
magicJack VocalTec Ltd. (a)	65,831	757,715
Vonage Holdings Corporation (a)	284,107	1,724,529
		8,897,521

29

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Telecommunication Services - 1.6% (Continued)
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	7,181	$55,509
SBA Communications Corporation - Class A (a)	795	94,621
Shenandoah Telecommunications Company	1,539	72,010
Spok Holdings, Inc.	18,372	331,247
Telephone and Data Systems, Inc. (b)	108,564	3,109,273
		3,662,660
Utilities - 1.1%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	896	50,759
Empire District Electric Company (The)	1,280	28,864
Entergy Corporation	775	52,824
Exelon Corporation	2,526	70,526
FirstEnergy Corporation	4,900	152,880
MGE Energy, Inc.	63	2,600
Nextera Energy, Inc.	383	39,319
Otter Tail Corporation	6,683	183,382
PNM Resources, Inc. (b)	52,543	1,477,509
UIL Holdings Corporation	371	18,917
Unitil Corporation	4,256	150,960
		2,228,540
Gas Utilities - 0.2%
Chesapeake Utilities Corporation	1,053	54,977
One Gas, Inc.	5,389	263,199
South Jersey Industries, Inc.	28,993	768,604
Southwest Gas Corporation	2,070	127,222
UGI Corporation	3,392	124,385
		1,338,387
Independent Power and Renewable Electricity Producers - 0.3%
AES Corporation (The)	6,834	74,832
Atlantic Power Corporation	778,486	1,588,112
Calpine Corporation (a)	3,542	54,936
Dynegy, Inc. (a)	17,292	335,984
NRG Energy, Inc.	5,945	76,631
Talen Energy Corporation (a)	3,647	31,656
TerraForm Global, Inc. - Class A (a)	2,207	16,839
		2,178,990
Multi-Utilities - 0.2%
Alliant Energy Corporation	1,368	80,739
Black Hills Corporation	37,190	1,702,558
CenterPoint Energy, Inc.	8,347	154,837
Just Energy Group, Inc.	1,368	10,055
MDU Resources Group, Inc.	938	17,691
PG&E Corporation	1,491	79,619
TECO Energy, Inc.	2,780	75,060
		2,120,559
Water Utilities - 0.1%
Artesian Resources Corporation - Class A	5,943	144,772
California Water Service Group	19,679	440,022
Connecticut Water Service, Inc.	715	26,319
Consolidated Water Company Ltd.	1,152	12,753

30

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Water Utilities - 0.1% (Continued)
Middlesex Water Company	1,077	$27,754
		651,620

Total Common Stocks (Cost $738,595,397)		$757,641,837

INVESTMENT COMPANIES - 1.0%	Shares	Value
Aberdeen Australia Equity Fund, Inc.	2,316	$12,900
Adams Express Company (The)	5,027	68,920
Adams Natural Resources Fund, Inc.	3,840	78,989
Advent/Claymore Convertible Securities & Income Fund	4,251	60,067
Advent/Claymore Enhanced Growth & Income Fund	1,123	9,939
Advent/Claymore Global Convertible Securities & Income Fund	8,939	51,667
AllianceBernstein Global High Income Fund, Inc.	2,885	33,177
AllianceBernstein National Municipal Income Fund, Inc.	1,392	18,862
AllianzGI Equity & Convertible Income Fund	1,815	33,868
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	1,993	25,530
Alpine Global Dynamic Dividend Fund	5,129	46,520
Alpine Global Premier Properties Fund	775	4,759
Alpine Total Dynamic Dividend Fund	7,657	61,333
Apollo Senior Floating Rate Fund, Inc.	1,484	23,047
Apollo Tactical Income Fund, Inc.	1,060	15,582
Ares Dynamic Credit Allocation Fund	2,842	40,811
Avenue Income Credit Strategies Fund	592	7,749
Babson Capital Global Short Duration High Yield Fund	391	6,886
BlackRock Build America Bond Trust	962	19,702
BlackRock California Municipal Income Trust	70	1,090
BlackRock Corporate High Yield Fund VI, Inc.	1,908	19,824
BlackRock Credit Allocation Income Trust IV	1,287	16,126
BlackRock Debt Strategies Fund, Inc.	13,646	47,215
BlackRock Energy and Resources Trust	21	327
BlackRock Enhanced Equity Dividend Trust	5,426	41,509
BlackRock Global Opportunities Equity Trust	1,041	13,481
BlackRock Income Trust, Inc.	2,475	15,840
BlackRock International Growth & Income Trust	71	458
BlackRock Investment Quality Municipal Trust	110	1,673
BlackRock Long-Term Municipal Advantage Trust	4,044	45,091
BlackRock Multi-Sector Income Trust	1,140	18,593
BlackRock Muni Intermediate Duration Fund, Inc.	4,216	59,066
BlackRock Municipal 2018 Term Trust	1,414	22,044
BlackRock Municipal 2020 Term Trust	957	15,149
BlackRock Municipal Income Quality Trust	1,034	14,548
BlackRock Municipal Income Trust II	250	3,723
BlackRock Municipal Target Term Trust	1,588	33,157
BlackRock MuniHoldings California Quality Fund, Inc.	789	11,677
BlackRock MuniHoldings Investment Quality Fund	1,054	15,325
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	168	2,342
BlackRock MuniHoldings New York Insured Fund, Inc.	44	620
BlackRock MuniHoldings Quality Fund II, Inc.	4,157	55,496
BlackRock MuniHoldings Quality Fund, Inc.	1,182	15,614
BlackRock MuniYield California Fund, Inc.	2,555	40,752

31

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 1.0% (Continued)	Shares	Value
BlackRock MuniYield California Quality Fund, Inc.	2,333	$35,462
BlackRock MuniYield Michigan Quality Fund, Inc.	4,405	59,688
BlackRock MuniYield New York Quality Fund, Inc.	3,451	45,726
BlackRock MuniYield Pennsylvania Quality Fund	2,068	28,725
BlackRock MuniYield Quality Fund III, Inc.	573	8,182
BlackRock Resources & Commodities Strategy Trust	11,061	84,285
BlackRock Science & Technology Trust	1,268	21,721
BlackRock Utility and Infrastructure Trust	405	6,998
Blackstone/GSO Long-Short Credit Income Fund	4,896	69,229
Blackstone/GSO Strategic Credit Fund	2,383	34,649
Boulder Growth & Income Fund, Inc. (a)	9,415	74,378
Brookfield Global Listed Infrastructure Income Fund, Inc.	4,767	67,215
Brookfield High Income Fund	1,499	11,213
Brookfield Mortgage Opportunity Income Fund, Inc.	1,996	29,681
Calamos Convertible Opportunities and Income Fund	95	989
Calamos Global Dynamic Income Fund	503	3,863
Calamos Global Total Return Fund	284	3,397
Calamos Strategic Total Return Fund	100	1,020
CBRE Clarion Global Real Estate Income Fund	6,666	53,195
Center Coast MLP & Infrastructure Fund	2,115	27,855
Central Fund of Canada, Ltd.- Class A	5,529	61,593
China Fund, Inc. (The)	1,259	22,020
ClearBridge American Energy MLP Fund, Inc.	1,446	16,933
Clough Global Allocation Fund	2,220	30,236
Clough Global Equity Fund	2,991	38,704
Clough Global Opportunities Fund	1,486	16,718
Cohen & Steers Closed-End Opportunity Fund, Inc.	3,128	36,066
Cohen & Steers Global Income Builder, Inc.	1,602	16,116
Cohen & Steers Infrastructure Fund, Inc.	4,391	87,513
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	760	17,366
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	4,817	62,043
Cohen & Steers Quality Income Realty Fund, Inc.	5,455	64,642
Cohen & Steers REIT and Preferred Income Fund, Inc.	3,738	67,359
Cohen & Steers Select Preferred and Income Fund, Inc.	31	747
Cohen & Steers Total Return Realty Fund, Inc.	1,861	23,411
Columbia Seligman Premium Technology Growth, Inc.	18	314
Credit Suisse Asset Management Income Fund, Inc.	2,671	7,826
Cutwater Select Income Fund	1	9
Delaware Enhanced Global Dividend and Income Fund	1,326	13,326
Deutsche High Income Opportunities Fund, Inc.	3,327	45,380
Deutsche Multi-Market Income Trust	5,448	41,405
Diversified Real Asset Income Fund (The)	1,862	30,835
Dividend and Income Fund	4,564	53,490
DoubleLine Income Solutions Fund	2,086	36,839
Dreyfus Municipal Bond Infrastructure Fund, Inc.	2,752	33,519
Dreyfus Strategic Municipal Bond Fund	3,262	26,161
Dreyfus Strategic Municipals, Inc.	3,606	30,002
Duff & Phelps Global Utility Income Fund, Inc.	2,760	44,795
Duff & Phelps Select Energy MLP Fund, Inc.	197	1,700
Eaton Vance California Municipal Bond Fund	250	3,010
Eaton Vance Enhanced Equity Income Fund	1,192	15,150

32

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 1.0% (Continued)	Shares	Value
Eaton Vance Floating-Rate Income Trust	2,222	$29,286
Eaton Vance Michigan Municipal Bond Fund	405	5,512
Eaton Vance Municipal Bond Fund	1,329	17,011
Eaton Vance Municipal Bond Fund II	1,061	13,379
Eaton Vance Municipal Income Term Trust	3,297	58,159
Eaton Vance National Municipal Opportunities Trust	57	1,211
Eaton Vance New York Municipal Bond Fund	1,725	21,994
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,782	28,237
Eaton Vance Senior Floating-Rate Trust	3,084	39,969
Eaton Vance Senior Income Trust	70	424
Eaton Vance Tax-Advantaged Dividend Income Fund	555	11,067
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	68	1,529
Eaton Vance Tax-Managed Diversified Equity Income Fund	966	10,925
First Trust Dividend and Income Fund	926	7,723
First Trust Energy Infrastructure Fund	60	1,092
First Trust Enhanced Equity Income Fund	1,726	23,405
First Trust High Income Long/Short Fund	772	11,549
First Trust Intermediate Duration Preferred & Income Fund	731	16,045
First Trust MLP and Energy Income Fund	1,616	27,246
First Trust Strategic High Income Fund II	1,468	17,924
First Trust/Aberdeen Emerging Opportunity Fund	1,256	17,509
First Trust/Aberdeen Global Opportunity Fund	250	2,583
First Trust/Four Corners Senior Floating Rate Income Fund II	1,916	23,988
Franklin Limited Duration Income Trust	131	1,471
Franklin Universal Trust	3,082	18,708
Gabelli Dividend & Income Trust	3,321	64,826
Gabelli Equity Trust, Inc. (The)	2,855	16,273
Gabelli Healthcare & WellnessRx Trust (The)	4,658	47,558
Gabelli Multimedia Trust, Inc. (The)	2,753	22,877
GAMCO Global Gold, Natural Resources & Income Trust	79	447
GAMCO Natural Resources, Gold & Income Trust	9,597	59,597
GDL Fund (The)	2,356	23,843
General American Investors Company, Inc.	1,740	58,864
Guggenheim Enhanced Equity Strategy Fund	2,188	35,555
Guggenheim Equal Weight Enhanced Equity Income Fund	56	954
India Fund, Inc.	1,071	26,432
Invesco Advantage Municipal Income Trust II	6,713	77,065
Invesco Dynamic Credit Opportunities Fund	3,036	33,092
Invesco Municipal Income Opportunities Trust	2,011	13,976
Invesco Municipal Opportunity Trust	56	721
Invesco Municipal Trust	4,218	53,189
Invesco Quality Municipal Income Trust	5,006	61,424
Invesco Senior Income Trust	9,629	39,864
Invesco Value Municipal Income Trust	1	14
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	3,519	43,917
Invesco Van Kampen Trust for Investment Grade Municipals	1,196	15,739
Ivy High Income Opportunity Fund	1,395	19,544
Japan Smaller Capitalization Fund, Inc.	1,739	18,259
John Hancock Hedged Equity & Income Fund	2,841	42,700
John Hancock Preferred Income Fund	29	577
John Hancock Preferred Income Fund III	1,087	18,664

33

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 1.0% (Continued)	Shares	Value
John Hancock Premium Dividend Fund	956	$13,078
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,979	18,820
Kayne Anderson Energy Total Return Fund, Inc.	1,615	24,500
Kayne Anderson Midstream/Energy Fund, Inc.	2,775	58,441
KKR Income Opportunities Fund	1,903	28,202
Korea Fund, Inc. (a)	785	30,340
Lazard Global Total Return & Income Fund, Inc.	3,043	41,750
Lazard World Dividend & Income Fund, Inc.	2,069	20,566
Legg Mason BW Global Income Opportunities Fund, Inc.	1,490	18,714
Liberty All-Star Equity Fund	8,267	44,394
Liberty All-Star Growth Fund, Inc.	118	571
LMP Capital and Income Fund, Inc.	3,499	45,382
LMP Corporate Loan Fund, Inc.	4,355	44,247
Macquarie Global Infrastructure Total Return Fund, Inc.	2,486	52,778
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,316	17,266
Madison Covered Call & Equity Strategy Fund	224	1,725
Madison Strategic Sector Premium Fund	2,905	32,071
MainStay DefinedTerm Municipal Opportunities Fund	2,118	38,039
Mexico Fund, Inc. (The)	1,487	27,257
MFS High Income Municipal Trust	492	2,406
MFS High Yield Municipal Trust	300	1,341
MFS Intermediate Income Trust	384	1,751
MFS Multimarket Income Trust	2,149	12,765
MFS Municipal Income Trust	2,948	19,250
Morgan Stanley Asia-Pacific Fund, Inc. (a)	839	11,679
Morgan Stanley China A Share Fund, Inc.	2,960	74,326
Morgan Stanley Emerging Markets Debt Fund, Inc.	4,770	41,690
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,049	15,449
Morgan Stanley India Investment Fund, Inc. (a)	1,302	34,594
Neuberger Berman High Yield Strategies Fund, Inc.	4,390	46,929
Neuberger Berman Intermediate Municipal Fund, Inc.	303	4,706
Neuberger Berman MLP Income Fund, Inc.	1,851	24,304
Nuveen All Cap Energy MLP Opportunities Fund	537	5,553
Nuveen AMT-Free Municipal Income Fund	2,347	31,121
Nuveen Build America Bond Opportunity Fund	3,143	62,263
Nuveen Build America Bond Term Fund	2,287	45,786
Nuveen California AMT-Free Municipal Income Fund	41	618
Nuveen California Dividend Advantage Municipal Fund	758	11,582
Nuveen California Dividend Advantage Municipal Fund 2	2,434	36,997
Nuveen California Dividend Advantage Municipal Fund 3	1,176	16,170
Nuveen Credit Strategies Income Fund	8,809	71,001
Nuveen Diversified Dividend and Income Fund	2,099	23,614
Nuveen Dividend Advantage Municipal Fund	3,597	50,538
Nuveen Dividend Advantage Municipal Fund 2	4,437	61,142
Nuveen Dividend Advantage Municipal Fund 3	4,466	61,854
Nuveen Dividend Advantage Municipal Income Fund	3,704	52,004
Nuveen Dow 30sm Dynamic Overwrite Fund	2,693	38,348
Nuveen Energy MLP Total Return Fund	428	5,996
Nuveen Flexible Investment Fund	1,268	19,603
Nuveen Floating Rate Income Fund	3,182	32,138
Nuveen Floating Rate Income Opportunity Fund	3,024	30,331
Nuveen Global Equity Income Fund	2,718	30,007

34

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 1.0% (Continued)	Shares	Value
Nuveen Global High Income Fund	3,288	$49,813
Nuveen Intermediate Duration Quality Municipal Term Fund	3,181	40,176
Nuveen Investment Quality Municipal Fund, Inc.	1,065	16,284
Nuveen Long/Short Commodity Total Return Fund	23	363
Nuveen Maryland Premium Income Municipal Fund	6,419	80,558
Nuveen Michigan Quality Income Municipal Fund, Inc.	6,597	88,598
Nuveen Mortgage Opportunity Term Fund	1,003	22,648
Nuveen Municipal Advantage Fund	4,307	58,188
Nuveen Municipal Market Opportunity Fund	4,731	63,348
Nuveen Municipal Opportunity Fund, Inc.	2,772	39,473
Nuveen Municipal Value Fund 2	4	69
Nuveen New Jersey Dividend Advantage Municipal Fund	4,237	55,928
Nuveen New York AMT-Free Municipal Income Fund	3,917	50,098
Nuveen New York Dividend Advantage Municipal Fund	153	2,121
Nuveen North Carolina Premium Income Municipal Fund	987	12,782
Nuveen Ohio Quality Income Municipal Fund	989	14,716
Nuveen Pennsylvania Investment Quality Municipal Fund	5,198	69,549
Nuveen Preferred Income Opportunities Fund	1,635	15,205
Nuveen Premier Municipal Income Fund, Inc.	3,951	52,272
Nuveen Premium Income Municipal Fund	3,513	48,058
Nuveen Premium Income Municipal Fund 2	3,173	44,012
Nuveen Premium Income Municipal Fund 4	3,404	45,273
Nuveen Quality Income Municipal Fund	3,663	50,659
Nuveen Quality Municipal Fund, Inc.	3,439	45,601
Nuveen Select Quality Municipal Fund	3,606	49,150
Nuveen Select Tax-Free Income Portfolio 2	31	418
Nuveen Senior Income Fund	4,288	25,385
Nuveen Short Duration Credit Opportunities Fund	2,089	31,815
Nuveen Tax-Advantaged Dividend Growth Fund	197	2,878
Nuveen Tax-Advantaged Total Return Strategy Fund	735	8,945
PIMCO Dynamic Credit Income Fund	2,018	37,858
Pioneer Floating Rate Trust	4,082	44,780
Prudential Global Short Duration High Yield Fund, Inc.	1,232	17,926
Prudential Short Duration High Yield Fund, Inc.	2,802	41,890
Putnam Managed Municipal Income Trust	6,334	46,238
Putnam Master Intermediate Income Trust	215	993
Putnam Municipal Opportunities Trust	4,534	55,133
Putnam Premier Income Trust	437	2,207
RMR Real Estate Income Fund	1,385	26,690
Royce Global Value Trust	3,137	23,622
Royce Micro-Cap Trust, Inc.	7,571	60,417
Royce Value Trust, Inc.	4,868	58,562
Salient Midstream & MLP Fund	4,001	58,735
Source Capital, Inc.	816	57,348
Sprott Focus Trust, Inc.	1,545	9,579
Swiss Helvetia Fund, Inc. (The)	652	7,185
Tekla Healthcare Opportunities Fund	790	13,833
Templeton Dragon Fund, Inc.	2,997	60,360
Templeton Emerging Markets Fund	1,399	16,662
Templeton Emerging Markets Income Fund	180	1,847
Templeton Global Income Fund	518	3,383
The Cushing Renaissance Fund	2,019	33,717
THL Credit Senior Loan Fund	922	14,282

35

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 1.0% (Continued)	Shares	Value
Tortoise Energy Independence Fund, Inc.	1,966	$28,251
Tortoise Energy Infrastructure Corporation	1,389	42,573
Tortoise MLP Fund, Inc.	5,086	93,582
Tortoise Pipeline & Energy Fund, Inc.	1,564	31,233
Tri-Continental Corporation	3,188	65,864
Van Kampen High Income Trust II	1,199	16,522
Virtus Total Return Fund	8,988	35,862
Virtus-Newfleet Global Multi-Sector Income Fund	219	3,257
Voya Asia Pacific High Dividend Equity Income Fund	4,519	41,484
Voya Emerging Markets High Income Dividend Equity Fund	4,591	37,417
Voya Global Advantage and Premium Opportunity Fund	1,384	15,099
Voya Infastructure, Industrials and Materials Fund	3,887	49,637
Voya International High Dividend Equity Income Fund	1,808	12,294
Voya Natural Resources Equity Income Fund	10,238	63,680
Wells Fargo Advantage Global Dividend Opportunity Fund	3,075	19,465
Wells Fargo Advantage Income Opportunities Fund	1,360	10,717
Wells Fargo Advantage Multi-Sector Income Fund	933	11,215
Western Asset Emerging Markets Income Fund, Inc.	3,412	34,666
Western Asset Global Partners Income Fund, Inc.	923	7,836
Western Asset High Income Opportunity Fund, Inc.	6,043	29,369
Western Asset Managed High Income Fund, Inc.	3,009	14,263
Western Asset Worldwide Income Fund, Inc.	2,139	22,074
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,361	35,257
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,869	19,998
Zweig Fund, Inc. (The)	239	3,246
Zweig Total Return Fund, Inc. (The)	2,335	28,183
Total Investment Companies (Cost $8,000,317)		$8,034,335

RIGHTS - 0.0%(c)	Shares	Value
Wright Medical Group, Inc. (Cost $0)	79,097	$77,515

WARRANTS - 0.0%(c)	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0% (c)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$3,098

36

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Federated Government Obligations Fund – Institutional Class, 0.01% (b) (e)	15,710	$15,710
UMB Money Market Fiduciary, 0.01% (e)	179,274	179,274
Total Money Market Funds (Cost $194,984)		$194,984

Total Investments at Value - 97.5% (Cost $746,790,698)		$765,951,769

Other Assets in Excess of Liabilities (f) - 2.5%		19,114,105

Net Assets - 100.0%		$785,065,874

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is $0 at October 31, 2015, representing 0.0% of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of October 31, 2015.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

37

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2015

COMMON STOCKS - 69.6%	Shares	Value
Consumer Discretionary - 10.3%
Auto Components - 0.7%
Ballard Power Systems, Inc.	100,194	$151,293
BorgWarner, Inc.	1,150	49,243
Dorman Products, Inc.	43,875	2,048,085
Drew Industries, Inc.	1,776	106,258
Fox Factory Holding Corporation	83,546	1,482,942
Fuel Systems Solutions, Inc.	1,217	7,570
Gentex Corporation	8,344	136,758
Motorcar Parts of America, Inc.	26,758	900,674
Quantum Fuel Systems Technologies Worldwide, Inc.	10,403	11,443
Strattec Security Corporation	11,705	700,193
		5,594,459
Automobiles - 0.1%
Kandi Technologies Group, Inc.	69,327	652,367
Tesla Motors, Inc.	969	200,515
		852,882
Distributors - 0.0% (a)
Fenix Parts, Inc.	3,636	28,615
Genuine Parts Company	344	31,222
		59,837
Diversified Consumer Services - 0.8%
2U, Inc.	93,755	1,966,980
American Public Education, Inc.	1,309	28,444
Bridgepoint Education, Inc.	1,471	11,400
Carriage Services, Inc.	1,968	42,332
DeVry Education Group, Inc.	1,645	38,756
Grand Canyon Education, Inc.	5,816	241,713
H&R Block, Inc.	2,937	109,433
ITT Educational Services, Inc.	184,869	610,068
LifeLock, Inc.	68,310	957,023
Regis Corporation	17,206	284,243
Sotheby's	1,140	39,501
Strayer Education, Inc.	4,742	250,947
Weight Watchers International, Inc.	128,797	1,980,898
		6,561,738
Hotels, Restaurants & Leisure - 2.2%
Amaya, Inc.	2,858	63,791
BJ's Restaurants, Inc.	363	15,584
Bob Evans Farms, Inc.	553	23,928
Brinker International, Inc.	2,823	128,475
Buffalo Wild Wings, Inc.	54	8,331
Chipotle Mexican Grill, Inc.	162	103,717
Choice Hotels International, Inc.	5,690	297,644
Dave & Buster's Entertainment, Inc.	32,273	1,245,092
Del Taco Restaurants, Inc.	3,117	36,562
Diamond Resorts International, Inc.	12,139	345,233
DineEquity, Inc.	2,829	236,080
Domino's Pizza, Inc.	684	72,962
Dunkin' Brands Group, Inc.	2,733	113,174
El Pollo Loco Holdings, Inc.	14,583	167,413
Famous Dave's of America, Inc.	5,909	68,013

38

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Hotels, Restaurants & Leisure - 2.2% (Continued)
Good Times Restaurants, Inc.	102	$605
Habit Restaurants, Inc. (The) - Class A	53,130	1,268,744
International Game Technology plc	958	15,539
Interval Leisure Group, Inc.	34,382	606,842
Jamba, Inc.	135,799	1,799,337
Kona Grill, Inc.	70,611	970,901
Las Vegas Sands Corporation	3,696	182,989
Marriott Vacations Worldwide Corporation	2,211	142,388
Morgans Hotel Group Company	3,050	10,949
Noodles & Company	131,147	1,937,041
Norwegian Cruise Line Holdings Ltd.	1,501	95,494
Potbelly Corporation	4,202	47,062
Red Robin Gourmet Burgers, Inc.	257	19,247
Ruby Tuesday, Inc.	191,525	1,001,676
Scientific Games Corporation - Class A	13,343	147,974
SeaWorld Entertainment, Inc.	1,871	37,289
Shake Shack, Inc. - Class A	63,401	2,889,184
Starbucks Corporation	1,997	124,952
Wingstop, Inc.	1,048	24,240
Wynn Resorts Ltd.	2,318	162,144
Zoe's Kitchen, Inc.	76,907	2,647,908
		17,058,504
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	3,401	108,696
Century Communities, Inc.	3,762	71,779
CSS Industries, Inc.	1,857	50,696
Dixie Group, Inc. (The)	3,400	22,338
Ethan Allen Interiors, Inc.	7,300	198,633
Garmin Ltd.	3,340	118,470
GoPro, Inc. - Class A	6,874	171,850
Hooker Furniture Corporation	1,889	46,885
Hovnanian Enterprises, Inc. - Class A	219,438	452,042
iRobot Corporation	36,436	1,093,444
Lennar Corporation - Class A	1,999	100,090
MDC Holdings, Inc.	8,807	228,894
New Home Company, Inc. (The)	36,447	521,557
PulteGroup, Inc.	3,216	58,949
Skullcandy, Inc.	209,748	1,174,589
SodaStream International Ltd.	1,801	26,979
TRI Pointe Homes, Inc.	16,151	209,640
Tupperware Brands Corporation	982	57,810
Turtle Beach Corporation	409,057	961,284
Vuzix Corporation	5,041	25,558
William Lyon Homes - Class A	69,673	1,486,822
ZAGG, Inc.	39,822	337,690
		7,524,695
Internet & Catalog Retail - 0.5%
Blue Nile, Inc.	2,867	97,765
Etsy, Inc.	40,514	441,603
Groupon, Inc.	25,027	92,850
NutriSystem, Inc.	539	12,467

39

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Internet & Catalog Retail - 0.5% (Continued)
PetMed Express, Inc.	125,819	$2,116,276
Shutterfly, Inc.	16,343	681,666
TripAdvisor, Inc.	687	57,557
		3,500,184
Leisure Products - 0.4%
Arctic Cat, Inc.	97,051	1,993,428
Hasbro, Inc.	1,240	95,269
JAKKS Pacific, Inc.	35,482	281,018
Mattel, Inc.	6,178	151,855
Performance Sports Group Ltd.	70,921	814,173
Smith & Wesson Holding Corporation	1,340	23,932
		3,359,675
Media - 1.4%
Charter Communications, Inc. - Class A	964	184,066
CTC Media, Inc.	12,531	21,177
Discovery Communications, Inc. - Series A	2,213	65,151
DreamWorks Animation SKG, Inc. - Class A	1,444	29,227
E.W. Scripps Company (The) - Class A	11,911	262,757
Eros International plc	123,617	1,380,802
IMAX Corporation	33,623	1,290,787
John Wiley & Sons, Inc. - Class A	4,112	215,181
Lions Gate Entertainment Corporation	3,224	125,639
Martha Stewart Living Omnimedia, Inc. - Class A	308	1,860
MDC Partners, Inc. - Class A	9,534	198,116
Media General, Inc.	144,042	2,140,464
Meredith Corporation	4	188
MSG Networks, Inc. - Class A	3,557	72,990
New Media Investment Group, Inc.	39,825	641,182
News Corporation - Class B	1,702	26,347
Nexstar Broadcasting Group, Inc. - Class A	637	33,907
Omnicom Group	737	55,216
Pandora Media, Inc.	39,560	455,336
Rentrak Corporation	37,482	2,068,257
Scholastic Corporation	27,275	1,114,729
Scripps Networks Interactive, Inc. - Class A	1,607	96,549
SFX Entertainment, Inc.	170,214	158,316
Sinclair Broadcast Group, Inc. - Class A	1,332	39,973
TEGNA, Inc.	2,195	59,353
Tribune Publishing Company	36,779	347,194
Walt Disney Company (The)	892	101,456
World Wrestling Entertainment, Inc. - Class A	2,601	46,376
		11,232,596
Multiline Retail - 0.2%
Big Lots, Inc.	822	37,894
Bon-Ton Stores, Inc. (The)	6,050	19,057
Dollar Tree, Inc.	1,957	128,164
J. C. Penney Company, Inc.	58,346	535,033
Sears Holdings Corporation	23,253	543,423
		1,263,571
Specialty Retail - 2.4%
Aaron's, Inc.	1,480	36,512

40

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Specialty Retail - 2.4% (Continued)
Abercrombie & Fitch Company - Class A	7,735	$163,905
American Eagle Outfitters, Inc.	1,732	26,465
America's Car-Mart, Inc.	316	10,820
AutoZone, Inc.	31	24,317
Barnes & Noble Education, Inc.	2,371	34,972
Bed Bath & Beyond, Inc.	1,143	68,157
Boot Barn Holdings, Inc.	113,691	1,705,365
Buckle, Inc. (The)	42,530	1,507,263
Build-A-Bear Workshop, Inc.	30,781	478,952
Cabela's, Inc.	11,460	448,888
CarMax, Inc.	835	49,273
Conn's, Inc.	114,872	2,179,122
Container Store Group, Inc. (The)	215,579	2,459,756
Destination XL Group, Inc.	9,779	57,109
Five Below, Inc.	1,145	39,319
Francesca's Holdings Corporation	126,047	1,791,128
GameStop Corporation - Class A	3,289	151,524
Gap, Inc. (The)	1,269	34,542
Genesco, Inc.	4,845	303,539
Guess?, Inc.	99	2,084
Haverty Furniture Companies, Inc.	6,510	152,399
hhgregg, Inc.	30,312	163,685
Hibbett Sports, Inc.	591	20,189
Kirkland's, Inc.	5,974	137,342
L Brands, Inc.	554	53,173
Lumber Liquidators Holdings, Inc.	101,348	1,400,629
Mattress Firm Holding Corporation	618	26,308
Monro Muffler Brake, Inc.	11,789	874,390
O'Reilly Automotive, Inc.	525	145,037
Pier 1 Imports, Inc.	150,353	1,115,619
Rent-A-Center, Inc.	30,738	565,272
Sears Hometown and Outlet Stores, Inc.	2,906	23,364
Select Comfort Corporation	51,107	1,083,469
Shoe Carnival, Inc.	380	8,539
Tile Shop Holdings, Inc. (The)	4,433	64,323
Ulta Salon Cosmetics & Fragrance, Inc.	831	144,561
Zumiez, Inc.	91,941	1,607,129
		19,158,440
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	79,026	1,434,322
CROCS, Inc.	30,981	334,595
Culp, Inc.	7,443	223,364
Lakeland Industries, Inc.	6,257	77,274
lululemon athletica, Inc.	4,063	199,778
Rocky Brands, Inc.	18,034	229,934
Sequential Brands Group, Inc.	82,314	1,029,748
Skechers U.S.A., Inc. - Class A	922	28,766
Superior Uniform Group, Inc.	1,801	30,689
Tumi Holdings, Inc.	27,865	446,676
Vera Bradley, Inc.	57,834	723,503
		4,758,649

41

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Consumer Staples - 2.4%
Beverages - 0.0% (a)
Brown-Forman Corporation - Class B	966	$102,570
Coca-Cola Company (The)	253	10,715
Dr Pepper Snapple Group, Inc.	147	13,137
MGP Ingredients, Inc.	6,289	108,988
Monster Beverage Corporation	539	73,477
		308,887
Food & Staples Retailing - 0.8%
Chefs' Warehouse, Inc. (The)	88,269	1,337,275
Diplomat Pharmacy, Inc.	24,312	683,410
Fresh Market, Inc. (The)	50,217	1,251,408
Natural Grocers by Vitamin Cottage, Inc.	85,386	2,044,995
PriceSmart, Inc.	1,584	136,192
Rite Aid Corporation	9,536	75,144
Sprouts Farmers Market, Inc.	2,742	55,882
United Natural Foods, Inc.	16,791	847,106
Walgreen Boots Alliance, Inc.	517	43,780
		6,475,192
Food Products - 1.0%
Amira Nature Foods Ltd.	54,675	290,871
Amplify Snack Brands, Inc.	2,084	25,175
Boulder Brands, Inc.	170,601	1,511,525
Cosan Ltd.	138	483
Diamond Foods, Inc.	29,078	1,152,070
Freshpet, Inc.	240,725	2,347,069
Hershey Company (The)	379	33,614
Hormel Foods Corporation	1,084	73,224
Inventure Foods, Inc.	116,090	1,005,339
Keurig Green Mountain, Inc.	1,376	69,832
Limoneira Company	1,307	20,729
Pilgrim's Pride Corporation	2,961	56,229
Pinnacle Foods, Inc.	1,811	79,829
Sanderson Farms, Inc.	10,321	717,413
Tootsie Roll Industries, Inc.	8,168	259,252
WhiteWave Foods Company	1,599	65,527
		7,708,181
Household Products - 0.1%
Colgate-Palmolive Company	1,010	67,013
Orchids Paper Products Company	33,632	985,754
		1,052,767
Personal Products - 0.4%
China-Biotics, Inc. (b)	535,616	0
Coty, Inc. - Class A	1,027	29,732
DS Healthcare Group, Inc.	5,711	17,019
Elizabeth Arden, Inc.	118,062	1,480,497
Herbalife Ltd.	3,598	201,632
Inter Parfums, Inc.	1,680	46,401
Johnson & Johnson	138	13,942
Nu Skin Enterprises, Inc. - Class A	27,632	1,055,819
		2,845,042
Tobacco - 0.1%
Reynolds American, Inc.	1,428	69,001

42

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Tobacco - 0.1% (Continued)
Universal Corporation	5,810	$313,798
		382,799
Energy - 5.3%
Energy Equipment & Services - 2.1%
Aspen Aerogels, Inc.	26,217	219,436
Atwood Oceanics, Inc.	15,257	252,503
Basic Energy Services, Inc.	304,853	1,131,005
Bristow Group, Inc.	15,563	540,503
C&J Energy Services Ltd.	135,660	676,943
CARBO Ceramics, Inc.	83,678	1,466,039
Diamond Offshore Drilling, Inc.	72,181	1,434,958
Ensco plc - Class A	28	466
Exterran Holdings, Inc.	10,679	232,161
Geospace Technologies Corporation	82,823	1,272,161
Gulfmark Offshore, Inc. - Class A	170,522	1,064,057
Helix Energy Solutions Group, Inc.	213,817	1,235,862
Helmerich & Payne, Inc.	1,859	104,606
Hornbeck Offshore Services, Inc.	10,747	145,192
McDermott International, Inc.	67,147	309,548
Mitcham Industries, Inc.	3,326	14,767
Noble Corporation plc	1,262	16,999
Ocean Rig UDW, Inc.	52,664	112,701
Pioneer Energy Services Corporation	81,974	189,360
Precision Drilling Corporation	590	2,331
RigNet, Inc.	515	15,450
Rowan Companies plc - Class A	113	2,224
RPC, Inc.	56,053	618,265
SEACOR Holdings, Inc.	7,694	449,483
Seadrill Ltd.	32,815	212,313
Synthesis Energy Systems, Inc.	219,710	200,266
Tesco Corporation	38,366	306,928
Tidewater, Inc.	17,510	216,249
Transocean Ltd.	4,877	77,203
Unit Corporation	130,100	1,640,561
US Silica Holdings, Inc.	125,531	2,267,090
Weatherford International plc	1,311	13,425
Willbros Group, Inc.	71,401	142,802
		16,583,857
Oil, Gas & Consumable Fuels - 3.2%
Amyris, Inc.	161,617	273,133
Approach Resources, Inc.	148,833	351,246
Arch Coal, Inc.	85,692	128,538
Bill Barrett Corporation	23,857	116,184
Bonanza Creek Energy, Inc.	351,437	1,999,676
California Resources Corporation	368,766	1,489,815
Cenovus Energy, Inc.	66	984
Cheniere Energy Partners, L.P. Holdings, LLC	242	4,762
Cheniere Energy, Inc.	3,896	192,930
Chesapeake Energy Corporation	56,583	403,437
Clayton Williams Energy, Inc.	18,943	1,128,434
Clean Energy Fuels Corporation	69,397	392,093

43

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Oil, Gas & Consumable Fuels - 3.2% (Continued)
Cobalt International Energy, Inc.	26,156	$200,616
CONSOL Energy, Inc.	20,673	137,682
Continental Resources, Inc.	3,243	109,970
Crescent Point Energy Corporation	89	1,213
Denbury Resources, Inc.	15,124	53,539
Devon Energy Corporation	280	11,740
Dorian LPG Ltd.	515	6,067
Eclipse Resources Corporation	101,787	218,842
Emerald Oil, Inc.	105,263	214,736
Enbridge Energy Management, LLC	1,547	42,032
Energy XXI (Bermuda) Ltd.	206,757	357,690
EOG Resources, Inc.	569	48,849
Erin Energy Corporation	106,618	426,472
EXCO Resources, Inc.	230,934	258,646
Exxon Mobil Corporation	1,460	120,800
Frontline Ltd.	454,799	1,437,165
FX Energy, Inc.	4,562	5,178
GasLog Ltd.	70	810
Gastar Exploration, Inc.	45,765	71,851
Golar LNG Ltd.	1,307	37,916
Halcon Resources Corporation	200,622	140,656
Jones Energy, Inc. - Class A	13,475	69,261
Kinder Morgan, Inc.	884	24,177
Kosmos Energy, LLC	164,298	1,120,512
Laredo Petroleum, Inc.	187,442	2,151,834
LinnCo, LLC	100,892	234,069
Matador Resources Company	45,576	1,171,759
Midstates Petroleum Company, Inc.	51,861	199,665
Murphy Oil Corporation	488	13,874
Nordic American Offshore Ltd.	155,725	939,022
Nordic American Tankers Ltd.	703	10,742
Oasis Petroleum, Inc.	181,190	2,107,240
Panhandle Oil & Gas, Inc. - Class A	4,713	86,625
PDC Energy, Inc.	684	41,273
Peabody Energy Corporation	40,229	514,528
Penn Virginia Corporation	206,079	127,542
Penn West Petroleum Ltd.	229,110	268,059
Pioneer Natural Resources Company	233	31,954
Renewable Energy Group, Inc.	32,681	257,853
REX American Resources Corporation	5,585	306,672
Rex Energy Corporation	984,069	2,223,996
Ring Energy, Inc.	1,080	11,221
Sanchez Energy Corporation	4,128	24,562
Seventy Seven Energy, Inc.	637,933	727,244
Stone Energy Corporation	3,976	22,226
Transatlantic Petroleum Ltd.	187	473
Ultra Petroleum Corporation	34,072	186,715
Uranium Energy Corporation	834,964	935,160
W&T Offshore, Inc.	170,474	555,745
Whiting Petroleum Corporation	5,442	93,766

44

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Oil, Gas & Consumable Fuels - 3.2% (Continued)
Williams Companies, Inc.	1,793	$70,716
		24,912,187
Financials - 9.4%
Banks - 2.0%
Ameris Bancorp	5,807	182,920
Associated Banc-Corp	1,558	30,132
Bancorp, Inc. (The)	34,125	245,700
Bank of Hawaii Corporation	8,993	588,862
Bank of Marin Bancorp	213	11,327
BBCN Bancorp, Inc.	316	5,306
Blue Hills Bancorp, Inc.	1,669	23,683
BNC Bancorp	5,968	133,982
BOK Financial Corporation	1,392	93,515
Bridge Bancorp, Inc.	179	5,139
Bryn Mawr Bank Corporation	2,659	77,457
Camden National Corporation	662	25,878
Cardinal Financial Corporation	5,693	129,402
Cathay General Bancorp	10	313
City Holding Company	19,334	924,745
Commerce Bancshares, Inc.	1,755	79,940
Community Bank System, Inc.	26,261	1,070,398
Community Trust Bancorp, Inc.	1,587	54,704
ConnectOne Bancorp, Inc.	373	6,658
CU Bancorp	395	9,527
Cullen/Frost Bankers, Inc.	1,538	105,261
Customers Bancorp, Inc.	9,854	270,985
CVB Financial Corporation	2,349	40,990
Eagle Bancorp, Inc.	3,815	181,594
Fidelity Southern Corporation	6,691	140,176
Financial Institutions, Inc	402	10,500
First Bancorp (North Carolina)	470	8,709
First BanCorporation (Puerto Rico)	14,632	55,455
First Business Financial Services, Inc.	72	1,775
First Commonwealth Financial Corporation	100,901	927,280
First Financial Bankshares, Inc.	50,913	1,693,366
First Merchants Corporation	3,756	98,520
First Niagara Financial Group, Inc.	772	7,990
FNB Corporation	2,287	30,806
German American Bancorp, Inc.	111	3,478
Glacier Bancorp, Inc.	1,448	39,617
Hampton Roads Bankshares, Inc.	141	261
Hancock Holding Company	1,440	39,744
Heartland Financial USA, Inc.	591	21,772
Heritage Commerce Corporation	17,050	180,389
Heritage Financial Corporation	35,134	647,168
Independent Bank Corporation (Massachusetts)	1,658	77,495
Investors Bancorp, Inc.	3,430	42,909
Lakeland Bancorp, Inc.	2,779	32,320
Lakeland Financial Corporation	5,857	263,155
LegacyTexas Financial Group, Inc.	78	2,239
M&T Bank Corporation	192	23,011

45

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Banks - 2.0% (Continued)
National Bank Holdings Corporation - Class A	11,425	$252,036
National Bankshares, Inc.	746	24,357
National Commerce Corporation	155	3,892
NBT Bancorp, Inc.	626	17,597
OFG Bancorp	106,365	979,622
Old Second Bancorp, Inc.	1,895	12,696
Pacific Premier Bancorp, Inc.	220	4,697
PacWest Bancorp	299	13,467
Park National Corporation	12,355	1,120,846
Park Sterling Corporation	3,826	27,738
Peapack-Gladstone Financial Corporation	465	10,514
Peoples Financial Services Corporation	236	9,610
Popular, Inc.	1,484	43,882
QCR Holdings, Inc.	1,174	26,744
Renasant Corporation	16,435	569,144
S&T Bancorp, Inc.	29,906	953,403
Sandy Spring Bancorp, Inc.	1,382	38,005
ServisFirst Bancshares, Inc.	5,366	227,411
South State Corporation	328	25,420
Southside Bancshares, Inc.	40,970	1,102,093
Southwest Bancorp, Inc.	953	16,115
State Bank Financial Corporation	6,321	135,269
Stock Yards Bancorp, Inc.	503	18,953
Talmer Bancorp, Inc. - Class A	880	14,802
Texas Capital Bancshares, Inc.	726	40,075
Tompkins Financial Corporation	1,411	76,589
Tristate Capital Holdings, Inc.	1,949	24,343
Triumph Bancorp, Inc.	4,130	68,930
Trustmark Corporation	1,589	38,184
Umpqua Holdings Corporation	183	3,056
United Bankshares, Inc.	10,023	396,410
United Community Banks, Inc.	390	7,862
Valley National Bancorp	3,796	39,858
Washington Trust Bancorp, Inc.	592	22,970
Westamerica Bancorporation	12,283	543,031
		15,556,174
Capital Markets - 0.8%
Actua Corporation	4,264	59,056
Apollo Investment Corporation	110	587
Arlington Asset Investment Corporation - Class A	81	1,122
BGC Partners, Inc. - Class A	35,218	304,636
Capitala Finance Corporation	4,103	54,980
Cohen & Steers, Inc.	45,458	1,390,560
Cowen Group, Inc. - Class A	203,669	857,446
Diamond Hill Investment Group, Inc.	56	11,203
Eaton Vance Corporation	3,042	109,847
Federated Investors, Inc. - Class B	4,369	134,259
Fidus Investment Corporation	10,081	139,420
Fifth Street Senior Floating Rate Corporation	4,824	41,245
Financial Engines, Inc.	4,909	157,873
FS Investment Corporation	10,902	106,404

46

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Capital Markets - 0.8% (Continued)
FXCM, Inc. - Class A	1,763	$15,268
Gladstone Capital Corporation	24,804	214,803
Gladstone Investment Corporation	8,218	61,553
Greenhill & Company, Inc.	1,009	26,052
GSV Capital Corporation	728	6,982
Horizon Technology Finance Corporation	1,868	18,232
KCAP Financial, Inc.	5,404	26,534
KCG Holdings, Inc. - Class A	21,787	272,120
Legg Mason, Inc.	223	9,979
LPL Financial Holdings, Inc.	4,814	205,076
Manning & Napier, Inc.	131,028	982,710
Medley Capital Corporation	3,152	23,482
OHA Investment Corporation	3,259	13,981
Oppenheimer Holdings, Inc. - Class A	7,676	140,855
PennantPark Investment Corporation	274	1,893
Pzena Investment Management, Inc. - Class A	5,750	54,797
RCS Capital Corporation - Class A	34,279	25,987
Safeguard Scientifics, Inc.	44,326	786,786
Stellus Capital Investment Corporation	4,314	44,262
T Rowe Price Group, Inc.	1,013	76,603
Triangle Capital Corporation	268	4,602
Virtu Financial, Inc. - Class A	39	944
		6,382,139
Consumer Finance - 0.6%
Atlanticus Holdings Corporation	34,543	104,320
Cash America International, Inc.	17,696	611,043
Credit Acceptance Corporation	476	90,007
Encore Capital Group, Inc.	18,373	747,781
Enova International, Inc.	5,275	68,575
EZCORP, Inc. - Class A	66,763	444,641
Green Dot Corporation - Class A	671	12,440
Nelnet, Inc. - Class A	6,315	225,951
PRA Group, Inc.	717	39,292
Synchrony Financial	1,738	53,461
World Acceptance Corporation	64,147	2,445,925
		4,843,436
Diversified Financial Services - 0.3%
Capital Southwest Corporation	1,688	25,236
CBOE Holdings, Inc.	298	19,978
CME Group, Inc.	1,013	95,698
FNFV Group	2,341	26,313
Global Eagle Entertainment, Inc.	25,719	342,577
Medallion Financial Corporation	28,515	238,385
MSCI, Inc.	594	39,798
NASDAQ OMX Group, Inc. (The)	182	10,536
On Deck Capital, Inc.	150,260	1,430,475
PICO Holdings, Inc.	6,883	66,490
		2,295,486
Insurance - 1.0%
Ace Ltd.	1,038	117,855
Ambac Financial Group, Inc.	5,783	93,395

47

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Insurance - 1.0% (Continued)
AmTrust Financial Services, Inc.	1,361	$92,847
Arch Capital Group Ltd.	709	53,097
Chubb Corporation (The)	87	11,253
Citizens, Inc.	232,626	1,954,058
Enstar Group, Inc. (The)	1,506	237,647
Erie Indemnity Company - Class A	228	19,941
Genworth Financial, Inc. - Class A	65,024	304,312
HCI Group, Inc.	9,553	416,606
Horace Mann Educators Corporation	660	22,598
MBIA, Inc.	81,355	610,976
Mercury General Corporation	2,151	116,176
National Interstate Corporation	178	5,109
National Western Life Group, Inc. - Class A	23	5,934
Navigators Group, Inc. (The)	123	10,498
OneBeacon Insurance Group Ltd. - Class A	11,130	160,161
Phoenix Companies, Inc. (The)	19,298	663,465
Primerica, Inc.	41,892	1,995,316
Principal Financial Group, Inc.	817	40,981
Progressive Corporation (The)	1,044	34,588
Safety Insurance Group, Inc.	3,033	175,762
StanCorp Financial Group, Inc.	183	20,994
State Auto Financial Corporation	1,107	26,402
State National Companies, Inc.	2,984	26,946
Torchmark Corporation	1,202	69,728
Travelers Companies, Inc. (The)	168	18,966
United Insurance Holdings Corporation	29,112	480,930
Universal Insurance Holdings, Inc.	513	16,185
		7,802,726
Real Estate Investment Trusts (REIT) - 3.8%
Acadia Realty Trust	18,245	600,078
American Campus Communities, Inc.	16,287	660,764
American Homes 4 Rent - Class A	29,706	490,149
American Residential Properties, Inc.	912	15,112
American Tower Corporation	808	82,602
Apartment Investment & Management Company – Class A	2,173	85,160
AvalonBay Communities, Inc.	2,336	408,403
BioMed Realty Trust, Inc.	30,764	720,185
City Office REIT, Inc.	867	9,962
Columbia Property Trust, Inc.	15,338	380,996
Crown Castle International Corporation	1,684	143,915
CubeSmart	5,096	141,771
Digital Realty Trust, Inc.	9,647	713,492
Douglas Emmett, Inc.	6,680	204,074
Duke Realty Corporation	46,748	967,684
Education Realty Trust, Inc.	20,040	719,636
Equity Lifestyle Properties, Inc.	11,879	718,442
Equity One, Inc.	25,255	671,278
Equity Residential	5,611	433,842
Extra Space Storage, Inc.	8,359	662,367
Federal Realty Investment Trust	6,366	913,457

48

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Real Estate Investment Trusts (REIT) - 3.8% (Continued)
Franklin Street Properties Corporation	17,827	$185,757
General Growth Properties, Inc.	19,285	558,301
Gladstone Commercial Corporation	30,113	482,109
Gladstone Land Corporation	14,015	128,938
Government Properties Income Trust	37,568	611,607
Gyrodyne, LLC	4,535	122,445
HCP, Inc.	2,315	86,118
Healthcare Realty Trust, Inc.	29,212	770,028
Healthcare Trust of America, Inc. - Class A	24,189	636,413
Independence Realty Trust, Inc.	36,085	282,906
Investors Real Estate Trust	29,703	241,188
Kimco Realty Corporation	23,439	627,462
Liberty Property Trust	9,115	310,092
LTC Properties, Inc.	10,176	436,042
Macerich Company (The)	2,191	185,665
Monogram Residential Trust, Inc.	29,195	287,863
National Retail Properties, Inc.	5,783	219,754
New York REIT, Inc.	56,851	648,101
Parkway Properties, Inc.	3,964	66,318
Pennsylvania Real Estate Investment Trust	38,939	875,349
Physicians Realty Trust	49,447	790,163
Post Properties, Inc.	4,199	250,848
Preferred Apartment Communities, Inc. - Class A	10,332	113,135
PS Business Parks, Inc.	2,985	256,083
Public Storage	3,593	824,450
QTS Realty Trust, Inc. - Class A	4,368	187,868
Realty Income Corporation	16,432	812,727
Regency Centers Corporation	10,059	683,610
Retail Opportunity Investments Corporation	37,706	683,610
Rexford Industrial Realty, Inc.	2,372	35,936
Saul Centers, Inc.	13,228	741,694
Simon Property Group, Inc.	3,687	742,783
SL Green Realty Corporation	1,820	215,888
Sovran Self Storage, Inc.	700	69,909
STAG Industrial, Inc.	24,408	500,852
Starwood Waypoint Residential Trust	3,147	77,416
STORE Capital Corporation	1,594	36,136
Sun Communities, Inc.	814	54,554
Tanger Factory Outlet Centers, Inc.	4,933	172,408
Taubman Centers, Inc.	7,064	543,787
Terreno Realty Corporation	4,297	96,167
Tier REIT, Inc.	17,377	253,183
UDR, Inc.	9,200	317,032
Universal Health Realty Income Trust	4,982	247,556
Vornado Realty Trust	4,107	412,959
Walter Investment Management Corporation	182,348	2,180,882
Washington Real Estate Investment Trust	7,131	192,608
Weingarten Realty Investors	5,942	212,486
Welltower, Inc.	8,119	526,680
Wheeler Real Estate Investment Trust, Inc.	23,355	45,542
		29,784,777

49

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corporation	17,286	$275,885
Banc of California, Inc.	3,120	40,685
BankUnited, Inc.	1,161	43,166
Berkshire Hills Bancorporation, Inc.	1,165	33,319
BofI Holding, Inc.	1,692	135,377
Capitol Federal Financial, Inc.	86,769	1,126,262
Clifton Bancorp, Inc.	15,397	224,488
Federal Agricultural Mortgage Corporation - Class C	8,654	254,081
First Financial Northwest, Inc.	2,137	26,819
Flagstar Bancorp, Inc.	4,942	109,910
Flushing Financial Corporation	6,316	132,889
HomeStreet, Inc.	12,800	267,904
Impac Mortgage Holdings, Inc.	111,911	2,501,211
Kearny Financial Corporation	23,718	283,430
Meridian Bancorp, Inc.	1,423	19,979
New York Community Bancorp, Inc.	876	14,471
Northfield Bancorp, Inc.	35,121	538,054
Northwest Bancshares, Inc.	5,465	73,559
People's United Financial, Inc.	6,184	98,635
Stonegate Mortgage Corporation	4,098	23,481
TrustCo Bank Corporation	106,121	661,134
United Financial Bancorp, Inc.	612	7,944
WSFS Financial Corporation	4,534	144,045
		7,036,728
Health Care - 16.1%
Biotechnology - 7.6%
Abeona Therapeutics, Inc.	24,155	95,412
Achillion Pharmaceuticals, Inc.	2,312	18,080
Adamas Pharmaceuticals, Inc.	20,962	309,399
Advaxis, Inc.	68,914	764,256
Agenus, Inc.	39,260	179,026
Agios Pharmaceuticals, Inc.	9,626	701,350
Akebia Therapeutics, Inc.	3,829	34,155
Alder Biopharmaceuticals, Inc.	12,716	406,658
Amicus Therapeutics, Inc.	274,237	2,056,778
Anavex Life Sciences Corporation	507	5,364
Anthera Pharmaceuticals, Inc.	4,109	23,709
Aquinox Pharmaceuticals, Inc.	17,226	263,386
Arena Pharmaceuticals, Inc.	34,918	65,995
ARIAD Pharmaceuticals, Inc.	2,006	13,721
Array BioPharma, Inc.	20,558	105,257
Arrowhead Research Corporation	212,182	1,092,737
Asterias Biotherapeutics, Inc.	49,791	228,043
Atara Biotherapeutics, Inc.	11,804	304,189
AVEO Pharmaceuticals, Inc.	24,632	28,573
BioCryst Pharmaceuticals, Inc.	33,301	299,376
Biota Pharmaceuticals, Inc.	188	363
BioTime, Inc.	78,204	294,829
bluebird bio, Inc.	2,069	159,582
Brainstorm Cell Therapeutics, Inc.	244	678
Calithera Biosciences, Inc.	84,708	723,406

50

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Biotechnology - 7.6% (Continued)
Cancer Genetics, Inc.	2,058	$13,377
Catalyst Pharmaceutical Partners, Inc.	17,873	56,479
Celladon Corporation	1,481	1,659
Celldex Therapeutics, Inc.	4,891	58,985
Cellular Biomedicine Group, Inc.	9,815	206,115
Cepheid	1,952	65,197
ChemoCentryx, Inc.	13,830	96,672
Chimerix, Inc.	4,515	176,898
CorMedix, Inc.	18,165	46,139
CTI BioPharma Corporation	122,921	163,485
Curis, Inc.	19,135	39,035
CytRx Corporation	203,691	566,261
Dicerna Pharmaceuticals, Inc.	3,737	37,445
Eagle Pharmaceuticals, Inc.	134	8,537
Enanta Pharmaceuticals, Inc.	51,774	1,454,332
Epizyme, Inc.	3,565	46,666
Esperion Therapeutics, Inc.	28,205	676,920
Exact Sciences Corporation	212,843	1,772,982
Fate Therapeutics, Inc.	75,164	330,722
Fibrocell Science, Inc.	338,849	1,294,403
Foundation Medicine, Inc.	27,134	608,344
Galena Biopharma, Inc.	1,185,052	1,990,887
Genocea Biosciences, Inc.	274,013	1,312,522
Genomic Health, Inc.	7,719	161,481
Geron Corporation	91,171	316,363
GlobeImmune, Inc.	100	248
Heron Therapeutics, Inc.	24,569	673,682
Idera Pharmaceuticals, Inc.	562,558	1,552,660
Ignyta, Inc.	71,751	734,730
ImmunoGen, Inc.	1,059	12,390
Immunomedics, Inc.	195,075	583,274
Incyte Corporation	152	17,865
Infinity Pharmaceuticals, Inc.	111,642	1,155,495
Inotek Pharmaceuticals Corporation	5,105	55,593
Inovio Pharmaceuticals, Inc.	85,946	544,038
Intercept Pharmaceuticals, Inc.	130	20,436
Intrexon Corporation	5,839	196,190
Juno Therapeutics, Inc.	9,092	470,602
Karyopharm Therapeutics, Inc.	109,526	1,462,172
Keryx Biopharmaceuticals, Inc.	661,037	2,961,446
Kindred Biosciences, Inc.	2,586	13,913
Kite Pharma, Inc.	5,659	385,095
La Jolla Pharmaceutical Company	7,356	183,826
Lion Biotechnologies, Inc.	21,898	141,680
MannKind Corporation	633,859	2,098,073
Medgenics, Inc.	17,314	113,407
Medivation, Inc.	263	11,062
NantKwest, Inc.	3,948	46,981
Neothetics, Inc.	502	3,961
Neuralstem, Inc.	115,865	136,721
Northwest Biotherapeutics, Inc.	591,947	2,888,701

51

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Biotechnology - 7.6% (Continued)
Nymox Pharmaceutical Corporation	103,219	$343,719
Ocata Therapeutics, Inc.	80,603	354,653
Omeros Corporation	161,417	2,022,555
OPKO Health, Inc.	5,990	56,606
Orexigen Therapeutics, Inc.	248,899	756,653
Organovo Holdings, Inc.	84,910	255,579
OvaScience, Inc.	188,435	2,444,002
Pieris Pharmaceuticals, Inc.	10,443	16,604
ProQR Therapeutics N.V.	960	13,987
Protalix BioTherapeutics, Inc.	16,341	16,995
PTC Therapeutics, Inc.	50,945	1,267,002
Puma Biotechnology, Inc.	904	74,508
Radius Health, Inc.	13,937	895,174
Regeneron Pharmaceuticals, Inc.	105	58,526
Regulus Therapeutics, Inc.	9,698	64,492
Sangamo BioSciences, Inc.	3,070	21,643
Sarepta Therapeutics, Inc.	32,037	770,810
Seattle Genetics, Inc.	3,030	125,715
Seres Therapeutics, Inc.	2,325	68,913
Spark Therapeutics, Inc.	16,280	877,492
Synthetic Biologics, Inc.	1,041,372	2,384,742
Tenax Therapeutics, Inc.	2,490	7,918
TESARO, Inc.	457	20,780
TG Therapeutics, Inc.	97,986	1,212,087
Theravance, Inc.	123,431	1,083,724
Tobira Therapeutics, Inc.	1,989	20,049
Tonix Pharmaceuticals Holding Corporation	5,625	37,125
TrovaGene, Inc.	209,488	902,893
Vascular Biogenics Ltd.	53,448	334,050
Versartis, Inc.	31,326	323,598
Vitae Pharmaceuticals, Inc.	108,104	1,284,276
Vital Therapies, Inc.	77,242	600,170
XBiotech, Inc.	17,251	244,619
XOMA Corporation	345,450	421,449
Zafgen, Inc.	216,736	2,087,168
ZIOPHARM Oncology, Inc.	219,931	2,505,014
		60,115,759
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	41,577	2,087,581
Abiomed, Inc.	254	18,710
Accuray, Inc.	14,894	99,790
Align Technology, Inc.	757	49,553
AngioDynamics, Inc.	23,784	299,203
Anika Therapeutics, Inc.	5,438	209,472
Antares Pharma, Inc.	945,024	1,304,133
AtriCure, Inc.	50,929	943,460
Avinger, Inc.	1,755	29,765
Cardiovascular Systems, Inc.	132,300	1,812,510
Cerus Corporation	510,294	2,434,102
ConforMIS, Inc.	11,419	223,470
CytoSorbents Corporation	66,504	494,790

52

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Health Care Equipment & Supplies - 3.2% (Continued)
Derma Sciences, Inc.	81,505	$406,710
DexCom, Inc.	2,027	168,890
EndoChoice Holdings, Inc.	2,129	21,971
Endologix, Inc.	15,446	131,909
GenMark Diagnostics, Inc.	205,256	1,305,428
Haemonetics Corporation	20,136	680,194
HeartWare International, Inc.	12,812	553,350
Hill-Rom Holdings, Inc.	818	43,100
IDEXX Laboratories, Inc.	2,322	159,336
Inogen, Inc.	22,128	945,751
Insulet Corporation	4,601	137,570
InVivo Therapeutics Holdings Corporation	3,908	28,372
iRadimed Corporation	3,543	93,889
Lantheus Holdings, Inc.	1,093	3,279
LDR Holding Corporation	40,449	1,023,360
Meridian Bioscience, Inc.	6,999	133,051
Navidea Biopharmaceuticals, Inc.	18,337	37,041
Novadaq Technologies, Inc.	5,175	67,534
NovoCure Ltd.	8,753	196,680
NuVasive, Inc.	2,838	133,840
Presbia plc	544	2,464
Quidel Corporation	54,553	1,048,509
ResMed, Inc.	1,384	79,732
Rockwell Medical, Inc.	247,784	2,869,339
SeaSpine Holdings Corporation	1,754	26,450
Second Sight Medical Products, Inc.	328,697	1,932,738
Sientra, Inc.	55,663	209,293
Spectranetics Corporation (The)	35,414	432,759
STAAR Surgical Company	9,521	77,596
Sunshine Heart, Inc.	247	622
SurModics, Inc.	3,367	71,818
Syneron Medical Ltd.	398	3,228
Tandem Diabetes Care, Inc.	104,893	951,380
TransEnterix, Inc.	3,194	7,953
Unilife Corporation	380,320	286,609
ZELTIQ Aesthetics, Inc.	13,881	468,345
Zimmer Biomet Holdings, Inc.	418	43,710
		24,790,339
Health Care Providers & Services - 1.6%
AAC Holdings, Inc.	68,182	1,581,822
Acadia Healthcare Company, Inc.	924	56,743
Adeptus Health, Inc. - Class A	66	4,283
Aetna, Inc.	296	33,975
Air Methods Corporation	1,204	49,280
BioScrip, Inc.	953,966	1,879,313
Brookdale Senior Living, Inc.	3,769	78,810
Centene Corporation	620	36,878
Community Health Systems, Inc.	1,693	47,472
DaVita HealthCare Partners, Inc.	959	74,332
Envision Healthcare Holdings, Inc.	1,555	43,851
ExamWorks Group, Inc.	45,951	1,297,656

53

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Health Care Providers & Services - 1.6% (Continued)
Express Scripts Holding Company	350	$30,233
Hanger, Inc.	5,635	81,257
Henry Schein, Inc.	275	41,720
Humana, Inc.	307	54,839
IPC The Hospitalist Company, Inc.	15,762	1,237,317
Landauer, Inc.	409	16,151
MEDNAX, Inc.	822	57,926
National Healthcare Corporation	174	11,359
Nobilis Health Corporation	345,388	973,994
Owens & Minor, Inc.	14,461	518,427
Patterson Companies, Inc.	1,296	61,430
Sharps Compliance Corporation	31,599	239,204
Teladoc, Inc.	22,153	435,750
Tenet Healthcare Corporation	1,013	31,778
Triple-S Management Corporation - Class B	11,442	235,591
Trupanion, Inc.	183,169	1,203,420
Universal American Corporation	139,141	1,037,992
VCA Antech, Inc.	1,318	72,187
Veracyte, Inc.	165,518	1,077,522
		12,602,512
Health Care Technology - 0.5%
athenahealth, Inc.	1,018	155,194
Castlight Health, Inc. - Class B	361,556	1,829,474
Computer Programs and Systems, Inc.	5,555	211,146
Imprivata, Inc.	132,394	1,428,531
Inovalon Holdings, Inc. - Class A	3,506	80,813
Veeva Systems, Inc. - Class A	4,519	114,647
		3,819,805
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.	162,326	2,722,207
Bio-Rad Laboratories, Inc. - Class A	339	47,284
Bio-Techne Corporation	667	58,829
Fluidigm Corporation	1,654	17,880
Harvard Bioscience, Inc.	4,853	14,268
Illumina, Inc.	1,211	173,512
NanoString Technologies, Inc.	29,687	430,758
Pacific Biosciences of California, Inc.	112,472	798,551
Sequenom, Inc.	499,349	873,861
WaferGen Bio-systems, Inc.	64,457	58,011
		5,195,161
Pharmaceuticals - 2.5%
AcelRx Pharmaceuticals, Inc.	463,304	1,825,418
Achaogen, Inc.	11,887	65,616
Alcobra Ltd.	19,629	163,510
Alimera Sciences, Inc.	6,896	20,757
Allergan plc	42	12,956
Ampio Pharmaceuticals, Inc.	435,836	1,521,068
ANI Pharmaceuticals, Inc.	966	40,417
Aratana Therapeutics, Inc.	122,296	854,849
Assembly Biosciences, Inc.	72,095	692,112
BioDelivery Sciences International, Inc.	300,455	1,616,448

54

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Pharmaceuticals - 2.5% (Continued)
Bristol-Myers Squibb Company	1,082	$71,358
Cempra, Inc.	10,632	236,030
Concordia Healthcare Corporation	4,023	123,144
ContraVir Pharmaceuticals, Inc.	63,947	102,955
Dipexium Pharmaceuticals, Inc.	668	7,896
Egalet Corporation	18,010	149,483
Endo International plc	1,961	117,640
Endocyte, Inc.	21,014	108,012
Horizon Pharma plc	23,295	366,197
IntelliPharmaCeutics International, Inc.	15,399	28,488
Lipocine, Inc.	9	108
Marinus Pharmaceuticals, Inc.	1,167	7,901
Medicines Company (The)	8,863	303,469
Nektar Therapeutics	3,738	44,370
Neos Therapeutics, Inc.	64	906
Ocera Therapeutics, Inc.	5,057	16,486
Ocular Therapeutix, Inc.	123,378	1,064,752
Oramed Pharmaceuticals, Inc.	3,963	26,156
Pacira Pharmaceuticals, Inc.	16,692	833,765
Relypsa, Inc.	765	12,232
Teligent, Inc.	111,796	812,757
Tetraphase Pharmaceuticals, Inc.	246,771	2,228,342
TherapeuticsMD, Inc.	7,144	41,935
Theravance Biopharma, Inc.	78,771	1,177,626
Tokai Pharmaceuticals, Inc.	66,929	739,566
VIVUS, Inc.	1,572,212	1,980,987
XenoPort, Inc.	382,945	2,339,794
		19,755,506
Industrials - 10.7%
Aerospace & Defense - 1.0%
AAR Corporation	4,731	107,346
Aerojet Rocketdyne Holdings, Inc.	69,318	1,174,247
AeroVironment, Inc.	38,912	897,700
American Science & Engineering, Inc.	3,023	113,302
Arotech Corporation	335	489
Astronics Corporation	15	567
Cubic Corporation	8	359
DigitalGlobe, Inc.	3,891	58,093
Engility Holdings, Inc.	5,195	167,227
Hexcel Corporation	1,416	65,589
KEYW Holding Corporation (The)	248,346	1,770,707
KLX, Inc.	3,717	145,372
National Presto Industries, Inc.	3,251	286,251
Precision Castparts Corporation	776	179,109
Sparton Corporation	3,017	70,990
Taser International, Inc.	87,170	2,040,650
TransDigm Group, Inc.	130	28,580
Triumph Group, Inc.	6,544	304,819
United Technologies Corporation	1,118	110,022
		7,521,419

55

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.	488	$20,125
United Parcel Service, Inc. - Class B	611	62,945
UTI Worldwide, Inc.	161,627	1,152,401
XPO Logistics, Inc.	88,454	2,455,483
		3,690,954
Airlines - 0.1%
Alaska Air Group, Inc.	1,848	140,910
Copa Holdings, S.A. - Class A	628	31,727
JetBlue Airways Corporation	2,563	63,665
Southwest Airlines Company	564	26,107
Spirit Airlines, Inc.	730	27,098
Virgin America, Inc.	11,040	393,134
		682,641
Building Products - 0.7%
A.O. Smith Corporation	756	58,076
AAON, Inc.	56,846	1,163,638
Advanced Drainage Systems, Inc.	1,245	39,118
Allegion plc	213	13,881
Builders FirstSource, Inc.	50,608	598,187
Fortune Brands Home & Security, Inc.	2,628	137,523
Lennox International, Inc.	345	45,819
PGT, Inc.	181,316	2,186,671
Trex Company, Inc.	36,854	1,439,886
		5,682,799
Commercial Services & Supplies - 1.5%
ACCO Brands Corporation	117,871	951,219
Avery Dennison Corporation	226	14,683
Brady Corporation - Class A	32,922	748,975
CECO Environmental Corporation	177,638	1,584,531
Cintas Corporation	792	73,727
Clean Harbors, Inc.	850	39,516
Covanta Holding Corporation	27,386	458,989
Deluxe Corporation	15,949	949,763
EnerNOC, Inc.	23,878	187,204
G&K Services, Inc. - Class A	5,569	366,552
Healthcare Services Group, Inc.	21,299	793,601
InnerWorkings, Inc.	146,219	1,093,718
MagneGas Corporation	85,572	95,841
McGrath RentCorp	3,182	95,619
Mobile Mini, Inc.	40,476	1,385,898
MSA Safety, Inc.	32,885	1,429,840
Multi-Color Corporation	5,245	408,271
Pitney Bowes, Inc.	2,004	41,383
Progressive Waste Solutions Ltd.	669	16,089
Rollins, Inc.	6,420	172,184
Stericycle, Inc.	469	56,923
Team, Inc.	23,599	825,965
West Corporation	5,083	121,026
		11,911,517
Construction & Engineering - 0.7%
Chicago Bridge & Iron Company	2,009	90,144

56

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Construction & Engineering - 0.7% (Continued)
Granite Construction, Inc.	101	$3,317
Great Lakes Dredge & Dock Corporation	1,630	6,520
HC2 Holdings, Inc.	163,230	1,234,019
Layne Christensen Company	61,588	390,468
NV5 Holdings, Inc.	65,647	1,528,262
Orion Marine Group, Inc.	176,269	689,212
Primoris Services Corporation	59,033	1,175,937
Quanta Services, Inc.	4,088	82,209
		5,200,088
Electrical Equipment - 1.2%
American Superconductor Corporation	247	1,341
China BAK Battery, Inc.	4,514	13,813
Eaton Corporation plc	250	13,978
Energous Corporation	42,422	312,226
Energy Focus, Inc.	57,525	931,905
Enphase Energy, Inc.	458,710	1,651,356
Generac Holdings, Inc.	38,088	1,202,057
Global Power Equipment Group, Inc.	122	528
Highpower International, Inc.	4,543	12,266
Plug Power, Inc.	1,367,268	3,295,116
Power Solutions International, Inc.	97,745	1,763,320
SolarCity Corporation	6,058	179,620
Thermon Group Holdings, Inc.	1,047	21,055
		9,398,581
Industrial Conglomerates - 0.0% (a)
3M Company	451	70,902
Danaher Corporation	153	14,276
Raven Industries, Inc.	6,242	113,667
		198,845
Machinery - 3.0%
Alamo Group, Inc.	11,092	520,437
Altra Industrial Motion Corporation	39,464	1,044,217
American Railcar Industries, Inc.	54,900	3,168,828
Caterpillar, Inc.	1,221	89,121
CLARCOR, Inc.	17,468	870,954
Cummins, Inc.	642	66,453
Donaldson Company, Inc.	6,083	183,707
Douglas Dynamics, Inc.	35,223	772,793
Dover Corporation	209	13,466
Dynamic Materials Corporation	143,864	1,025,750
Energy Recovery, Inc.	106,718	765,168
ExOne Company (The)	193,508	2,070,536
FreightCar America, Inc.	25,301	459,972
Gorman-Rupp Company (The)	19,584	559,906
Graco, Inc.	2,674	196,272
Greenbrier Companies, Inc. (The)	37,839	1,439,396
Harsco Corporation	139,279	1,494,464
Joy Global, Inc.	4,329	74,372
Kornit Digital Ltd.	951	11,355
L.B. Foster Company - Class A	55,682	820,196
Lindsay Corporation	33,347	2,260,260

57

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Machinery - 3.0% (Continued)
Lydall, Inc.	5,353	$183,233
Manitowoc Company, Inc. (The)	33,946	519,374
Mueller Industries, Inc.	4,043	127,435
Nordson Corporation	2,299	163,781
Oshkosh Corporation	2,599	106,793
Parker Hannifin Corporation	299	31,305
Proto Labs, Inc.	14,155	917,810
RBC Bearings, Inc.	7,795	533,100
Sun Hydraulics Corporation	31,855	933,033
Trimas Corporation	42,699	854,407
Twin Disc, Inc.	4,300	50,654
Watts Water Technologies, Inc. - Class A	9,807	533,893
Westinghouse Air Brake Technologies Corporation	678	56,186
Westport Innovations, Inc.	152,898	473,984
Woodward, Inc.	877	39,903
		23,432,514
Marine - 0.2%
Diana Shipping, Inc.	2,465	15,554
Golden Ocean Group Ltd.	613,086	1,207,780
Safe Bulkers, Inc.	154,553	476,023
Star Bulk Carriers Corporation	36,579	57,795
		1,757,152
Professional Services - 0.5%
Acacia Research Corporation	123,316	821,285
CBIZ, Inc.	4,622	49,686
CEB, Inc.	3,342	249,848
Dun & Bradstreet Corporation (The)	390	44,409
Franklin Covey Company	10	171
FTI Consulting, Inc.	73	2,483
Huron Consulting Group, Inc.	14,986	723,824
IHS, Inc. - Class A	797	95,273
Kelly Services, Inc. - Class A	5,848	92,398
Korn/Ferry International	9,156	333,004
Mistras Group, Inc.	14,156	267,832
Verisk Analytics, Inc.	894	64,019
VSE Corporation	16,319	937,690
		3,681,922
Road & Rail - 0.6%
Avis Budget Group, Inc.	1,005	50,190
Celadon Group, Inc.	107,564	1,557,527
Genesee & Wyoming, Inc. - Class A	1,549	103,938
Heartland Express, Inc.	43,455	818,258
Kansas City Southern	453	37,490
Marten Transport Ltd.	19,966	327,243
Old Dominion Freight Line, Inc.	906	56,118
Roadrunner Transportation Systems, Inc.	68,875	732,830
Saia, Inc.	445	10,506
Student Transportation, Inc.	6,893	28,744
Union Pacific Corporation	178	15,904
Universal Truckload Services, Inc.	44,843	716,591

58

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Road & Rail - 0.6% (Continued)
Werner Enterprises, Inc.	9,690	$256,397
		4,711,736
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	138	5,701
Beacon Roofing Supply, Inc.	6,983	247,128
CAI International, Inc.	12,032	139,812
Fastenal Company	3,942	154,369
Kaman Corporation	37,608	1,462,575
Neff Corporation - Class A	2,174	12,740
NOW, Inc.	66,741	1,101,894
TAL International Group, Inc.	17,675	299,768
Textainer Group Holdings Ltd.	36,900	721,764
Titan Machinery, Inc.	29,120	356,138
Veritiv Corporation	25,243	1,060,206
W.W. Grainger, Inc.	528	110,880
Watsco, Inc.	119	14,640
WESCO International, Inc.	2,164	105,884
		5,793,499
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	4,634	36,145

Information Technology - 10.4%
Communications Equipment - 0.7%
ADTRAN, Inc.	33,163	515,021
Alliance Fiber Optic Products, Inc.	475	6,465
Applied Optoelectronics, Inc.	2,446	50,437
Arista Networks, Inc.	1,829	117,989
Black Box Corporation	1,333	16,276
CalAmp Corporation	793	15,035
F5 Networks, Inc.	571	62,924
Motorola Solutions, Inc.	1,388	97,118
MRV Communications, Inc.	8,992	111,950
Novatel Wireless, Inc.	741,086	1,593,335
Numerex Corporation - Class A	15,783	127,211
ORBCOMM, Inc.	10,678	63,427
Palo Alto Networks, Inc.	608	97,888
Polycom, Inc.	31,342	431,893
QUALCOMM, Inc.	703	41,772
Radware Ltd.	139	2,073
Ruckus Wireless, Inc.	1,838	20,733
Sierra Wireless, Inc.	8	199
Ubiquiti Networks, Inc.	78,433	2,288,675
		5,660,421
Electronic Equipment, Instruments & Components - 2.4%
AVX Corporation	55,784	753,084
Badger Meter, Inc.	5,168	313,077
Checkpoint Systems, Inc.	17,264	129,135
Clearfield, Inc.	131,751	1,848,467
ClearSign Combustion Corporation	6,727	37,806
Cognex Corporation	1,079	40,570
Control4 Corporation	226,862	1,483,677

59

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Information Technology - 10.4% (Continued)
Electronic Equipment, Instruments & Components - 2.4% (Continued)
Daktronics, Inc.	146,243	$1,418,557
Dolby Laboratories, Inc. - Class A	4,670	161,909
DTS, Inc.	22,118	658,232
FARO Technologies, Inc.	54,065	1,826,856
Fitbit, Inc. - Class A	8,262	334,941
Identiv, Inc.	11	28
InvenSense, Inc.	38,841	462,985
IPG Photonics Corporation	1,294	106,910
Itron, Inc.	1,733	63,653
Knowles Corporation	98,413	1,639,561
Maxwell Technologies, Inc.	254,787	1,528,722
MicroVision, Inc.	598,444	1,765,410
Multi-Fineline Electronix, Inc.	4,613	85,710
National Instruments Corporation	3,540	107,864
Neonode, Inc.	407,317	1,026,439
Park Electrochemical Corporation	34,031	556,067
Planar Systems, Inc.	44,097	274,724
RealD, Inc.	24,730	251,504
Rogers Corporation	24,004	1,116,666
SuperCom Ltd.	1,028	8,132
Trimble Navigation Ltd.	1,055	24,001
TTM Technologies, Inc.	23,487	171,455
Universal Display Corporation	12,897	442,496
Vishay Precision Group, Inc.	751	8,809
Zebra Technologies Corporation - Class A	779	59,905
		18,707,352
Internet Software & Services - 2.4%
Aerohive Networks, Inc.	24,315	163,883
Alarm.com Holdings, Inc.	3,033	38,367
Amber Road, Inc.	23,862	95,925
Angie's List, Inc.	232,598	1,797,983
Apigee Corporation	18,015	173,845
Bazaarvoice, Inc.	100,651	445,884
Benefitfocus, Inc.	35,207	1,125,216
Brightcove, Inc.	14,087	87,339
Care.com, Inc.	202,681	1,218,113
Chegg, Inc.	9,735	67,171
Cimpress N.V.	15,774	1,244,569
Cyren Ltd.	421	846
Demandware, Inc.	693	39,293
eGain Corporation	3,233	14,807
Envestnet, Inc.	906	27,053
Five9, Inc.	3,841	16,632
Gogo, Inc.	15,361	217,051
GrubHub, Inc.	55,479	1,330,386
Hortonworks, Inc.	56,254	1,094,703
Internap Network Services Corporation	58,207	393,479
LendingClub Corporation	10,416	147,699
Limelight Networks, Inc.	28,359	57,852
Marchex, Inc. - Class B	6,132	26,490
Marketo, Inc.	547	16,098

60

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Information Technology - 10.4% (Continued)
Internet Software & Services - 2.4% (Continued)
MINDBODY, Inc. - Class A	2,171	$33,954
Opower, Inc.	174,272	1,681,725
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	550	13,557
Quotient Technology, Inc.	351,561	1,947,648
Rocket Fuel, Inc.	31,020	142,692
Shopify, Inc. - Class A	6	193
Shutterstock, Inc.	2,930	83,446
Stamps.com, Inc.	108	8,166
Textura Corporation	31,355	920,583
TrueCar, Inc.	387,431	2,378,826
Tucows, Inc. - Class A	923	24,949
Twitter, Inc.	2,899	82,506
United Online, Inc.	17,089	199,600
VeriSign, Inc.	300	24,180
WebMD Health Corporation	2,703	109,904
Xoom Corporation	16,702	416,548
Yahoo, Inc.	1,788	63,689
Yelp, Inc.	34,863	775,702
Zillow Group, Inc. - Class A	2,565	79,028
Zillow Group, Inc. - Class C	4,432	122,722
		18,950,302
IT Services - 0.3%
Acxiom Corporation	1,774	39,241
Automatic Data Processing, Inc.	1,051	91,426
Booz Allen Hamilton Holding Corporation	131	3,859
Cardtronics, Inc.	4,317	148,936
Cass Information Systems, Inc.	175	9,128
Convergys Corporation	21,119	542,125
CSG Systems International, Inc.	4,742	158,952
Datalink Corporation	27,496	200,721
Fiserv, Inc.	1,103	106,451
FleetCor Technologies, Inc.	467	67,650
InterCloud Systems, Inc.	35,692	54,966
Mattersight Corporation	11,609	83,701
MoneyGram International, Inc.	18,700	189,057
Paychex, Inc.	2,685	138,492
Science Applications International Corporation	12	550
Teradata Corporation	2,393	67,267
Total System Services, Inc.	503	26,382
Unisys Corporation	38,622	517,535
Visa, Inc. - Class A	696	53,996
Western Union Company (The)	2,899	55,806
WEX, Inc.	1,333	119,850
		2,676,091
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.	602,661	1,277,641
Alpha & Omega Semiconductor Ltd.	4,057	36,026
Altera Corporation	1,189	62,482
Ambarella, Inc.	20,922	1,034,384
Applied Micro Circuits Corporation	6,130	39,722

61

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Information Technology - 10.4% (Continued)
Semiconductors & Semiconductor Equipment - 1.8% (Continued)
Atmel Corporation	5,272	$40,067
Camtek Ltd.	5,278	12,826
Canadian Solar, Inc.	4,721	103,059
CEVA, Inc.	23,190	541,950
Cirrus Logic, Inc.	21,848	673,574
Cohu, Inc.	13,975	175,945
Cree, Inc.	1,492	37,583
Cypress Semiconductor Corporation	16,911	178,242
Diodes, Inc.	544	12,458
DSP Group, Inc.	2,220	22,422
Fairchild Semiconductor International, Inc.	49,214	820,889
Integrated Silicon Solution, Inc.	51,939	1,167,589
Intel Corporation	3,933	133,171
Kopin Corporation	49,246	131,487
Lattice Semiconductor Corporation	382,229	1,750,609
Linear Technology Corporation	887	39,401
Microchip Technology, Inc.	292	14,101
PMC-Sierra, Inc.	102,379	1,220,358
Rambus, Inc.	80,883	834,713
Rubicon Technology, Inc.	4,756	5,232
Skyworks Solutions, Inc.	1,458	112,616
SunEdison, Inc.	349,091	2,548,364
SunPower Corporation	14,494	389,019
Veeco Instruments, Inc.	28,904	520,850
		13,936,780
Software - 2.2%
Activision Blizzard, Inc.	3,485	121,139
American Software, Inc. - Class A	2,455	25,115
Aspen Technology, Inc.	5,894	243,953
Bottomline Technologies, Inc.	3,056	84,590
Box, Inc. - Class A	112,319	1,401,741
BroadSoft, Inc.	1,632	52,175
CommVault Systems, Inc.	10,146	411,116
Covisint Corporation	37,006	78,083
CyberArk Software Ltd.	2,537	125,937
Digimarc Corporation	25,673	576,616
Digital Turbine, Inc.	32,637	54,177
FactSet Research Systems, Inc.	183	32,047
Fleetmatics Group plc	697	38,795
Fortinet, Inc.	804	27,625
Globant S.A.	40,384	1,396,075
Glu Mobile, Inc.	17,948	73,946
Infoblox, Inc.	465	7,584
Interactive Intelligence Group, Inc.	2,631	85,087
Intuit, Inc.	1,071	104,347
Jive Software, Inc.	248,545	1,210,414
King Digital Entertainment plc	8,204	122,732
Microsoft Corporation	344	18,108
Mitek Systems, Inc.	6,954	22,740
MobileIron, Inc.	542,406	2,093,687
NetSuite, Inc.	364	30,965

62

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Information Technology - 10.4% (Continued)
Software - 2.2% (Continued)
NQ Mobile, Inc. - ADR	21,102	$81,454
Park City Group, Inc.	50,140	584,131
Paycom Software, Inc.	15,446	587,102
PROS Holdings, Inc.	5,101	122,526
SeaChange International, Inc.	50,879	329,187
ServiceNow, Inc.	150	12,247
SolarWinds, Inc.	738	42,826
Solera Holdings, Inc.	232	12,681
Sphere 3D Corporation	14,582	38,642
Splunk, Inc.	733	41,165
Synchronoss Technologies, Inc.	1,053	37,045
Tableau Software, Inc. - Class A	624	52,391
TeleNav, Inc.	32,041	230,695
TubeMogul, Inc.	44,084	526,804
Ultimate Software Group, Inc. (The)	333	68,049
Varonis Systems, Inc.	70,834	1,131,219
VASCO Data Security International, Inc.	127,206	2,418,186
VirnetX Holding Corporation	495,311	1,882,182
VMware, Inc. - Class A	697	41,925
Voltari Corporation	7,613	45,678
Workday, Inc. - Class A	1,121	88,525
Workiva, Inc.	17,021	282,208
		17,095,662
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corporation	186,404	1,875,224
Avid Technology, Inc.	13,390	113,146
Hutchinson Technology, Inc.	635	1,111
Immersion Corporation	382	4,958
Logitech International, S.A.	1,171	17,284
NetApp, Inc.	699	23,766
Pure Storage, Inc. - Class A	11,080	195,340
SanDisk Corporation	2,152	165,704
Silicon Graphics International Corporation	83,339	364,191
Stratasys Ltd.	72,185	1,840,718
Super Micro Computer, Inc.	3,252	91,739
Violin Memory, Inc.	175,218	282,101
		4,975,282
Materials - 3.5%
Chemicals - 1.4%
A. Schulman, Inc.	10,338	371,031
Albemarle Corporation	1,907	102,063
American Vanguard Corporation	21,474	287,966
Balchem Corporation	9,050	618,115
BioAmber, Inc.	9,002	67,245
Calgon Carbon Corporation	54,719	941,167
Celanese Corporation - Series A	379	26,928
Chemours Company (The)	24,976	173,084
China Green Agriculture, Inc.	7,320	12,444
Clean Diesel Technologies, Inc.	43,959	79,126
Core Molding Technologies, Inc.	30,251	606,230
Cytec Industries, Inc.	2,403	178,831

63

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Materials - 3.5% (Continued)
Chemicals - 1.4% (Continued)
Dow Chemical Company (The)	545	$28,160
E.I. du Pont de Nemours and Company	1,764	111,838
Flotek Industries, Inc.	137,296	2,485,058
H.B. Fuller Company	12,141	461,237
Hawkins, Inc.	1,174	48,650
Huntsman Corporation	748	9,851
Innospec, Inc.	57	3,149
Intrepid Potash, Inc.	279,577	1,079,167
Israel Chemicals Ltd.	35,778	198,210
Kronos Worldwide, Inc.	4,792	37,857
NewMarket Corporation	149	58,667
Platform Specialty Products Corporation	39,382	411,148
Praxair, Inc.	147	16,330
Senomyx, Inc.	234,624	1,161,389
Tantech Holdings Ltd.	20,287	63,092
Trinseo S.A.	1,286	41,731
Tronox Ltd. - Class A	108,582	674,294
Valhi, Inc.	6,061	14,971
Valspar Corporation (The)	831	67,269
Westlake Chemical Corporation	707	42,611
		10,478,909
Construction Materials - 0.1%
US Concrete, Inc.	11,761	652,265
Vulcan Materials Company	255	24,628
		676,893
Containers & Packaging - 0.2%
Ball Corporation	1,037	71,034
Myers Industries, Inc.	97,689	1,524,925
Packaging Corporation of America	1,576	107,877
Sealed Air Corporation	1,867	91,707
Sonoco Products Company	595	25,401
UFP Technologies, Inc.	592	14,510
		1,835,454
Metals & Mining - 1.3%
B2Gold Corporation	10,458	11,190
Century Aluminum Company	115,332	417,502
Cliffs Natural Resources, Inc.	667,196	1,841,461
Compass Minerals International, Inc.	9,334	758,294
Eldorado Gold Corporation	5,396	18,886
Energy Fuels, Inc.	15,724	42,769
Freeport-McMoRan Copper & Gold, Inc.	9,022	106,189
Gold Resource Corporation	304,999	792,997
Hecla Mining Company	216,568	448,296
Horsehead Holding Corporation	871,888	2,476,162
HudBay Minerals, Inc.	35,245	183,626
IAMGOLD Corporation	39,024	70,243
NN, Inc.	37,264	514,243
NovaGold Resources, Inc.	14,079	50,966
Primero Mining Corporation	68,326	156,467
Real Industry, Inc.	1,481	14,070
Southern Copper Corporation	5,523	153,319

64

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Materials - 3.5% (Continued)
Metals & Mining - 1.3% (Continued)
Stillwater Mining Company	58,023	$541,935
SunCoke Energy, Inc.	11,818	58,617
Tahoe Resources, Inc.	108,083	902,493
TimkenSteel Corporation	27,290	290,366
Turquoise Hill Resources Ltd.	4,454	12,115
United States Steel Corporation	45,535	531,849
Yamana Gold, Inc. - ADR	37,692	82,545
		10,476,600
Paper & Forest Products - 0.5%
Deltic Timber Corporation	28,747	1,781,164
KapStone Paper and Packaging Corporation	15,020	326,685
Louisiana-Pacific Corporation	5,880	103,841
Wausau Paper Corporation	181,761	1,855,780
		4,067,470
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	42,499	1,305,569
Consolidated Communications Holdings, Inc.	39,700	877,370
Frontier Communications Corporation	25,361	130,356
Globalstar, Inc.	683,875	1,230,975
IDT Corporation - Class B	27,631	357,821
inContact, Inc.	62,063	552,361
Pacific DataVision, Inc.	3,136	87,871
Premiere Global Services, Inc.	31,403	429,593
Windstream Holdings, Inc.	39,194	255,153
Zayo Group Holdings, Inc.	1,267	33,613
		5,260,682
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc.	2,757	19,354
NTELOS Holdings Corporation	188,228	1,729,815
RingCentral, Inc. - Class A	17,056	315,536
Sprint Corporation	36,291	171,657
T-Mobile US, Inc.	1,661	62,935
		2,299,297
Utilities - 0.6%
Electric Utilities - 0.1%
El Paso Electric Company	336	12,993
Genie Energy Ltd. - Class B	3,736	42,366
Great Plains Energy, Inc.	1,716	47,190
Hawaiian Electric Industries, Inc.	146	4,272
ITC Holdings Corporation	1,640	53,661
Pepco Holdings, Inc.	615	16,377
Pinnacle West Capital Corporation	490	31,120
PPL Corporation	304	10,458
Southern Company	1,487	67,064
Westar Energy, Inc.	1,879	74,596
Xcel Energy, Inc.	433	15,428
		375,525
Gas Utilities - 0.2%
AGL Resources, Inc.	422	26,375
Laclede Group, Inc. (The)	2,451	143,555

65

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.6% (Continued)	Shares	Value
Utilities - 0.6% (Continued)
Gas Utilities - 0.2% (Continued)
New Jersey Resources Corporation	508	$16,093
Northwest Natural Gas Company	26,089	1,246,272
Piedmont Natural Gas Company, Inc.	400	22,924
Questar Corporation	2,677	55,280
		1,510,499
Independent Power and Renewable Electricity Producers - 0.2%
8point3 Energy Partners, L.P.	4,722	63,558
Abengoa Yield plc	48,077	890,867
NRG Yield, Inc. - Class A	2,241	30,769
NRG Yield, Inc. - Class C	2,258	32,605
Ormat Technologies, Inc.	1,065	40,172
Pattern Energy Group, Inc.	1,807	42,266
TerraForm Power, Inc. - Class A	25,617	467,510
TransAlta Corporation	6,078	28,202
Vivint Solar, Inc.	13,737	162,509
		1,758,458
Multi-Utilities - 0.1%
Ameren Corporation	651	28,436
Consolidated Edison, Inc.	934	61,411
NorthWestern Corporation	5,565	301,567
OGE Energy Corporation	740	21,097
Public Service Enterprise Group, Inc.	424	17,507
SCANA Corporation	1,082	64,076
Vectren Corporation	1,490	67,750
WEC Energy Group, Inc.	2,174	112,092
		673,936
Water Utilities - 0.0% (a)
Aqua America, Inc.	396	11,326
Cadiz, Inc.	30,687	104,949
SJW Corporation	3,176	100,774
		217,049

Total Common Stocks (Proceeds $633,068,434)		$546,507,164

INVESTMENT COMPANIES - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $15,333)	1,080	$9,050

66

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$133,572
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	571
Total Warrants (Proceeds $551,327)		$134,143

Total Securities Sold Short - 69.6% (Proceeds $633,635,094)		$546,650,357

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is $(133,572) at October 31, 2015, representing 0.0% (a) of net assets (Note 2).

See accompanying notes to financial statements.

67

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2015

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2015	604	$10,056,600	$50,931
E-Mini S&P 500 Future	12/18/2015	470	48,645,000	(1,072,279)
Total Futures Contracts Sold Short			$58,701,600	$(1,021,348)

See accompanying notes to financial statements.

68

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2015

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 16.5%
Auto Components - 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	17,370	$384,919
Cooper-Standard Holdings, Inc. (a)	4,835	314,468
Dana Holding Corporation	12,865	216,132
Metaldyne Performance Group, Inc.	8,029	175,193
Remy International, Inc.	3,569	105,250
Standard Motor Products, Inc.	5,772	255,411
Tower International, Inc. (a)	18,289	502,399
		1,953,772
Automobiles - 0.1%
Thor Industries, Inc.	2,333	126,169

Distributors - 0.0% (b)
Stock Building Supply Holdings, Inc. (a)	844	14,584

Diversified Consumer Services - 0.9%
Capella Education Company	2,396	108,179
Career Education Corporation (a)	1,862	6,722
Houghton Mifflin Harcourt Company (a)	2,881	56,439
K12, Inc. (a)	27,823	270,161
Liberty Tax, Inc.	4,757	109,839
Regis Corporation (a)	590	9,747
Steiner Leisure Ltd. (a)	4,668	295,765
		856,852
Hotels, Restaurants & Leisure - 3.5%
Belmond Ltd. - Class A (a)	19,313	207,422
Boyd Gaming Corporation (a)	17,356	346,946
Bravo Brio Restaurant Group, Inc. (a)	1,058	12,421
Caesars Acquisition Company - Class A (a)	19,778	144,775
Caesars Entertainment Corporation (a)	46,935	377,827
Carrols Restaurant Group, Inc. (a)	24,094	283,345
Churchill Downs, Inc.	993	145,802
Dave & Buster's Entertainment, Inc. (a)	198	7,639
Del Frisco's Restaurant Group, Inc. (a)	5,442	73,304
Denny's Corporation (a)	10,861	119,036
Diamond Resorts International, Inc. (a)	1,831	52,074
Eldorado Resorts, Inc. (a)	30,403	300,990
International Speedway Corporation - Class A	2,664	92,414
Intrawest Resorts Holdings, Inc. (a)	14,708	131,784
Isle of Capri Casinos, Inc. (a)	13,317	254,754
Jack in the Box, Inc.	1,492	111,199
Krispy Kreme Doughnuts, Inc. (a)	7,688	105,249
Marcus Corporation	11,548	238,928
Monarch Casino & Resort, Inc. (a)	8,242	180,829
Penn National Gaming, Inc. (a)	13,351	238,449
Speedway Motorsports, Inc.	53	979
		3,426,166
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	2,468	78,877
Beazer Homes USA, Inc. (a)	142	2,022
Ethan Allen Interiors, Inc.	306	8,326

69

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Consumer Discretionary - 16.5% (Continued)
Household Durables - 1.8% (Continued)
Flexsteel Industries, Inc.	4,488	$195,183
Green Brick Partners, Inc. (a)	3,334	35,174
Helen of Troy Ltd. (a)	1,916	190,086
Installed Building Products, Inc. (a)	6,078	134,628
KB Home	22,451	294,108
La-Z-Boy, Inc.	10,921	311,795
Libbey, Inc.	3,233	108,758
M/I Homes, Inc. (a)	1,265	29,032
Taylor Morrison Home Corporation - Class A (a)	8,162	150,426
WCI Communities, Inc. (a)	11,309	270,172
		1,808,587
Internet & Catalog Retail - 0.8%
FTD Companies, Inc. (a)	4,806	136,106
Liberty TripAdvisor Holdings, Inc. - Series A (a)	15,534	484,505
Travelport Worldwide Ltd.	11,502	155,852
		776,463
Leisure Products - 0.4%
Callaway Golf Company	20,203	201,020
Malibu Boats, Inc. - Class A (a)	8,072	114,703
Vista Outdoor, Inc. (a)	2,445	109,340
		425,063
Media - 1.9%
AMC Entertainment Holdings, Inc. - Class A	8,331	228,019
Cable One, Inc. (a)	13	5,635
Carmike Cinemas, Inc. (a)	9,772	250,261
Clear Channel Outdoor Holdings, Inc. - Class A (a)	13,222	98,901
Entercom Communications Corporation - Class A (a)	5,852	64,606
Global Sources Ltd. (a)	3,520	31,504
Gray Television, Inc. (a)	23,773	377,753
Harte-Hanks, Inc.	2,765	11,751
John Wiley & Sons, Inc. - Class A	101	5,285
Journal Media Group, Inc.	16,819	205,865
Martha Stewart Living Omnimedia, Inc. - Class A (a)	12,701	76,714
National CineMedia, Inc.	9,471	134,488
Reading International, Inc. - Class A (a)	21,748	337,094
Time, Inc.	998	18,543
		1,846,419
Multiline Retail - 0.1%
Fred's, Inc. - Class A	3,523	48,723

Specialty Retail - 3.5%
Asbury Automotive Group, Inc. (a)	2,070	163,944
Ascena Retail Group, Inc. (a)	9,417	125,434
Barnes & Noble, Inc.	23,810	309,292
Caleres, Inc.	15,341	468,821
Chico's FAS, Inc.	1,214	16,777
Children's Place, Inc. (The)	3,812	204,590
Citi Trends, Inc.	2,821	74,954
CST Brands, Inc.	3,557	127,803
Express, Inc. (a)	520	10,036
GNC Holdings, Inc. - Class A	2,833	84,282

70

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Consumer Discretionary - 16.5% (Continued)
Specialty Retail - 3.5% (Continued)
Group 1 Automotive, Inc.	2,901	$252,242
MarineMax, Inc. (a)	19,104	301,843
Men's Wearhouse, Inc. (The)	215	8,596
Murphy USA, Inc. (a)	3,078	188,897
Outerwall, Inc.	303	18,180
Pep Boys - Manny, Moe & Jack (The) (a)	28,358	426,504
Sears Hometown and Outlet Stores, Inc. (a)	8,488	68,244
Shoe Carnival, Inc.	3,872	87,004
Sportsman's Warehouse Holdings, Inc. (a)	10,202	109,774
Stage Stores, Inc.	33,489	325,848
Vitamin Shoppe, Inc. (a)	479	13,742
West Marine, Inc. (a)	8,033	81,776
		3,468,583
Textiles, Apparel & Luxury Goods - 1.5%
Culp, Inc.	6,041	181,290
Delta Apparel, Inc. (a)	3,445	56,601
Iconix Brand Group, Inc. (a)	1,147	17,572
Movado Group, Inc.	6,417	165,174
Oxford Industries, Inc.	7,856	572,074
Perry Ellis International, Inc. (a)	20,810	446,791
		1,439,502
Consumer Staples - 4.6%
Beverages - 0.5%
National Beverage Corporation (a)	6,896	259,565
Primo Water Corporation (a)	25,610	225,368
		484,933
Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	4,968	175,867
Ingles Markets, Inc. - Class A	2,505	125,100
Roundy's, Inc. (a)	15,108	32,482
SpartanNash Company	17,191	479,629
SUPERVALU, Inc. (a)	16,408	107,801
Weis Markets, Inc.	4,903	201,709
		1,122,588
Food Products - 1.8%
Calavo Growers, Inc.	3,504	180,141
Dean Foods Company	30,673	555,488
Fresh Del Monte Produce, Inc.	5,494	250,691
J & J Snack Foods Corporation	2,052	251,965
John B. Sanfilippo & Son, Inc.	1,992	128,922
Seneca Foods Corporation - Class A (a)	9,432	275,226
Snyder's-Lance, Inc.	4,159	147,811
		1,790,244
Household Products - 0.5%
Central Garden & Pet Company - Class A (a)	26,503	447,371

Personal Products - 0.7%
Avon Products, Inc.	56,534	227,832
Medifast, Inc. (a)	4,036	112,887
Natural Health Trends Corporation	819	40,344

71

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Consumer Staples - 4.6% (Continued)
Personal Products - 0.7% (Continued)
Nutraceutical International Corporation (a)	12,947	$317,201
		698,264
Energy - 5.0%
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc. (a)	10,078	84,353
Dril-Quip, Inc. (a)	156	9,603
Era Group, Inc. (a)	529	7,359
Fairmount Santrol Holdings, Inc. (a)	40,772	108,861
Gulf Island Fabrication, Inc.	7,848	79,343
Matrix Service Company (a)	1,267	28,761
Parker Drilling Company (a)	67,800	193,908
RPC, Inc.	11,065	122,047
Superior Energy Services, Inc.	20,344	288,071
TETRA Technologies, Inc. (a)	45,295	305,288
		1,227,594
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	10,284	172,257
Ardmore Shipping Corporation	11,831	169,775
Bill Barrett Corporation (a)	26,775	130,394
Callon Petroleum Company (a)	15,387	133,559
Carrizo Oil & Gas, Inc. (a)	712	26,793
Denbury Resources, Inc.	30,288	107,220
EP Energy Corporation - Class A (a)	1,851	10,199
Navios Maritime Acquisition Corporation	44,093	157,853
Pacific Ethanol, Inc. (a)	16,967	101,972
Panhandle Oil & Gas, Inc. - Class A	48	882
Par Petroleum Corporation (a)	12,758	290,882
PBF Energy, Inc. - Class A	6,206	211,004
QEP Resources, Inc.	15,675	242,335
Scorpio Tankers, Inc.	36,725	334,932
SemGroup Corporation - Class A	4,239	193,086
SM Energy Company	1,299	43,322
Targa Resources Corporation	58	3,315
Teekay Corporation	12,250	393,593
Teekay Tankers Ltd. - Class A	51,949	396,890
Westmoreland Coal Company (a)	27,217	194,874
World Fuel Services Corporation	7,170	318,778
WPX Energy, Inc. (a)	13,666	93,749
		3,727,664
Financials - 15.8%
Banks - 3.7%
Banner Corporation	2,072	101,673
Capital Bank Financial Corporation - Class A	2,162	69,833
CenterState Banks, Inc.	3,119	45,475
Chemical Financial Corporation	11,047	374,825
CoBiz Financial, Inc.	6,556	81,688
Enterprise Financial Services Corporation	4,002	113,497
First BanCorp (Puerto Rico) (a)	11,303	42,838
First Community Bancshares, Inc.	511	9,827
First Connecticut Bancorp, Inc.	714	12,409
First Financial Corporation	2,271	77,827

72

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 15.8% (Continued)
Banks - 3.7% (Continued)
First Foundation, Inc. (a)	6,810	$161,737
First Horizon National Corporation	1	3
First Interstate BancSystem, Inc. - Class A	1,753	49,715
First Midwest Bancorp, Inc.	7,755	138,194
First NBC Bank Holding Company (a)	2,077	77,244
Franklin Financial Network, Inc. (a)	2,808	75,282
Great Southern Bancorp, Inc.	672	32,478
Great Western Bancorp, Inc.	4,080	115,301
Green Bancorp, Inc. (a)	1,794	21,976
Guaranty Bancorp	5,790	95,419
Hanmi Financial Corporation	7,790	198,645
Hilltop Holdings, Inc. (a)	8,242	172,835
Horizon Bancorp	1,733	45,231
Independent Bank Corporation (Michigan)	7,395	107,080
Independent Bank Group, Inc.	626	24,383
MainSource Financial Group, Inc.	4,141	89,611
Mercantile Bank Corporation	2,961	65,320
Metro Bancorp, Inc.	3,587	111,125
NewBridge Bancorp	10,369	117,273
Opus Bank	2,322	86,495
Preferred Bank	3,416	113,104
Republic Bancorp, Inc. - Class A	159	4,043
Seacoast Banking Corporation of Florida (a)	7,073	109,490
ServisFirst Bancshares, Inc.	336	14,240
Suffolk Bancorp	6,771	202,385
TCF Financial Corporation	15,027	231,266
Union Bankshares Corporation	5,077	127,179
United Community Banks, Inc.	3,387	68,282
United Community Financial Corporation	10,587	58,017
Yadkin Financial Corporation	719	16,932
		3,660,177
Capital Markets - 0.5%
CorEnergy Infrastructure Trust, Inc.	13,939	71,228
Evercore Partners, Inc. - Class A	1,142	61,668
Janus Capital Group, Inc.	8,289	128,728
NorthStar Asset Management Group, Inc.	6,745	98,680
Westwood Holdings Group, Inc.	1,887	109,635
		469,939
Consumer Finance - 0.3%
Nelnet, Inc. - Class A	4,473	160,044
Regional Management Corporation (a)	7,698	125,554
		285,598
Diversified Financial Services - 0.3%
Consumer Portfolio Services, Inc. (a)	7,249	39,289
Gain Capital Holdings, Inc.	851	6,340
Marlin Business Services Corporation	6,907	121,978
PHH Corporation (a)	6,393	93,977
		261,584
Insurance - 3.2%
American National Insurance Company	1,620	167,314
AMERISAFE, Inc.	3,710	203,048

73

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 15.8% (Continued)
Insurance - 3.2% (Continued)
Argo Group International Holdings Ltd.	3,941	$246,391
Aspen Insurance Holdings Ltd.	2,178	105,873
Atlas Financial Holdings, Inc. (a)	5,564	105,827
EMC Insurance Group, Inc.	5,307	132,675
Employers Holdings, Inc.	4,451	117,818
FBL Financial Group, Inc. - Class A	1,692	106,427
Federated National Holding Company	3,406	104,854
Fidelity & Guaranty Life	3,957	105,652
Heritage Insurance Holdings, Inc. (a)	4,380	96,886
Infinity Property & Casualty Corporation	1,335	107,494
James River Group Holdings Ltd.	9,463	278,496
Kansas City Life Insurance Company	2,533	124,193
Maiden Holdings Ltd.	9,882	153,665
National General Holdings Corporation	7,186	141,636
Navigators Group, Inc. (The) (a)	541	46,174
Patriot National, Inc. (a)	691	8,776
ProAssurance Corporation	2,819	149,294
Selective Insurance Group, Inc.	8,705	317,645
Stewart Information Services Corporation	2,619	105,205
Third Point Reinsurance Ltd. (a)	533	7,286
United Fire Group, Inc.	4,084	151,884
United Insurance Holdings Corporation	3,436	56,763
		3,141,276
Real Estate Investment Trusts (REIT) - 5.6%
Agree Realty Corporation	3,881	125,667
Alexander's, Inc.	25	9,872
Alexandria Real Estate Equities, Inc.	1,022	91,714
Bluerock Residential Growth REIT, Inc.	16,512	193,521
Boston Properties, Inc.	153	19,255
Brandywine Realty Trust	11,977	161,689
Brixmor Property Group, Inc.	3,911	100,200
Camden Property Trust	526	38,814
Campus Crest Communities, Inc.	24,539	162,694
CareTrust REIT, Inc.	9,806	111,004
CBL & Associates Properties, Inc.	300	4,374
Cedar Realty Trust, Inc.	4,239	29,631
Chambers Street Properties	21,199	150,089
City Office REIT, Inc.	2,801	32,183
Corporate Office Properties Trust	5,374	123,602
Crown Castle International Corporation	194	16,579
CyrusOne, Inc.	2,125	74,970
DCT Industrial Trust, Inc.	2,624	97,403
DDR Corporation	3,420	57,456
DuPont Fabros Technology, Inc.	2,545	81,669
EastGroup Properties, Inc.	1,427	80,140
Empire State Realty Trust, Inc. - Class A	11,952	212,985
EPR Properties	591	33,575
Equity Commonwealth (a)	11	316
Equity One, Inc.	23	611
Essex Property Trust, Inc.	76	16,753
First Potomac Realty Trust	12,327	145,335

74

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 15.8% (Continued)
Real Estate Investment Trusts (REIT) - 5.6% (Continued)
Gaming and Leisure Properties, Inc.	890	$25,961
Geo Group, Inc. (The)	709	22,879
Getty Realty Corporation	4,427	74,728
Gladstone Land Corporation	1,319	12,135
Global Net Lease, Inc.	6,235	57,237
Highwoods Properties, Inc.	1,117	48,534
Hudson Pacific Properties, Inc.	6,375	182,134
Inland Real Estate Corporation	8,175	72,349
Iron Mountain, Inc.	3,034	92,962
Kilroy Realty Corporation	1,312	86,382
Kite Realty Group Trust	1,293	34,148
Lamar Advertising Company - Class A	2,131	120,252
Lexington Realty Trust	7,365	65,107
LTC Properties, Inc.	3	129
Mack-Cali Realty Corporation	3,232	70,328
Medical Properties Trust, Inc.	8,024	90,671
Mid-America Apartment Communities, Inc.	428	36,461
Monmouth Real Estate Investment Corporation	541	5,632
National Health Investors, Inc.	916	53,806
New Senior Investment Group, Inc.	16,946	169,799
One Liberty Properties, Inc.	1,834	43,209
Outfront Media, Inc.	7,454	175,989
Piedmont Office Realty Trust, Inc. - Class A	9,372	181,629
Ramco-Gershenson Properties Trust	4,727	79,414
Retail Properties of America, Inc. - Class A	10,429	156,122
Rouse Properties, Inc.	5,623	98,909
Sabra Health Care REIT, Inc.	7,599	172,345
Select Income REIT	9,683	195,597
Silver Bay Realty Trust Corporation	4,083	66,145
Spirit Realty Capital, Inc.	12,126	123,443
Terreno Realty Corporation	780	17,456
UMH Properties, Inc.	17,850	176,536
Universal Health Realty Income Trust	15	745
Urstadt Biddle Properties, Inc. - Class A	9,591	192,779
Ventas, Inc.	1,531	82,245
VEREIT, Inc.	16,237	134,118
Whitestone REIT	6,113	75,557
WP GLIMCHER, Inc.	2,284	26,540
		5,492,513
Thrifts & Mortgage Finance - 2.2%
Bank Mutual Corporation	14,923	108,042
Beneficial Bancorp, Inc. (a)	17,269	239,521
Berkshire Hills Bancorp, Inc.	3,619	103,503
Brookline Bancorp, Inc.	17,172	194,902
Dime Community Bancshares, Inc.	13,768	238,875
Essent Group Ltd. (a)	12,776	307,902
EverBank Financial Corporation	6,984	120,544
First Defiance Financial Corporation	1,024	39,219
Flagstar Bancorp, Inc. (a)	3,625	80,620
Home Bancorp, Inc.	310	7,868
LendingTree, Inc. (a)	458	55,583

75

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 15.8% (Continued)
Thrifts & Mortgage Finance - 2.2% (Continued)
Meta Financial Group, Inc.	524	$22,574
NMI Holdings, Inc. - Class A (a)	14,139	106,325
OceanFirst Financial Corporation	2,075	38,304
Ocwen Financial Corporation (a)	4,324	30,225
PennyMac Financial Services, Inc. - Class A (a)	6,573	108,717
Provident Financial Services, Inc.	4,887	99,304
Territorial Bancorp, Inc.	2,603	72,572
Walker & Dunlop, Inc. (a)	4,104	119,057
Washington Federal, Inc.	4,508	112,430
WSFS Financial Corporation	4	127
		2,206,214
Health Care - 17.0%
Biotechnology - 4.6%
AMAG Pharmaceuticals, Inc. (a)	143	5,720
Applied Genetic Technologies Corporation (a)	23,171	278,052
Ardelyx, Inc. (a)	2,807	45,979
Arena Pharmaceuticals, Inc. (a)	3,765	7,116
Ariad Pharmaceuticals, Inc. (a)	1,027	7,025
Bellicum Pharmaceuticals, Inc. (a)	9,439	118,082
BioSpecifics Technologies Corporation (a)	6,148	359,105
Cara Therapeutics, Inc. (a)	14,435	204,544
Coherus Biosciences, Inc. (a)	3,893	108,420
Concert Pharmaceuticals, Inc. (a)	22,471	510,316
Cytokinetics, Inc. (a)	19,519	168,059
Emergent BioSolutions, Inc. (a)	12,646	406,569
FibroGen, Inc. (a)	1,740	40,559
Harvard Apparatus Regenerative Technology, Inc. (a)	1	0
Ignyta, Inc. (a)	1,628	16,671
ImmunoGen, Inc. (a)	810	9,477
Invitae Corporation (a)	16,046	122,270
Ironwood Pharmaceuticals, Inc. (a)	9,692	110,101
Merrimack Pharmaceuticals, Inc. (a)	2,361	22,052
Mirati Therapeutics, Inc. (a)	1,160	41,041
Momenta Pharmaceuticals, Inc. (a)	8,918	146,344
Myriad Genetics, Inc. (a)	5	202
NewLink Genetics Corporation (a)	270	10,333
Novavax, Inc. (a)	3,673	24,793
Oncothyreon, Inc. (a)	3,693	10,931
Osiris Therapeutics, Inc.	3,439	58,566
Pfenex, Inc. (a)	54	976
Progenics Pharmaceuticals, Inc. (a)	5,951	43,680
Raptor Pharmaceutical Corporation (a)	14,558	79,341
Rigel Pharmaceuticals, Inc. (a)	110,152	279,786
Sage Therapeutics, Inc. (a)	359	18,032
SciClone Pharmaceuticals, Inc. (a)	44,372	338,115
Sorrento Therapeutics, Inc. (a)	2,215	19,138
Spectrum Pharmaceuticals, Inc. (a)	50,341	262,277
Stemline Therapeutics, Inc. (a)	6,604	58,709
Threshold Pharmaceuticals, Inc. (a)	23,860	90,907
TRACON Pharmaceuticals, Inc. (a)	5,708	59,934
Trevena, Inc. (a)	12,787	123,011

76

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Biotechnology - 4.6% (Continued)
Vanda Pharmaceuticals, Inc. (a)	26,620	$285,899
		4,492,132
Health Care Equipment & Supplies - 4.1%
Analogic Corporation	124	10,865
AngioDynamics, Inc. (a)	3,457	43,489
Atrion Corporation	687	253,503
Cantel Medical Corporation	4,014	237,950
CONMED Corporation	213	8,639
CryoLife, Inc.	4,943	52,099
Cutera, Inc. (a)	3,916	53,140
Cynosure, Inc. - Class A (a)	8,357	314,557
Entellus Medical, Inc. (a)	147	2,497
Exactech, Inc. (a)	2,096	35,695
Greatbatch, Inc. (a)	8,033	429,364
ICU Medical, Inc. (a)	1,040	114,369
Integra LifeSciences Holdings Corporation (a)	4,377	260,738
Invacare Corporation	9,528	164,644
iRadimed Corporation (a)	2,369	62,778
LeMaitre Vascular, Inc.	11,768	156,750
Masimo Corporation (a)	2,075	82,336
Merit Medical Systems, Inc. (a)	21,237	393,734
Natus Medical, Inc. (a)	364	16,573
NuVasive, Inc. (a)	1,995	94,084
NxStage Medical, Inc. (a)	15,470	258,504
OraSure Technologies, Inc. (a)	72,054	374,681
Orthofix International N.V. (a)	13,757	468,426
TransEnterix, Inc. (a)	16,825	41,894
Vascular Solutions, Inc. (a)	1,490	47,859
Wright Medical Group N.V. (a)	3,530	68,235
		4,047,403
Health Care Providers & Services - 3.7%
Aceto Corporation	3,712	111,954
Addus HomeCare Corporation (a)	13,611	340,003
Alliance HealthCare Services, Inc. (a)	4,300	36,378
Almost Family, Inc. (a)	1,213	50,194
BioTelemetry, Inc. (a)	12,029	156,617
Chemed Corporation	809	127,248
Civitas Solutions, Inc. (a)	12,879	331,377
CorVel Corporation (a)	7,809	259,259
Cross Country Healthcare, Inc. (a)	8,162	110,187
Ensign Group, Inc. (The)	175	7,378
HMS Holdings Corporation (a)	13,986	147,273
IPC The Hospitalist Company, Inc. (a)	8	628
LHC Group, Inc. (a)	7,791	351,101
Magellan Health, Inc. (a)	3,556	189,890
PharMerica Corporation (a)	4,138	118,223
Premier, Inc. - Class A (a)	13,319	450,315
Providence Service Corporation (The) (a)	2,069	106,864
RadNet, Inc. (a)	26,265	173,612
Select Medical Holdings Corporation	20,678	233,661
Surgical Care Affiliates, Inc. (a)	6,199	183,552

77

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Health Care Providers & Services - 3.7% (Continued)
Triple-S Management Corporation - Class B (a)	814	$16,760
U.S. Physical Therapy, Inc.	3,229	158,415
		3,660,889
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	34,101	479,460
HealthStream, Inc. (a)	4,615	109,883
MedAssets, Inc. (a)	6,398	151,505
Omnicell, Inc. (a)	3,515	95,608
Simulations Plus, Inc.	531	4,349
Vocera Communications, Inc. (a)	27,624	325,134
		1,165,939
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. (a)	39,358	362,094
Cambrex Corporation (a)	5,110	234,907
Enzo Biochem, Inc. (a)	55,230	205,456
INC Research Holdings, Inc. - Class A (a)	5,429	226,443
NeoGenomics, Inc. (a)	15,861	111,820
PRA Health Sciences, Inc. (a)	2,238	78,419
		1,219,139
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	3,626	96,959
Dermira, Inc. (a)	6,676	180,185
Heska Corporation (a)	5,423	166,811
Impax Laboratories, Inc. (a)	2,524	87,406
Lannett Company, Inc. (a)	1,113	49,829
Lipocine, Inc. (a)	3,204	38,320
Paratek Pharmaceuticals, Inc.	392	6,805
Phibro Animal Health Corporation - Class A	18,511	617,527
Prestige Brands Holdings, Inc. (a)	10,661	522,496
Revance Therapeutics, Inc. (a)	2,128	83,354
Sucampo Pharmaceuticals, Inc. - Class A (a)	5,481	106,112
Supernus Pharmaceuticals, Inc. (a)	2,531	41,762
ZS Pharma, Inc. (a)	1,001	65,075
		2,062,641
Industrials - 14.5%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. (a)	801	13,569
Cubic Corporation	1,037	46,510
Esterline Technologies Corporation (a)	1,808	139,306
		199,385
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	24,953	244,290
Echo Global Logistics, Inc. (a)	436	10,373
Forward Air Corporation	2,911	132,043
Hub Group, Inc. - Class A (a)	6,529	261,029
UTi Worldwide, Inc. (a)	1,641	11,700
		659,435
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	4,065	141,055
SkyWest, Inc.	26,398	502,618
		643,673

78

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Building Products - 2.4%
Apogee Enterprises, Inc.	4,308	$213,375
Armstrong World Industries, Inc. (a)	4,141	205,477
Continental Building Products, Inc. (a)	341	5,991
Gibraltar Industries, Inc. (a)	23,197	587,348
Masonite International Corporation (a)	2,638	157,937
NCI Building Systems, Inc. (a)	20,831	217,892
Patrick Industries, Inc. (a)	10,427	423,128
Ply Gem Holdings, Inc. (a)	963	11,383
TopBuild Corporation (a)	3,864	108,694
Universal Forest Products, Inc.	6,500	472,095
		2,403,320
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	11,041	313,564
Brink's Company (The)	12,678	392,764
Casella Waste Systems, Inc. - Class A (a)	1,754	10,647
Ennis, Inc.	10,516	210,636
Essendant, Inc.	3,096	107,029
G&K Services, Inc. - Class A	1,326	87,277
Herman Miller, Inc.	3,668	116,386
Interface, Inc.	5,507	107,662
McGrath RentCorp	2,008	60,340
SP Plus Corporation (a)	2,874	73,287
Steelcase, Inc. - Class A	19,333	375,254
Tetra Tech, Inc.	10,456	281,266
Viad Corporation	3,446	103,759
		2,239,871
Construction & Engineering - 1.5%
Aegion Corporation (a)	22,792	439,658
Argan, Inc.	879	32,479
EMCOR Group, Inc.	5,013	242,028
KBR, Inc.	7,594	140,033
MasTec, Inc. (a)	15,305	256,665
Northwest Pipe Company (a)	18,810	248,480
Tutor Perini Corporation (a)	4,604	77,255
		1,436,598
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	3,071	59,240
Belden, Inc.	5,565	356,327
LSI Industries, Inc.	16,500	177,210
Powell Industries, Inc.	5,683	189,358
PowerSecure International, Inc. (a)	15,312	190,787
Regal-Beloit Corporation	4,261	271,809
		1,244,731
Machinery - 2.6%
Astec Industries, Inc.	3,477	113,002
Barnes Group, Inc.	3,242	121,867
Blount International, Inc. (a)	570	3,460
Briggs & Stratton Corporation	14,249	253,205
Chart Industries, Inc. (a)	8,801	151,289
Crane Company	1,549	81,539
EnPro Industries, Inc.	2,607	128,030

79

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Machinery - 2.6% (Continued)
Global Brass & Copper Holdings, Inc.	15,240	$342,748
Graham Corporation	450	7,637
John Bean Technologies Corporation	4,469	200,479
Meritor, Inc. (a)	555	6,033
Mueller Industries, Inc.	3,627	114,323
Navistar International Corporation (a)	1,724	21,205
Rexnord Corporation (a)	4,403	81,367
SPX Corporation	22,423	274,682
Standex International Corporation	160	14,355
Tennant Company	184	10,657
Terex Corporation	5,782	115,987
Titan International, Inc.	30,493	216,500
Wabash National Corporation (a)	26,038	311,675
		2,570,040
Marine - 0.5%
Matson, Inc.	10,334	473,607
Navios Maritime Holdings, Inc.	12,527	26,432
		500,039
Professional Services - 1.1%
Barrett Business Services, Inc.	5,965	292,166
CRA International, Inc. (a)	1,717	40,178
GP Strategies Corporation (a)	2,584	64,833
Heidrick & Struggles International, Inc.	963	25,577
Kforce, Inc.	3,904	109,741
Korn/Ferry International	642	23,350
Mistras Group, Inc. (a)	5,852	110,720
Navigant Consulting, Inc. (a)	6,977	120,004
Resources Connection, Inc.	15,056	270,255
		1,056,824
Road & Rail - 0.7%
ArcBest Corporation	2,834	73,401
Covenant Transportation Group, Inc. - Class A (a)	10,251	197,844
PAM Transportation Services, Inc. (a)	2,684	95,846
Roadrunner Transportation Systems, Inc. (a)	6,893	73,341
YRC Worldwide, Inc. (a)	13,915	254,088
		694,520
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	2,917	120,501
DXP Enterprises, Inc. (a)	2,970	89,872
GATX Corporation	656	30,635
H&E Equipment Services, Inc.	11,327	218,725
MRC Global, Inc. (a)	461	5,486
Rush Enterprises, Inc. - Class A (a)	6,470	157,739
		622,958
Information Technology - 18.2%
Communications Equipment - 2.0%
Bel Fuse, Inc. - Class B	16,623	299,713
Black Box Corporation	5,837	71,270
CIENA Corporation (a)	5,669	136,849
Digi International, Inc. (a)	17,073	220,242
EMCORE Corporation (a)	3,426	23,434

80

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Communications Equipment - 2.0% (Continued)
Finisar Corporation (a)	11,594	$131,824
Infinera Corporation (a)	6,282	124,132
InterDigital, Inc.	332	16,845
Ixia (a)	9,563	137,803
NETGEAR, Inc. (a)	8,026	332,276
Plantronics, Inc.	3,927	210,566
ShoreTel, Inc. (a)	12,296	116,074
Sonus Networks, Inc. (a)	19,754	130,574
TESSCO Technologies, Inc.	43	939
Viavi Solutions, Inc. (a)	1,746	10,389
		1,962,930
Electronic Equipment, Instruments & Components - 3.8%
Anixter International, Inc. (a)	2,049	140,520
Benchmark Electronics, Inc. (a)	17,351	343,203
CTS Corporation	5,903	107,317
Electro Rent Corporation	8,172	84,825
Fabrinet (a)	10,887	235,921
II-VI, Inc. (a)	14,061	254,785
Insight Enterprises, Inc. (a)	11,695	297,053
Kimball Electronics, Inc. (a)	664	7,563
Littelfuse, Inc.	1,141	114,020
Mercury Systems, Inc. (a)	14,098	241,922
Methode Electronics, Inc.	2,306	76,859
MTS Systems Corporation	1,477	97,526
OSI Systems, Inc. (a)	2,007	172,963
Park Electrochemical Corporation	252	4,118
PC Connection, Inc.	4,023	93,495
Rofin-Sinar Technologies, Inc. (a)	7,537	218,272
Sanmina Corporation (a)	6,054	125,136
ScanSource, Inc. (a)	13,467	464,746
Tech Data Corporation (a)	7,725	562,303
TTM Technologies, Inc. (a)	2,664	19,447
Vishay Intertechnology, Inc.	3,472	36,803
		3,698,797
Internet Software & Services - 3.1%
Autobytel, Inc. (a)	9,337	173,855
Carbonite, Inc. (a)	4,348	44,002
Cvent, Inc. (a)	575	18,176
DHI Group, Inc. (a)	5,714	51,712
EarthLink Holdings Corporation	54,832	468,814
Everyday Health, Inc. (a)	32,600	306,440
IntraLinks Holdings, Inc. (a)	6,317	55,274
Liquidity Services, Inc. (a)	11,595	94,963
LivePerson, Inc. (a)	12,570	98,046
NIC, Inc.	4,032	76,487
QuinStreet, Inc. (a)	18,339	101,781
Reis, Inc.	4,169	101,473
SciQuest, Inc. (a)	1,742	20,660
SPS Commerce, Inc. (a)	1,678	120,514
TechTarget, Inc. (a)	1,050	9,797
Travelzoo, Inc. (a)	12,726	113,770

81

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Internet Software & Services - 3.1% (Continued)
Web.com Group, Inc. (a)	24,652	$578,582
Wix.com Ltd. (a)	5,864	129,712
XO Group, Inc. (a)	17,833	269,813
Zix Corporation (a)	34,969	181,139
		3,015,010
IT Services - 2.8%
Black Knight Financial Services, Inc. - Class A (a)	8,345	300,670
Blackhawk Network Holdings, Inc. (a)	3,373	143,622
Convergys Corporation	1,056	27,108
Everi Holdings, Inc. (a)	7,102	33,237
EVERTEC, Inc.	5,785	105,518
ExlService Holdings, Inc. (a)	2,597	114,943
Forrester Research, Inc.	966	31,173
Hackett Group, Inc. (The)	9,388	139,694
Heartland Payment Systems, Inc.	2,119	156,806
Higher One Holdings, Inc. (a)	12,187	35,830
Lionbridge Technologies, Inc. (a)	8,607	46,392
Luxoft Holding, Inc. (a)	4,070	271,225
Mantech International Corporation - Class A	4,331	125,166
PFSweb, Inc. (a)	13,497	216,222
Planet Payment, Inc. (a)	17,910	53,730
Sykes Enterprises, Inc. (a)	14,047	407,363
TeleTech Holdings, Inc.	16,948	493,187
Virtusa Corporation (a)	1,861	106,877
		2,808,763
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	15,387	435,144
Amkor Technology, Inc. (a)	3,812	23,711
Axcelis Technologies, Inc. (a)	100,511	281,431
Cabot Microelectronics Corporation (a)	48	2,024
Cascade Microtech, Inc. (a)	624	9,560
IXYS Corporation	10,248	127,690
Mattson Technology, Inc. (a)	14,851	34,751
Nanometrics, Inc. (a)	2,141	32,715
NeoPhotonics Corporation (a)	5,187	42,897
OmniVision Technologies, Inc. (a)	9,251	267,076
PDF Solutions, Inc. (a)	8,739	92,284
Pericom Semiconductor Corporation	6,084	106,166
Photronics, Inc. (a)	37,680	361,351
PMC-Sierra, Inc. (a)	7,983	95,157
Rudolph Technologies, Inc. (a)	15,360	196,454
Xcerra Corporation (a)	2,747	19,064
		2,127,475
Software - 4.1%
Barracuda Networks, Inc. (a)	2,737	52,496
EPIQ Systems, Inc.	8,413	116,099
ePlus, Inc. (a)	7,258	612,720
Fair Isaac Corporation	1,369	126,455
Gigamon, Inc. (a)	7,262	190,482
Infoblox, Inc. (a)	7,257	118,362
MicroStrategy, Inc. - Class A (a)	1,546	266,020

82

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Software - 4.1% (Continued)
Pegasystems, Inc.	4,200	$117,138
Progress Software Corporation (a)	10,837	263,122
Proofpoint, Inc. (a)	3,656	257,529
QAD, Inc. - Class A	3,697	94,421
Qualys, Inc. (a)	8,041	284,008
RealPage, Inc. (a)	10,810	182,689
Rovi Corporation (a)	16,152	147,791
Silver Spring Networks, Inc. (a)	13,551	177,654
Take-Two Interactive Software, Inc. (a)	1,270	42,164
Tangoe, Inc. (a)	25,658	212,448
TeleCommunication Systems, Inc. - Class A (a)	50,143	205,085
TiVo, Inc. (a)	14,662	133,131
Verint Systems, Inc. (a)	4,115	195,792
Xura, Inc. (a)	560	14,493
Yodlee, Inc. (a)	11,507	193,087
Zendesk, Inc. (a)	381	7,666
		4,010,852
Technology Hardware, Storage & Peripherals - 0.2%
Eastman Kodak Company (a)	1,811	22,674
Lexmark International, Inc. - Class A	2,463	80,023
QLogic Corporation (a)	8,351	103,552
		206,249
Materials - 4.6%
Chemicals - 1.4%
Cabot Corporation	4,380	157,417
Core Molding Technologies, Inc. (a)	16	321
Ferro Corporation (a)	8,577	107,127
KMG Chemicals, Inc.	407	8,563
Koppers Holdings, Inc.	314	5,953
Kraton Performance Polymers, Inc. (a)	19,285	393,221
Landec Corporation (a)	277	3,407
LSB Industries, Inc. (a)	1,571	24,586
Minerals Technologies, Inc.	2,051	120,886
OMNOVA Solutions, Inc. (a)	6,963	49,994
Quaker Chemical Corporation	1,343	106,607
Rayonier Advanced Materials, Inc.	4,789	44,155
Rentech, Inc. (a)	42,795	250,351
Stepan Company	1,936	102,473
		1,375,061
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	6,360	508,800
Myers Industries, Inc.	27	421
		509,221
Metals & Mining - 1.6%
Coeur Mining, Inc. (a)	3,556	9,601
Commercial Metals Company	34,488	495,593
Globe Specialty Metals, Inc.	596	7,522
Handy & Harman Ltd. (a)	1,086	25,792
Haynes International, Inc.	8,786	346,608
Kaiser Aluminum Corporation	1,566	127,300
Materion Corporation	3,951	119,123

83

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Materials - 4.6% (Continued)
Metals & Mining - 1.6% (Continued)
Schnitzer Steel Industries, Inc. - Class A	7,586	$127,900
Worthington Industries, Inc.	9,552	293,246
		1,552,685
Paper & Forest Products - 1.1%
Boise Cascade Company (a)	3,931	117,655
Clearwater Paper Corporation (a)	2,330	117,502
Domtar Corporation	3,403	140,340
KapStone Paper and Packaging Corporation	6,202	134,893
P.H. Glatfelter Company	5,518	107,049
Schweitzer-Mauduit International, Inc.	10,717	416,034
		1,033,473
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	5,757	439,950
Cincinnati Bell, Inc. (a)	2,448	9,229
Fairpoint Communications, Inc. (a)	586	9,399
General Communication, Inc. - Class A (a)	18,996	386,854
Inteliquent, Inc.	7,578	157,016
Iridium Communications, Inc. (a)	1,615	13,259
Premiere Global Services, Inc. (a)	14,486	198,169
Vonage Holdings Corporation (a)	31,703	192,437
		1,406,313
Wireless Telecommunication Services - 0.5%
Spok Holdings, Inc.	2,863	51,620
Telephone and Data Systems, Inc.	13,145	376,473
		428,093
Utilities - 1.4%
Electric Utilities - 0.5%
PNM Resources, Inc.	9,934	279,344
UIL Holdings Corporation	2,286	116,563
Unitil Corporation	3,015	106,942
		502,849
Gas Utilities - 0.3%
South Jersey Industries, Inc.	725	19,220
Southwest Gas Corporation	3,799	233,486
		252,706
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corporation	82,120	167,525
Dynegy, Inc. (a)	474	9,210
		176,735
Multi-Utilities - 0.2%
Black Hills Corporation	4,931	225,741

Water Utilities - 0.2%
Artesian Resources Corporation - Class A	3,774	91,935
California Water Service Group	5,213	116,563
		208,498

Total Common Stocks (Cost $92,451,783)		$97,627,830

84

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0%(b)	Shares	Value
Wright Medical Group, Inc. (a) (Cost $0)	19,488	$19,098

MONEY MARKET FUNDS - 1.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,121,802)	1,121,802	$1,121,802

Total Investments at Value - 100.6% (Cost $93,573,585)		$98,768,730

Liabilities in Excess of Other Assets - (0.6%)		(630,051)

Net Assets - 100.0%		$98,138,679

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of October 31, 2015.

See accompanying notes to financial statements.

85

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2015

U.S. TREASURY OBLIGATIONS – 20.0%	Par Value	Value
U.S. Treasury Bills (a)
0.010%, due 03/03/2016	$575,000	$574,800
0.020%, due 03/17/2016	575,000	574,772
0.138%, due 03/31/2016	1,087,000	1,086,190
0.132%, due 04/14/2016	1,087,000	1,086,102
Total U.S. Treasury Obligations (Cost $3,322,650)		$3,321,864

MONEY MARKET FUNDS - 55.9%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.12% (b)	1,668,284	$1,668,284
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (b)	3,742,924	3,742,924
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.15% (b)	1,668,145	1,668,145
Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio - Institutional Class, 0.20% (b)	271,696	271,696
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	271,253	271,253
Vanguard Prime Money Market Fund – Investor Shares, 0.08% (b)	1,668,525	1,668,525
Total Money Market Funds (Cost $9,290,827)		$9,290,827

Total Investments at Value - 75.9% (Cost $12,613,477)		$12,612,691

Other Assets in Excess of Liabilities (c) - 24.1%		4,017,954

Net Assets - 100.0%		$16,630,645

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of October 31, 2015.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

86

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2015

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	12/01/2015	3	$91,920	$(2,113)
Cocoa Future	12/15/2015	6	195,540	(1,246)
Cotton No. 2 Future	12/08/2015	10	316,600	5,457
Ethanol Future	12/03/2015	16	731,728	10,343
Feeder Cattle Future	11/19/2015	6	572,700	29,161
Frozen Concentrate Orange Juice Future	01/08/2016	15	300,937	985
Hard Red Winter Wheat Future	12/14/2015	1	24,688	59
Lumber Future	01/15/2016	10	276,650	(4,861)
Palladium Future	12/29/2015	2	135,140	3,798
Platinum Future	01/27/2016	6	296,310	(3,533)
Soybean Future	01/14/2016	9	398,588	(63)
Soybean Meal Future	12/14/2015	33	1,004,520	(35,041)
Sugar No. 11 Future	02/29/2016	30	487,872	7,744

Total Futures Contracts			$4,833,193	$10,690

See accompanying notes to financial statements.

87

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2015

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	12/18/2015	10	$453,562	$48,520
Corn Future	12/14/2015	27	516,037	18,610
Crude Oil Future	11/20/2015	9	417,420	27,556
Frozen Concentrate Orange Juice Future	11/09/2015	2	40,395	(4,156)
Gasoline RBOB Future	11/30/2015	1	57,389	(3,494)
Lean Hogs Future	12/14/2015	8	189,440	6,215
Live Cattle Future	12/31/2015	9	510,210	(15,949)
Natural Gas Future	11/25/2015	19	442,130	64,829
Oats Future	12/14/2015	15	170,438	(352)
Red Spring Wheat Future	12/14/2015	1	26,275	(879)
Rough Rice Future	01/14/2016	23	547,170	14,862
Soybean Oil Future	12/14/2015	78	1,319,760	26,872
Wheat Future	12/14/2015	7	182,700	(7,442)
Total Commodity Futures			4,872,926	175,192

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2015	44	732,600	3,458
E-Mini S&P 500 Future	12/18/2015	34	3,519,000	(78,926)
EURO STOXX 50 Future	12/18/2015	23	860,208	(20,127)
EURO VSTOXX Mini Future	11/18/2015	169	409,793	4,513
EURO VSTOXX Mini Future	12/16/2015	177	419,458	(1,106)
Total Financial Futures			5,941,059	(92,188)

Total Futures Contracts Sold Short			$10,813,985	$83,004

See accompanying notes to financial statements.

88

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
TFS Capital Investment Trust

We have audited the accompanying statement of assets and liabilities of TFS Market Neutral Fund and TFS Small Cap Fund and consolidated statement of assets and liabilities of the TFS Hedged Futures Fund (collectively the “Funds”), including the summary schedule of investments, schedule of  securities sold short and schedule of futures contracts sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the schedule of investments, schedule of futures contracts, and schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended (collectively, the “financial statements”), the financial highlights for each of the three years in the period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedule of investments, schedule of securities sold short and schedule of futures contracts sold short for TFS Market Neutral Fund, the schedule of investments for TFS Small Cap Fund and the schedule of investments, the schedule of futures contracts and schedule of future contracts sold short for TFS Hedged Futures Fund as of October 31, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and schedules of investments in securities are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedules of investments in securities based on our audits. The financial highlights for the years ended October 31, 2012 and prior were audited by another registered public accounting firm whose report dated December 24, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements, financial highlights and schedules of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used an significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights and schedules of investments in securities referred to above present fairly, in all material respects, the financial position of TFS Capital Investment Trust at October 31, 2015, and the results of their operations for the year then ended, the changes in their nets assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
December 29, 2015

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	January 8, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 8, 2016

*	Print the name and title of each signing officer under his or her signature.